As filed with the Securities and Exchange Commission
                                                       on August 29, 1997
                                              Registration Nos. 333-15205
                                                                811-07897

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                                      Pre-Effective Amendment No. ___    [   ]

                                       Post-Effective Amendment No.   2    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                                            Amendment No.   3              [X]

                        (Check appropriate box or boxes)

                       The Munder Framlington Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (810) 647-9200

                              Teresa M.R. Hamlin, Esq.
                    First Data Investor Services Group, Inc.
                          One Exchange Place, 8th Floor
                           Boston, Massachusetts 02109
                  (Name and Address of Agent for Service)

                                   Copies to:

Lisa Anne Rosen, Esq.                           Paul F. Roye, Esq.
Munder Capital Management                       Dechert Price & Rhoads
480 Pierce Street                               1500 K Street, N.W., Suite 500
Birmingham, Michigan 48009                      Washington, D.C. 20005

         [X] It is proposed that this filing will become effective October 28, 1997 pursuant to Paragraph (a)(1) of Rule 485.

         Registrant elects to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed the notice required by Rule 24f-2 with respect to its fiscal year ending June 30, 1997 on or before August 29, 1997.

                             THE MUNDER FUNDS, INC.


                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                     (Equity Funds Class A, B and C Shares)

                                     Part A
                                                     --------

                  Item                                                 Heading
                  ------                                               ----------

         1.       Cover Page                                           Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices;
                                                                       Structure and Management of the Funds

         5.       Management of the Fund                               Structure and Management of the Funds;
                                                                       Fund Choices; Dividends, Distributions and
                                                                       Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds;
                                                                       Purchases and Exchanges of Shares;
                                                                       Redemptions of Shares; Dividends,
                                                                       Distributions and Taxes

         7.       Purchase of Securities Being Offered                 Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable





                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                                (Class K Shares)

                                     Part A
                                                     --------

                  Item                                                 Heading
                  ------                                               ----------

         1.       Cover Page                                           Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices;
                                                                       Structure and Management of the Funds

         5.       Management of the Fund                               Structure and Management of the Funds;
                                                                       Fund Choices; Dividends, Distributions and
                                                                       Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds;
                                                                       Purchases of Shares; Redemptions of
                                                                       Shares; Dividends, Distributions and Taxes

         7.       Purchase of Securities Being Offered                 Purchases of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable





                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                                (Class Y Shares)

                                     Part A
                                                     --------

                  Item                                                 Heading
                  ------                                               ----------

         1.       Cover Page                                           Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices;
                                                                       Structure and Management of the Funds

         5.       Management of the Fund                               Structure and Management of the Funds;
                                                                       Fund Choices; Dividends, Distributions and
                                                                       Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds;
                                                                       Purchases and Exchanges of Shares;
                                                                       Redemptions of Shares; Dividends,
                                                                       Distributions and Taxes

         7.       Purchase of Securities Being Offered                 Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable





                                     Part B
                                                     --------

                               (The Munder Funds)

                  Item                                                 Heading
                  ------                                               ----------

         10.      Cover Page                                           Cover Page

         11.      Table of Contents                                    Table of Contents

         12.      General Information and History                      See Prospectus --"Structure and Management
                                                                       of the Funds;" General; Trustees,
                                                                       Directors and Officers

         13.      Investment Objectives and Policies                   Fund Investments; Investment Limitations;
                                                                       Portfolio Transactions

         14.      Management of the Fund                               See Prospectus --"Structure and Management
                                                                       of the Funds;" Trustees, Directors and
                                                                       Officers; Miscellaneous

         15.      Control Persons and Principal                        See Prospectus --
                  Holders of Securities                                "Structure and Management of the Funds;"
                                                                       Miscellaneous

         16.      Investment Advisory and Other Services               Investment Advisory and Other Service
                                                                       Arrangements; See Prospectus -- "
                                                                       Structure and Management of the Funds "

         17.      Brokerage Allocation and Other Practices             Portfolio Transactions

         18.      Capital Stock and Other Securities                   See Prospectus --"Structure and Management
                                                                       of the Funds;" Additional Information
                                                                       Concerning Shares

         19.      Purchase, Redemption and Pricing                     Additional Purchase and
                  of Securities Being Offered                          Redemption Information; Net Asset Value;
                                                                       Additional Information Concerning Shares

         20.      Tax Status                                           Taxes

         21.      Underwriters                                         Investment Advisory and Other Service
                                                                       Agreements

         22.      Calculation of Performance Data                      Performance Information

         23.      Financial Statements                                 Financial Statements




                       The Munder Framlington Funds Trust

        The purpose of this Post-Effective Amendment filing is to combine prospectuses with respect to the investment portfolios of the Registrant, The Munder Funds, Inc. and The Munder Funds Trust. Additionally, in accordance with the Staff's recent suggestion to write prospectuses in plain english, the prospectuses have been wholly rewritten and streamlined.





PROSPECTUS

Class A, Class B and Class C Shares

         The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes five investment portfolios offered by the Trust (the "Trust Funds"), seven investment portfolios offered by the Company (the "Company Funds") and three investment portfolios offered by Framlington ("Framlington Funds") described below (referred to as the "Funds"):

                                          Munder Accelerating Growth Fund
                                               Munder Balanced Fund
                                           Munder Equity Selection Fund*
                                     Munder Framlington Emerging Markets Fund
                                        Munder Framlington Healthcare Fund
                                   Munder Framlington International Growth Fund
                                            Munder Growth & Income Fund
                                         Munder International Equity Fund
                                           Munder Micro-Cap Equity Fund
                                            Munder Mid-Cap Growth Fund
                                          Munder Multi-Season Growth Fund
                                     Munder Real Estate Equity Investment Fund
                                            Munder Small-Cap Value Fund
                                         Munder Small Company Growth Fund
                                                 Munder Value Fund
---------------
* As of the date of this Prospectus, the Munder Equity Selection Fund is not currently available for purchase.

         Munder Capital Management (the "Advisor") serves as the investment adviser of the Funds.

         This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

         Securities offered by this Prospectus have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                     Call Toll-Free for Shareholder Services:
                                                  (800) 438-5789

                 The date of this Prospectus is _________________, 1997

                                                 TABLE OF CONTENTS


Fund Highlights
What are the key facts regarding the Funds?........................

Financial Information.............................................

Fund Choices
What Funds are offered?...........................................
Who may want to invest in the Funds?..............................
What are the Funds' investments and investment practices?.........
What are the risks of investing in the Funds?.....................

Performance
How is the Funds' performance calculated?.........................
Where can I obtain performance data?..............................

Purchases and Exchanges of Shares
What share class should I choose for my investment?...............
What price do I pay for shares?...................................
When can I purchase shares?.......................................
What is the minimum required investment?..........................
How can I purchase shares?........................................
How can I exchange shares?........................................

Redemptions of Shares
What price do I receive for redeemed shares?......................
When can I redeem shares?.........................................
How can I redeem shares?..........................................
When will I receive redemption amounts?...........................

Structure and Management of the Funds
How are the Funds structured?.....................................
Who manages and services the Funds?...............................
What are my rights as a shareholder?..............................

Dividends, Distributions and Taxes
When will I receive distributions from the Funds?.................
How will distributions be made?...................................
Are there tax implications of my investments in the Funds?........

Additional Information............................................

Appendix A........................................................

----------------------------------------------------------------------------
                                                  FUND HIGHLIGHTS
----------------------------------------------------------------------------

                                    What Are the Key Facts Regarding the Funds?

Q:.......What are the Funds' goals?

A: o The Accelerating Growth Fund, Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

         o The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.

Q:       What are the Funds' strategies?

A: The Funds, other than the Balanced Fund, invest primarily in equity securities. The Balanced Fund allocates its assets primarily among three types of assets - Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

Q:       What are the Funds' risks?

A: Each Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes due to changes in the price of securities owned by each Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies, perceptions about particular industries and, in the case of an international fund, changes in exchange rates. You should note that you could lose a portion of the amount you invest in a Fund.

         The International  Equity Fund,  Framlington  Emerging Markets Fund and
Framlington International Growth Fund invest mostly in Foreign Securities. "Foreign Securities" are securities issued by non-U.S. companies. Foreign Securities are generally considered to be riskier than securities issued by U.S. companies due to factors such as freezes on convertibility of currency, the rise and fall of foreign currency exchange rates, political instability and differences in accounting and reporting standards. Certain of the other Funds also may invest in Foreign Securities.

         The Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund invest primarily in small-capitalization or mid-capitalization companies and may invest in emerging growth companies. Investments in such companies are riskier than investments in larger, more established companies as a result of larger fluctuations in earnings, greater reliance on a few key customers, and other factors.

     The Real Estate Equity  Investment Fund concentrates its investments in the
real  estate  industry  and  Framlington   Healthcare  Fund   concentrates   its
investments in the healthcare industry. Because the Funds

-------------------------------------------------------------------------------
concentrate their investments in one industry, they may pose greater risks and experience larger fluctuations in value than portfolios invested in a broader range of industries.
-------------------------------------------------------------------------

Q:       What are the options for investment in the Funds?

A:       Each Fund offers five  different  investment  options,  or classes:
 Class A, B, C, K and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                                                Maximum Front                  Maximum
             Class                    Rule 12b-1 Fees *       End Sales Load **               CDSC ***
            Class A                         0.25%                       5.5%                     None****

            Class B                          1%                         None                        5%

            Class C                          1%                         None             1%, if redeemed within 1
                                                                                             year of purchase

*        An  annual  fee  for  distributing  shares  and  servicing  shareholder accounts based on the Fund's average daily net assets.
**       A  one-time  fee  charged at the time of  purchase  of shares.  The fee declines  based on the amount you
         invest.
***      A contingent  deferred sales charge  ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
****     A CDSC of 1% is  imposed  on  certain  redemptions  of  Class A  Shares if  redeemed  within  one year of
         purchase.

(i)      If you invest over $250,000, you must buy Class A or Class C Shares.

Q:       How do I buy and sell shares of the Funds?

     A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. ("Investor Services Group" or the "Transfer Agent"), by mailing the attached application with a check to Investor Services Group. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

         Shares may be redeemed (sold back to the Fund) by mail or by telephone.

         You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:       What shareholder privileges do the Funds offer?

A:       Class A Shares                      Class B Shares                       Class C Shares
         --------------                      --------------                       --------------
          Automatic Investment Plan           Automatic Investment Plan           Automatic Investment Plan
          Automatic Withdrawal Plan           Automatic Withdrawal Plan           Automatic Withdrawal Plan
          Retirement Plans                    Retirement Plans                    Retirement Plans
          Telephone Exchanges                 Telephone Exchanges                 Telephone Exchanges
          Rights of Accumulation              Reinvestment Privilege              Reinvestment Privilege
          Letter of Intent
          Quantity Discounts
          Reinvestment Privilege


----------------------------------------------------------------------------
Q:       When and how are distributions made?
----------------------------------------------------------------------------

     A: Dividends paid at least quarterly (if available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund and Small Company Growth Fund.

         Dividends paid at least annually: Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

         Dividends paid monthly:  Real Estate Equity Investment Fund.

         The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q:       Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management of the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

-------------------------------------------------------------------------------
                                               FINANCIAL INFORMATION
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                        SHAREHOLDER TRANSACTION EXPENSES 1
----------------------------------------------------------------------------

         The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                   Class A           Class B        Class C
                                   Shares             Shares         Shares

Maximum Sales Charges              5.5%               None            None
   on Purchase 2
(as a % of Offering Price)

Sales Charge Imposed              None                None           None
   on Reinvested Dividends

Maximum Deferred Sales Charge3    None 4              5%             None5

Redemption Fees                   None6             None6            None6

Exchange Fees                     None              None            None

Notes:

1. Does not include fees which institutions may charge for services they provide to you.
2.       The sales charge declines as the amount invested increases.
3.       The CDSC payable upon redemption of Class B Shares declines over time.
4. A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
5. A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
6. The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

----------------------------------------------------------------------------
                                                  FUND OPERATING EXPENSES
---------------------------------------------------------------------------

         The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown are based on fees for the Funds' past fiscal year, except for the Equity Selection Fund, Micro-Cap Equity Fund and Small-Cap Value Fund and the Framlington Funds, in which expenses are estimated for the current fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.


ANNUAL FUND                              Accelerating                      Balanced                    Equity Selection
OPERATING                                  Growth Fund                       Fund                            Fund
                                 -----------------------------  ------------------------------  -----------------
EXPENSES                          Class     Class      Class     Class      Class      Class      Class      Class      Class
(as a % of                          A         B          C         A          B          C          A          B          C
average net assets)               Shares    Shares    Shares     Shares    Shares     Shares      Shares     Shares    Shares
-------------------               ------    ------    ------     ------    ------     ------      ------     ------    ------
Advisory Fees                    .75%      .75%      .75%       .65%      .65%       .65%       .75%        .75%      .75%
12b-1 Fees                       .25%      1.00%     1.00%      .25%      1.00%      1.00%      .25%        1.00%     1.00%
Other Expenses                   .20%      .20%      .20%       .32%      .32%       .32%       .25%        .25%      .25%
                                 ====      ====      ====       ====      ====       ====       ====        ====      ====
Total Fund                                                                                       1.25%
   Operating Expenses             1.20%     1.95%     1.95%      1.22%     1.97%      1.97%                  2.00%     2.00%


                                        Framlington                       Framlington                       Framlington
ANNUAL FUND                              Emerging                         Healthcare                       International
OPERATING                              Markets Fund                          Fund                           Growth Fund
                                       ------------                          ----                           -----------
EXPENSES                       Class      Class       Class       Class      Class      Class      Class       Class       Class
(as a % of                       A          B           C           A          B          C          A           B           C
average net assets)           Shares      Shares      Shares     Shares     Shares     Shares      Shares      Shares     Shares
-------------------           ------      ------      ------     ------     ------     ------      ------      ------     ------
Advisory Fees                1.25%      1.25%       1.25%       1.00%      1.00%      1.00%      1.00%       1.00%       1.00%
12b-1 Fees                   .25%       1.00%       1.00%       .25%       1.00%      1.00%      .25%        1.00%       1.00%
Other Expenses (after
expense reimbursements)      .29%+      .29%+       .29%+       .30%+      .30%       .30%       .30%+       .30%+       .30%+
                             ====       ====        ====        ====       ====       ====       ====        ====        ====
Total Fund
   Operating Expenses
(after expense
reimbursements)              1.79%+     2.54%+      2.54%+      1.55%+     2.30%+     2.30%+     1.55%+      2.30%+      2.30%+



ANNUAL FUND                                 Growth &                     International                     Micro-Cap
OPERATING                                 Income Fund                     Equity Fund                     Equity Fund
                                          -----------                     -----------                     -----------
EXPENSES                          Class     Class      Class     Class      Class      Class      Class      Class      Class
(as a % of                          A         B          C         A          B          C          A          B          C
average net assets)               Shares    Shares    Shares     Shares    Shares     Shares      Shares     Shares    Shares
-------------------               ------    ------    ------     ------    ------     ------      ------     ------    ------
Advisory Fees                    .75%      .75%      .75%       .75%      .75%       .75%       1.00%       1.00%     1.00%
12b-1 Fees                       .25%      1.00%     1.00%      .25%      1.00%      1.00%      .25%        1.00%     1.00%
Other Expenses                   .20%      .20%      .20%       .26%      .26%       .26%       .25%        .25%      .25%
                                 ====      ====      ====       ====      ====       ====       ====        ====      ====
Total Fund
   Operating Expenses             1.20%     1.95%     1.95%      1.26%     2.01%      2.01%      1.50%       2.25%     2.25%





ANNUAL FUND                                  Mid-Cap                       Multi-Season                 Real Estate Equity
OPERATING                                  Growth Fund                     Growth Fund                    Investment Fund
                                           -----------                     -----------                    ---------------
EXPENSES                           Class      Class      Class     Class     Class      Class      Class       Class      Class
(as a % of                           A          B          C         A         B          C          A           B          C
average net assets)               Shares     Shares     Shares     Shares    Shares    Shares      Shares     Shares     Shares
-------------------               ------     ------     ------     ------    ------    ------      ------     ------     ------
Advisory Fees                    .74%       .74%       .74%       .75%*     .75%*     .75%*      .74%        .74%       .74%
12b-1 Fees                       .25%       1.00%      1.00%      .25%      1.00%     1.00%      .25%        1.00%      1.00%
Other Expenses (after expense
reimbursements)                  .25%+      .25%+      .25%+      .25%      .25%      .25%       .36%+       .36%+      .36%+
                                 ====       ====       ====       ====      ====      ====       ====        ====       ====
Total Fund
   Operating Expenses (after
expense reimbursements)          1.24%+     1.99%+     1.99%+     1.25%*    2.00%*    2.00%*     1.35%+      2.10%+     2.10%+



     ANNUAL FUND Small-Cap Small Company  OPERATING Value Fund Growth Fund Value
Fund ----------  -----------  ----------  EXPENSES Class Class Class Class Class
Class Class Class Class (as a % of A B C A B C A B C average net assets)  Shares
Shares Shares  Shares  Shares  Shares  Shares Shares Shares  -------------------
------ ------  ------  ------  ------ ------ ------ ------ ------  Advisory Fees
 .75% .75% .75% .75% .75% .75% .74% .74% .74% 12b-1  Fees .25%  1.00%  1.00% .25%
1.00% 1.00% .25% 1.00% 1.00% Other Expenses (after expense reimbursements) .38%+
 .38%+  .38%+  .22%+  .22%+ .22%+ .28%+ .28%+ .28%+ ==== ==== ==== ==== ==== ====
==== ==== ==== Total Fund  Operating  Expenses  (after  expense  reimbursements)
1.38%+    2.13%+    2.13%+   1.22%+   1.97%+   1.97%+   1.27%+   2.02%+   2.02%+
------------------------  * Reflects advisory fee waiver.  Without waivers,  the ratio of  advisory  fees to  average  net  assets  would be 1.00% and total fund operating  expenses  would be  1.50%-Class A Shares;  2.25%-Class B Shares;  and
2.25%-Class C Shares. + The Advisor voluntarily reimbursed the Funds for certain operating expenses.  In the absence of such expense  reimbursements,  total fund operating  expenses  would have  been:  o  Framlington  Emerging  Markets  Fund:
5.43%-Class A,  6.18%-Class B and 6.18%-Class C o Framlington  Healthcare  Fund:
7.33%-Class  A,  8.08%-Class B and  8.08%-Class  C o  Framlington  International
Growth Fund:  2.56%-Class A, 3.31%-Class B and 3.31%-Class C o Micro-Cap Equity:
7.90%-Class  A,  8.65%-Class  B,  and  8.65%-Class  C  o  Mid-Cap  Growth  Fund:
1.46%-Class A,  2.21%-Class B and 2.21%-Class C o Real Estate Equity  Investment
Fund:  1.38%-Class A,  2.13%-Class B and  2.13%-Class C o Small-Cap  Value Fund:
1.51%-Class  A,  2.26%-Class B and  2.26%-Class  C o Small Company  Growth Fund:
1.22%-Class  A,  1.97%-Class B and  1.97%-Class C o Value Fund:  1.31%-Class  A,
2.06%-Class B and 2.06%-Class C

-----------------------------------------------------------------------------
                                                          EXAMPLE
-----------------------------------------------------------------------------

         This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.





                                         Accelerating                      Balanced                    Equity Selection
                                           Growth Fund                      Fund                          Fund

                                  Class     Class      Class     Class      Class      Class      Class      Class      Class
                                    A         B          C         A          B          C          A          B          C
                                  Shares    Shares    Shares     Shares    Shares     Shares      Shares     Shares    Shares
1 Year
         o Redemption              $ 67    $  70     $  30      $  67     $  70      $  30      $  67       $  70     $  30
         o No Redemption           $ 67     $  20     $  20      $  67     $  20      $  20       $  67      $  20     $  20

3 Years
         o Redemption            $  91     $  91     $  61      $  92     $  92      $  62      $  93       $  93     $  63
         o No Redemption          $  91     $  61     $  61      $  92     $  62      $  62       $  93      $  63     $  63

5 Years
         o Redemption            $117      $125      $105       $118      $126       $106       $120        $128      $108
         o No Redemption           $117    $105        $105       $118      $106       $106        $120     $108      $108

10 Years
         o Redemption            $193      $237      $227       $195      $240       $230       $198        $243      $233
         o No Redemption         $193        $227      $227       $195      $230       $230        $198       $233      $233


                                          Framlington                     Framlington                     Framlington
                                            Emerging                       Healthcare                    International
                                          Markets Fund                        Fund                         Growth Fund
                                   Class     Class      Class      Class     Class      Class     Class      Class     Class
                                     A         B          C          A         B          C         A          B         C
                                  Shares     Shares    Shares     Shares     Shares    Shares     Shares    Shares     Shares
1 Year
         o Redemption            $  72      $  76     $  36      $  70      $  73     $  33      $  70     $  73      $  33
         o No Redemption         $  72      $  26      $  26      $  70      $  23     $  23      $  70     $  23      $  23

3 Years
         o Redemption            $108       $109      $  79      $101       $102      $  72      $101      $102       $  72
         o No Redemption          $108       $  79     $  79     $101        $  72     $  72     $101       $  72      $  72

5 Years
         o Redemption            $147       $155      $135       $135       $143      $123       $135      $143       $123
         o No Redemption          $147        $135      $135       $135       $123      $123       $135      $123       $123

10 Years
         o Redemption            $254       $298      $288       $230       $274      $264       $230      $274       $264
         o No Redemption          $254        $288      $288       $230       $264      $264       $230      $264       $264




                                            Growth &                     International                     Micro-Cap
                                            Income Fund                    Equity Fund                     Equity Fund
                                   Class     Class      Class      Class     Class      Class     Class      Class     Class
                                     A         B          C          A         B          C         A          B         C
                                  Shares     Shares    Shares     Shares     Shares    Shares     Shares    Shares     Shares
1 Year
         o Redemption            $  67      $  70     $  30      $  67      $  70     $  30      $  69     $  73      $  33
         o No Redemption          $  67     $  20      $  20      $  67      $  20     $  20      $  69     $  23      $  23

3 Years
         o Redemption            $  91      $  91     $  61      $  93      $  93     $  63      $100      $100       $  70
         o No Redemption          $  91     $  61      $  61      $  93     $  63      $  63     $100       $  70      $  70

5 Years
         o Redemption            $117       $125      $105       $120       $128      $108       $132      $140       $120
         o No Redemption           $117       $105      $105       $120       $108      $108       $132      $120       $120

10 Years
         o Redemption            $193       $237      $227       $199       $244      $234       $225      $268       $258
         o No Redemption           $193       $227      $227       $199       $234      $234       $225      $258       $258

                                            Mid-Cap                       Multi-Season                Real Estate Equity
                                           Growth Fund                     Growth Fund                   Investment Fund
                                   Class     Class      Class      Class     Class      Class     Class      Class     Class
                                     A         B          C          A         B          C         A          B         C
                                  Shares     Shares    Shares     Shares     Shares    Shares     Shares    Shares     Shares
1 Year
         o Redemption            $  67      $  70     $  30      $  67      $  70     $  30      $  68     $  71      $  31
         o No Redemption          $  67      $  20    $  20       $  67      $  20     $  20      $  68     $  21      $  21

3 Years
         o Redemption            $  92      $  92     $  62      $  93      $  93     $  63      $  95     $  96      $  66
         o No Redemption         $  92       $  62     $  62      $  93      $  63     $  63      $  95     $  66      $  66

5 Years
         o Redemption            $119       $127      $107       $120       $128      $108       $125      $133       $113
         o No Redemption           $119       $107      $107       $120       $108      $108       $125      $113       $113

10 Years
         o Redemption            $197       $242      $232       $198       $243      $233       $209      $253       $243
         o No Redemption           $197       $232      $232       $198       $233      $233       $209      $243       $243


----------------------------------------------------------------------------

---------------------------------------------------------------------------



                                           Small-Cap                     Small Company
                                           Value Fund                      Growth Fund                     Value Fund
                                   Class     Class      Class      Class     Class      Class     Class      Class     Class
                                     A         B          C          A         B          C         A          B         C
                                  Shares     Shares    Shares     Shares     Shares    Shares     Shares    Shares     Shares
1 Year
         o Redemption            $  68      $  72     $  32      $  67      $  70     $  30      $  67     $  71      $  31
         o No Redemption          $  68      $  22    $  22       $  67      $  20     $  20      $  67     $  21      $  21

3 Years
         o Redemption            $  96      $  97     $  67      $  92      $  92     $  62      $  93     $  93      $  63
         o No Redemption          $  96      $  67     $  67      $  92      $  62    $  62       $  93     $  63      $  63

5 Years
         o Redemption            $127       $134      $114       $118       $126      $106       $121      $129       $109
         o No Redemption           $127       $114      $114       $118       $106      $106       $121      $109       $109

10 Years
         o Redemption            $212       $256      $246       $195       $240      $230       $200      $245       $235
         o No Redemption           $212       $246      $246       $195       $230      $230       $200      $235       $235

         The Advisor expects to waive a portion of its fees with respect to the Multi-Season Growth Fund and reimburse expenses with respect to the Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund and Value Fund during the current fiscal year. The Advisor may discontinue such waivers and/or expense reimbursements at any time in its sole discretion. Without waivers and/or expense reimbursements, an investor of the Funds would pay the following expenses on a $1,000 investment, assuming redemption after one, three, five and ten years, respectively, and assuming a hypothetical 5% annual return:

                       Fund
                                                       Class A Shares       Class B Shares       Class C Shares
Framlington Emerging Markets Fund
Framlington Healthcare Fund
Framlington International Growth Fund
Micro-Cap Equity Fund
Mid-Cap Growth Fund
Multi-Season Growth Fund
Real Estate Equity Investment Fund
Small-Cap Value Fund
Value Fund

Without waivers and/or expense reimbursements, the total fund operating expenses would be as follows:

                       Fund
                                                       Class A Shares       Class B Shares       Class C Shares
Framlington Emerging Markets Fund
Framlington Healthcare Fund
Framlington International Growth Fund
Micro-Cap Equity Fund
Mid-Cap Growth Fund
Multi-Season Growth Fund
Real Estate Equity Investment Fund
Small-Cap Value Fund
Value Fund


-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                               FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

         The following financial highlights were audited by Ernst & Young LLP except that Multi-Season Growth Fund's financial statements for periods ended prior to June 30, 1995 were audited by another auditor. Class B Shares of the Company's Funds were not offered prior to March 1, 1994 and Shares of Equity Selection Fund were not offered during the periods shown. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.


                                                                                 Accelerating Growth Fund (a)
                                                                 --------------------------------------------------------------
                                                                        Year                 Year                Period
                                                                       Ended                Ended                 Ended
                                                                     6/30/97(i)            6/30/96             6/30/95(d)
                                                                      Class A              Class A               Class A
Net Asset Value, Beginning of Period..........................

Income from Investment Operations:
     Net investment income/(loss).............................
     Net realized and unrealized gain/(loss) on investments...

     Total from investment operations.........................

Less Distributions:
     Dividends from net investment income.....................
     Distributions from net realized gains....................

     Total distributions......................................

Net Asset Value, End of Period................................

     Total Return (b).........................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).................
     Ratio of operating expenses to average net assets........
     Ratio of net investment income/(loss) to average net
       assets.................................................
     Portfolio turnover rate..................................
     Ratio of operating expenses to
         average net assets without waivers...................
     Average commission rate (g)..............................

  (a)  The Accelerating  Growth Fund Class A Shares,  Class B Shares and Class C
       Shares  commenced  operations  on November 23,  1992,  April 25, 1994 and
       September 26, 1995, respectively.

   (b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

  (c)  Annualized.

  (d)  Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.

  (e)  On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

  (f)  Amount represents less than $0.01 per share.

  (g)  Average commission rate paid per share of securities purchased and sold by the Fund.

  (h)  Amount rounds to less than 0.01%.

  (i) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


----------------------------------------------------------------------------

----------------------------------------------------------------------------


                                                   Accelerating Growth Fund
----------------------------------------------------------------------------

                                Period
    Year           Year         Ended          Year          Year          Period        Period         Year          Period
    Ended         Ended        2/28/93        Ended          Ended         Ended         Ended          Ended         Ended
 2/28/95 (e)     2/28/94        (a,e)      6/30/97 (i)      6/30/96     6/30/95 (d)   2/28/95 (e)    6/30/97 (i)     6/30/96
   Class A       Class A       Class A       Class B        Class B       Class B       Class B        Class C       Class C
   -------       -------       -------       -------        -------       -------       -------        -------       -------




                                                                                       Balanced Fund
                                                              --------------------- --------------------- ---------------------
                                                                      Year                  Year                 Period
                                                                     Ended                 Ended                 Ended
                                                                  6/30/97 (g)           6/30/96 (g)           6/30/95 (d)
                                                                    Class A               Class A               Class A
Net Asset Value, Beginning of Period...................

Income from Investment Operations:
     Net investment loss...............................
     Net realized and unrealized gain on investments...

     Total from investment operations..................

Less Distributions:
     Dividends from net investment income..............
     Distributions from net realized gains.............

     Total distributions...............................

Net Asset Value, End of Period.........................

     Total Return (b)..................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)..........
     Ratio of operating expenses to average net assets.
     Ratio of net investment loss to average net assets
     Portfolio turnover rate...........................
     Ratio of operating expenses to
         average net assets without waivers............
     Net investment loss per share without waivers.....
     Average commission rate (f).......................


(a) The Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24,
       1996, respectively.

 (b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.

(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

(f)    Average commission rate paid per share of securities purchased and sold by the Fund.

(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.






                                                        Balanced Fund
----------------------------------------------------------------------------

                                                                                     Period                         Period
                  Period Ended        Year            Year           Period          Ended            Year           Ended
  Year Ended      2/28/94 (a)        Ended           Ended           Ended          2/28/95          Ended          6/30/96
  2/28/95 (e)       Class A       6/30/97 (g)     6/30/96 (g)     6/30/95 (d)        (a, e)        6/30/97(g)       (a, g)
    Class A                         Class B         Class B         Class B         Class B         Class C         Class C
    -------                         -------         -------         -------         -------         -------         -------






          Framlington Emerging                             Framlington                      Framlington International
              Markets Fund                               Healthcare Fund                           Growth Fund

Period Ended   Period Ended  Period Ended                                             Period Ended  Period Ended      Period
   6/30/97       6/30/97        6/30/97        Period     Period Ended  Period Ended    6/30/97       6/30/97          Ended
   (a, e)         (a, e)        (a, e)         Ended      6/30/97 (a)    6/30/97(a)      (a, e)        (a, e)         6/30/97
   Class A       Class B        Class C     6/30/97 (a)     Class B       Class C       Class A       Class B         (a, e)
                                              Class A                                                                 Class C








                                                                                     Growth & Income Fund
                                                                  -------------------- -------------------- -------------------
                                                                         Year                 Year                Period
                                                                         Ended                Ended               Ended
                                                                      6/30/97 (h)          6/30/96 (h)         6/30/95 (d)
                                                                        Class A              Class A             Class A
Net Asset Value, Beginning of Period........................

Income from Investment Operations:
     Net investment income..................................
     Net realized and unrealized gain on investments........

     Total from investment operations.......................

Less Distributions:
     Dividends from net investment income...................
     Distributions from net realized gains..................

     Total distributions....................................

Net Asset Value, End of Period..............................

     Total Return (b).......................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)...............
     Ratio of operating expenses to average net assets......
     Ratio of net investment income to average net assets...
     Portfolio turnover rate................................
     Ratio of operating expenses to
         average net assets without waivers.................
     Average commission rate (g)............................


(a)    The  Growth & Income  Fund  Class A  Shares,  Class B Shares  and Class C
       Shares  commenced  operations  on  August  8,  1994,  August  9, 1994 and
       December 5, 1995, respectively.

 (b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.

(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

(f)    Amount represents less than $0.01 per share.

(g)    Average commission rate paid per share of securities purchased and sold by the Fund.

(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                                                     Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------------
     Period              Year               Year             Period            Period             Year             Period
      Ended              Ended             Ended             Ended             Ended             Ended             Ended
 2/28/95 (a, e)       6/30/97 (h)       6/30/96 (h)       6/30/95 (d)      2/28/95 (a, e)     6/30/97 (h)      6/30/96 (a, h)
     Class A            Class B           Class B           Class B           Class B           Class C           Class C
     -------            -------           -------           -------           -------           -------           -------





                                                                                       Micro-Cap Equity Fund
                                                                -------------------- --------------------- --------------------
                                                                      Period                Period               Period
                                                                       Ended                Ended                 Ended
                                                                  6/30/97 (a, e)        6/30/97 (a, e)       6/30/97 (a, e)
                                                                      Class A              Class B               Class C
Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment loss..................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (d)..........................


(a)    The  Micro-Cap  Equity  Fund  Class A Shares,  Class B Shares and Class C
       Shares commenced  operations on December 26, 1996,  February 24, 1997 and
       March 31,  1997,  respectively.  The Mid-Cap  Growth Fund Class A Shares,
       Class B Shares and Class C Shares  commenced  operations  on December 22,
       1995, January 26, 1996 and November 9, 1995 respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    Average commission rate paid per share of securities purchased and sold by the Fund.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                                                     Mid-Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
        Year                 Period                Year                Period                Year                Period
       Ended                 Ended                 Ended                Ended                Ended                Ended
    6/30/97 (e)          6/30/96 (a, e)         6/30/97 (e)        6/30/96 (a, e)         6/30/97 (e)        6/30/96 (a, e)
      Class A               Class A               Class B              Class B              Class C              Class C
      -------               -------               -------              -------              -------              -------












                                                                                    International Equity Fund
                                                                    ------------------- ------------------- -------------------
                                                                           Year                Year               Period
                                                                          Ended               Ended               Ended
                                                                       6/30/97 (f)         6/30/96 (f)         6/30/95 (d)
                                                                         Class A             Class A             Class A
Net Asset Value, Beginning of Period..........................

Income from Investment Operations:
     Net investment income....................................
     Net realized and unrealized gain/(loss) on investments...

     Total from investment operations.........................

Less Distributions:
     Dividends from net investment income....................
     Distributions from net realized gains....................
     Distributions from capital...............................

     Total distributions......................................

Net Asset Value, End of Period................................

     Total Return (b).........................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).................
     Ratio of operating expenses to average net assets........
     Ratio of net investment income to average net assets.....
     Portfolio turnover rate..................................
     Ratio of operating expenses to
         average net assets without waivers...................
     Average commission rate (h)..............................


(a)    The International  Equity Fund Class A Shares, Class B Shares and Class C
       Shares  commenced  operations  on November  30,  1992,  March 9, 1994 and
       September 29, 1995, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

 (d)   Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.

(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(g)     Amount represents less than $0.01 per share.

(h)     Average commission rate paid per share of securities purchased and sold by the Fund.



                                                  International Equity Fund
-------------- ------------- -------------- ------------- ------------- ------------- ------------- -------------- -------------
    Year                        Period                                                   Period                       Period
    Ended          Year          Ended          Year          Year         Period        Ended          Year          Ended
   2/28/95        Ended         2/28/93        Ended         Ended         Ended        2/28/95         Ended        6/30/96
   (e, f)        2/28/94        (a, f)      6/30/97 (f)   6/30/96 (f)   6/30/95 (d)    (a, e, f)     6/30/97 (f)      (a, f)
   Class A       Class A        Class A       Class B       Class B       Class B       Class B        Class C       Class C
   -------       -------        -------       -------       -------       -------       -------        -------       -------








                                                                                  Multi-Season Growth Fund
                                                   ----------- ----------- ------------ -------------- ------------- --------------
                                                      Year        Year       Period                       Period         Year
                                                     Ended       Ended        Ended         Year          Ended          Ended
                                                    6/30/97     6/30/96      6/30/95        Ended        12/31/93       6/30/97
                                                      (h)         (h)       (d, e, f)     12/31/94         (a)            (h)
                                                    Class A     Class A      Class A       Class A       Class A        Class B
Net Asset Value, Beginning of Period.............

Income from Investment Operations:
     Net investment income/(loss)................
     Net realized and unrealized gain/(loss)
         on investments..........................

     Total from investment operations............

Less Distributions:
     Dividends  from  net  investment  income........   Distributions  from  net
     realized gains.......

     Total distributions.........................

Net Asset Value, End of Period...................

     Total Return (b)............................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands)....
     Ratio of operating expenses to
         average net assets......................
     Ratio of net investment income/(loss) to
         average net assets......................
     Portfolio turnover rate.....................
     Ratio of operating expenses to
         average net assets without waivers......
     Average commission rate (g).................


(a)    The Multi-Season  Growth Fund Class A Shares,  Class B Shares and Class C
       Shares  commenced  operations  on August  4,  1993,  April  29,  1993 and
       September 20, 1993.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On June 23,  1995,  the  Multi-Season  Growth  Fund  acquired  the assets  and  certain  liabilities  of the
       Ambassador Established Company Growth Fund.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(g)    Average commission rate paid per share of securities purchased and sold by the Fund.
(h)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.






                                                    Multi-Season Growth Fund
--------------- -------------- --------------- ------------ ------------- ------------- ------------- ------------ --------------
                   Period           Year         Period         Year          Year         Period                     Period
     Year           Ended          Ended          Ended        Ended         Ended         Ended         Year          Ended
    Ended          6/30/95        12/31/94      12/31/93      6/30/97       6/30/96       6/30/95        Ended       12/31/93
  6/30/96(h)      (d, e, f)         (a)            (a)          (h)           (h)        (d, e, f)     12/31/94         (a)
   Class B         Class B        Class C        Class A      Class C       Class C       Class C       Class C       Class C
   -------         -------        -------        -------      -------       -------       -------       -------       -------






                                                                            Real Estate Investment Equity Fund
                                                                 -------------------- -------------------- --------------------
                                                                        Year                 Year                Period
                                                                        Ended                Ended                Ended
                                                                       6/30/97            6/30/96 (f)        6/30/95 (a, d)
                                                                       Class A              Class A              Class A
Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment income................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions in excess of net investment income.....
     Distributions from paid-in-capital...................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment income to average net assets.
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Net investment loss per share without waivers and/or
         expenses reimbursed..............................
     Average commission rate (e)..........................


(a)    The Real Estate Equity Investment Fund Class A Shares, Class B Shares and
       Class C Shares  commenced  operations on September  30, 1994,  October 3,
       1994 and January 5, 1996, respectively.  The Small Cap Value Fund Class A
       Shares, Class B Shares and Class C Shares commenced operations on January
       6, 1997, February 11, 1997 and January 13, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

(e)    Average commission rate paid per share of securities purchased and sold by the Fund.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.





                   Real Estate Equity Investment Fund                              Small-Cap Value Fund
-------------- ------------ ------------ -------------- ---------------    ------------- ------------- --------------
                  Year        Period                        Period            Period        Period        Period
    Year          Ended        Ended         Year           Ended             Ended         Ended          Ended
    Ended        6/30/96      6/30/95        Ended         6/30/96           6/30/97       6/30/97        6/30/97
   6/30/97         (f)        (a, d)        6/30/97         (a, f)            (a, f)        (a, f)        (a, f)
   Class B       Class B      Class B       Class C        Class C           Class A       Class B        Class C
   -------       -------      -------       -------        -------           -------       -------        -------









                                                                                 Small Company Growth Fund
                                                                 -------------------- -------------------- --------------------
                                                                        Year                 Year                Period
                                                                        Ended                Ended                Ended
                                                                       6/30/97            6/30/96 (f)          6/30/95 (e)
                                                                       Class A              Class A              Class A
Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment loss..................................
     Net realized and unrealized gain/(loss) on
         investments......................................

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions from net realized gains................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (g)..........................


(a)    The Small Company Growth Fund Class A Shares,  Class B Shares and Class C
       Shares  commenced  operations  on November 23,  1992,  April 28, 1994 and
       September 26, 1995, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.

(e)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.

(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

(g)    Average commission rate paid per share of securities purchased and sold by the Fund.





                                                    Small Company Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
                                 Period                                                     Period                     Period
    Year           Year          Ended            Year           Year         Period        Ended          Year         Ended
    Ended         Ended         2/28/93          Ended          Ended         Ended        2/28/95        Ended        6/30/96
 2/28/95 (d)     2/28/94         (a, e)         6/30/97       6/30/96(f)   6/30/95 (e)      (a, d)       6/30/97       (a, f)
   Class A       Class A        Class A         Class B        Class B       Class B       Class B       Class C       Class C











                                                                                     Value Fund
                                                    -----------------------------------------------------------------------------
                                                    ----------- ----------- ----------- ---------------- ------------- ----------
                                                       Year       Period       Year                          Year       Period
                                                      Ended       Ended       Ended         Period          Ended        Ended
                                                    6/30/97      6/30/96     6/30/97         Ended         6/30/97      6/30/96
                                                       (e)        (a, e)       (e)      6/30/96 (a, e)       (e)        (a, e)
                                                     Class A     Class A     Class B        Class B        Class C      Class C
Net Asset Value, Beginning of Period  ............

Income from Investment Operations:
      Net investment income/(loss)
      Net realized and unrealized gain on
                                              investments..............................

      Total from investment operations ...........

Less Distributions:
      Dividends  from  net  investment  income  ......  Distributions  from  net realized gains.......

      Total distributions.........................

Net Asset Value, End of Period

      Total Return (b)............................

Ratios to Average Net Assets/Supplemental Data:
      Net Assets, End of Period (in thousands)...
      Ratio of operating expenses to average
                                        net assets...............................
      Ratio of net investment income/(loss) to
         average net assets.......................
      Portfolio turnover rate.................
      Ratio of operating expenses to average net
         assets without waivers and expenses
         reimbursed...............................
      Average commission rate (d).................

(a) The Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 14, 1995, September 19, 1995 and
       February 9, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)    Annualized.

(d)    Average commission rate paid per share of securities purchased and sold by the Fund.

(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


---------------------------------------------------------------------------
                                                   FUND CHOICES
---------------------------------------------------------------------------

                                              What Funds are Offered?

         This Prospectus offers Class A, Class B and Class C Shares of the funds described below. This section summarizes each Fund's goal and investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms not yet defined are explained in the section entitled "What are the Fund's Investments and Investment Practices."

----------------------------------------------------------------------------
                                             ACCELERATING GROWTH FUND
---------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

         In choosing Equity Securities the Advisor considers, among other factors:

      the potential for accelerated earnings growth the maintenance of a substantial competitive advantage a focused management team a stable balance sheet

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

-----------------------------------------------------------------------------
                                                   BALANCED FUND
-----------------------------------------------------------------------------

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

      The Fund normally will invest at least 25% of its assets in Fixed-Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

                   The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

      general market and economic conditions and trends interest rates and inflation rates fiscal and monetary developments long-term corporate earnings growth

         The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

     PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of
the Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc. ("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment
Officer-Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

----------------------------------------------------------------------------
                                               EQUITY SELECTION FUND
----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

      The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

      The Fund generally invests in issuers with market capitalizations of at least $3 billion.

      The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                         FRAMLINGTON EMERGING MARKETS FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

         A company will be considered to be in an emerging market country if:

      the company is organized under the laws of, or has a principal office in, an emerging market country the company's stock is traded primarily in an emerging market country, most of the company's assets are in an emerging market country, or most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

          PORTFOLIO MANAGEMENT. William Calvert is the Fund's primary portfolio manager. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992).

------------------------------------------------------------------------------

                                           FRAMLINGTON HEALTHCARE FUND
-----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

         The Fund will invest in:

      pharmaceutical producers
      biotechnology firms
      medical device and instrument manufacturers distributors of healthcare products healthcare providers and managers other healthcare service companies

         Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the Head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

------------------------------------------------------------------------------
                                        FRAMLINGTON INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

         The Sub-Advisor will choose companies that demonstrate:

      above-average profitability
      high quality management
      the ability to grow significantly in their countries

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

------------------------------------------------------------------------------
                                               GROWTH & INCOME FUND
-----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

      Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

      The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

      The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

         The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

         The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

-------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities and ADRs and EDRs. At least once a quarter, the Advisor creates a list of Foreign Securities and ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

         After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

      Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

      The Fund emphasizes companies with a market capitalization of at least $100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

------------------------------------------------------------------------------
                                               MICRO-CAP EQUITY FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

                   The Advisor will choose companies that:

      present the ability to grow significantly over the next several years may benefit from changes in technology, regulations and industry sector trends are still in the developmental stage and may have limited product lines

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                                    MID-CAP GROWTH FUND
------------------------------------------------------------------------------

GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the Standard & Poor's Mid-Cap 400 Index

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

-------------------------------------------------------------------------------
                                             MULTI-SEASON GROWTH FUND
----------------------------------------------------------------------------

GOAL  AND  OBJECTIVES.   The  Fund's  goal  is  to  provide   long-term  capital
appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities with market capitalizations over $1 billion.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:


      superior earnings growth
      financial stability
      relative market value
      price changes compared to the S&P 500

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in February 1995. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to February 1995 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

-------------------------------------------------------------------------------
                                        REAL ESTATE EQUITY INVESTMENT FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

         Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

      equity real estate investment trusts ("REITS") brokers, home builders and real estate developers companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies) manufacturers and distributors of building supplies mortgage REITS financial institutions which issue or service mortgages

                   In addition, the Fund may invest:

     up to 35% of its assets in companies other than real estate industry companies in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient in REITS only if they are traded on a securities exchange or NASDAQ

     PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

-------------------------------------------------------------------------------
                                               SMALL-CAP VALUE FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

                   The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

-------------------------------------------------------------------------------
                                             SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:

      above-average growth prospects
      participation in a fast-growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994 - 1995) and an investment officer for Manufacturers National Bank Trust (1989 - 1994).

------------------------------------------------------------------------------
                                                         VALUE FUND
----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

      The Fund will invest at least 65% of its assets in Equity Securities.

         The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                                       Who May Want To Invest in the Funds?

         The Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

              What are the Funds' Investments and Investment Practices?

         Each Fund will invest in Equity Securities, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

         Each Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

         The Funds may enter into Repurchase Agreements. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

         The Funds may purchase American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

         The Funds may buy shares of registered Money Market Funds. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

         The Funds may purchase Fixed Income Securities. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. Government
Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. The Funds probably will not invest to a significant extent, or on a routine basis, in U.S. Government Securities. Under normal market conditions, the Funds will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

         Each Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

-----------------------------------------------------------------------------
Investment Chart
-----------------------------------------------------------------------------

         This chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.


 ------------------------------------------ ------- ---------------

                                                                                        Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth          Balanced     Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- --------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------

 Foreign Securities.  Includes
 securities issued by non-U.S.                  25%            25%            25%            Y              Y              Y
 companies.  Present more risks than
 U.S. securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Lower-Rated Debt Securities.  Fixed
 Income Securities which are rated
 below investment grade by Standard &            Y              Y              Y             Y              Y              Y
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency.  Considered riskier than
 investment grade securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Investment-Grade Asset Backed
 Securities.  Includes debt                      N              Y              N             N              N              N
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Stripped Securities.  Includes
 participations in trusts that hold
 U.S. Treasury and agency securities             N              Y              N             N              N              N
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Forward Foreign Currency Exchange
 Contracts.  Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price.                Y              Y              Y             Y              Y              Y
 May decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 When-Issued and Delayed Delivery
 Securities.  Securities purchased at
 a set price, with delivery and                  Y              Y              Y             Y              Y              Y
 payment in the future.  The value of
 securities may change between the
 time the price is set and payment.
 Not to be used for speculation.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Futures and Options on Futures. 1
 Contracts in which a Fund agrees, at
 maturity, to make delivery of or                Y              Y              Y             Y              Y              Y
 receive securities, the cash value
 of an index or foreign currency.
 Used for hedging purposes or to
 maintain liquidity.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                                     Real Estate
                                                                     Equity
     Growth     Inter-       Micro-        Mid-         Multi-       Investment  Small-       Small
        &       national     Cap           Cap          Season                    Cap          Company
     Income     Equity       Equity        Growth       Growth                    Value        Growth          Value

   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


       25%           Y           25%           25%          25%           N           25%          25%          25%




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


       20%           Y            Y             Y            Y            Y            Y            Y            Y



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------



        N            N            N             N            N            N            N            N            N



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        N            N            N             N            N            N            N            N            N




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------



        Y            Y            Y             Y            Y            N            Y            Y            Y




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            Y            Y            Y            Y            Y




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            Y            Y            Y            Y            Y



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------




 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------

                                                                                        Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth          Balanced     Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Options.  A Fund may buy options
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)               Y              Y              Y             Y              Y              Y
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require  the Fund to sell  securities  to the buyer during  a set  time at a set  price.  Options  may  relate  to  stock  indices, individual  securities,  foreign currencies and futures contracts.  See the SAI for more details and additional limitations.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Reverse Repurchase Agreements.  A
 Fund sells securities and agrees to
 buy them back later at an agreed                Y              Y              Y             Y              Y              Y
 upon time and price.  A method to
 borrow money for temporary purposes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Illiquid Securities.  Typically
 there is no ready market for these             15%            15%            15%           15%            15%            15%
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
 Lending Securities.  May lend
 securities to financial institutions           25%            25%            25%           25%            25%            25%
 which pay for the use of the
 securities.  May increase return.
 Slight risk of borrower failing
 financially.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
1    The limitation on margins and premiums for futures is 5% of a Fund's assets





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                                     Real Estate
                                                                     Equity
     Growth     Inter-       Micro-        Mid-         Multi-       Investment  Small-       Small
        &       national     Cap           Cap          Season                    Cap          Company
     Income     Equity       Equity        Growth       Growth                    Value        Growth          Value

   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------






        Y            Y            Y             Y            Y            Y            Y            Y            Y








   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            N            Y            Y            Y            Y



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


       15%          15%          15%           15%          15%          15%          15%          15%          15%

   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------

       25%          25%          25%           25%          25%          25%          25%          25%          25%




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------



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                                                                    57
-----------------------------------------------------------------------------


                  What are the Risks of Investing in the Funds?

         Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

         The Funds are not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

         A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Each Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select equity securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

         To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

         The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

         The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington International Growth Fund and International Equity Fund

         Investing in any of the above-referenced Funds, with its larger investment in foreign securities, may involve more risk than investing in a U.S. equity fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies;
(3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Real Estate Equity Investment Fund

         The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Framlington Healthcare Fund

         The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

-----------------------------------------------------------------------------
                                                   PERFORMANCE
-----------------------------------------------------------------------------

                    How is the Funds' Performance Calculated?

         There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

         One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

         Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

         Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

         The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

         Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

         The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

------------------------------------------------------------------------------
                                        PURCHASES AND EXCHANGES OF SHARES
------------------------------------------------------------------------------

              Which Share Class Should I Choose For My Investment?

         Each of the Funds offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

     Class A                                 Class B                                Class C
      Front end sales charge.  There          No front end sales charge.             No front end sales charge or
     are several ways to reduce these        All your money goes to work for        CDSC, except for a CDSC for
     sales charges.                          you right away.                        redemptions made within the
                                                                                    first year after investing.
      Lower annual expenses than              Higher annual expenses than           All your money goes to work for
     Class B and Class C Shares.             Class A Shares.                        you right away.

                                              A  CDSC  on  shares   you  sell        Shares   do  not   convert   to
                                             within six years of purchase.          another class.


                                              Automatic   conversion   to  Class
                                             Higher   annual   expenses  than  A
                                             Shares  approximately  six  Class A
                                             Shares. years after issuance,  thus
                                             reducing future annual expenses.

                                              CDSC   is   waived   for   certain
                                             redemptions.


         Each Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                         What Price Do I Pay For Shares?

         Class A Shares are sold at the "net asset value next determined" by the Funds plus any "applicable sales charge" and Class B and Class C Shares are sold at the "net asset value next determined" by the Funds. These terms are explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). Each Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:


                                                    Sales Charge
                                                  as a Percentage of
                                                                                             Dealer Reallowance as a
                                                          Your                                 Percentage of the
                                                       Investment       Net Asset Value          Offering Price
Less than $25,000                                        5.50%               5.82%                    5.00%
$25,000 but less than $50,000                            5.25%               5.54%                    4.75%
$50,000 but less than $100,000                           4.50%               4.71%                    4.00%
$100,000 but less than $250,000                          3.50%               3.63%                    3.25%
$250,000 but less than $500,000                          2.50%               2.56%                    2.25%
$500,000 but less than $1,000,000                        1.50%               1.52%                    1.25%
$1,000,000 or more                                       None*               None*                (see below)**




     * No initial  sales charge  applies on  investments  of $1 million or more.
However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI. ** The
Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

         The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

(1)    individuals with an investment account or relationship with the Advisor;
(2) full-time employees and retired employees of the Advisor, employees of the Funds' administrator, distributor, custodian and outside counsel and immediate family members of such persons;
(3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
(4)      certain qualified employee benefit plans as described below;
(5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor; (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington,
         within 60 days of redemption;
(7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);
(8) financial planners or employee benefit plan consultants acting for the accounts of their clients; (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans".

Qualified Employer Sponsored Retirement Plans

         We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

         We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

         We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

      Letter of Intent. If you intend to purchase at least $25,000 of Class A, Class B and Class C Shares of the Funds you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

         You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

o Quantity Discounts. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

o Right of Accumulation. You may add the value of any Class A, Class B and Class C Shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

         Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

         For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                           When Can I Purchase Shares?

         Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

         The minimum initial investment for Class A, Class B and Class C Shares of a Fund is $500 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                           How Can I Purchase Shares?

         You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

o By Broker. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

o By Mail. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $500 or more to: The Munder Funds, c/o Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. You can obtain an Account Application Form by calling (800) 438-5789. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

o By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to Investor Services Group at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                                    Boston Safe Deposit and Trust Company
                                    Boston, MA
                                    ABA# 011001234
                                    DDA# 16-798-3
                                    Account No.:

      You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

o Automatic Investment Plan ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

o Reinvestment Privilege. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

         The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

         See the SAI for further information regarding purchases of the Funds' shares.

                           How Can I Exchange Shares?

         You may exchange shares of the Funds for shares of the same class of other funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

         You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

o Exchanges by Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

o Exchanges by Mail. You may send exchange orders to your broker or to us at the Munder Funds c/o Investor Services Group, P.O. Box
      5130, Westborough, Massachusetts 01581-5130.

         We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

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                                              REDEMPTIONS OF SHARES
----------------------------------------------------------------------------

                  What Price Do I Receive for Redeemed Shares?

         The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares - What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

-----------------------------------------------------------------------------
                                   CONTINGENT DEFERRED SALES CHARGES
----------------------------------------------------------------------------

         You pay a CDSC when you redeem:

      Class A Shares that are part of an investment of at least $1 million within one year of buying them Class B Shares within six years of buying them Class C Shares within one year of buying them

         The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                 Class B Shares
Years Since Purchase                                                                      CDSC
--------------------                                                                      ----
First......................................................................             5.00%
Second.....................................................................             4.00%
Third......................................................................             3.00%
Fourth.....................................................................             3.00%
Fifth......................................................................             2.00%
Sixth......................................................................             1.00%
Seventh and thereafter.....................................................             0.00%

     .........The  Distributor  pays sales  commissions of 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

     .........You  will  not pay a CDSC to the  extent  that  the  value  of the redeemed shares represents:

      reinvestment of dividends or capital gains distributions capital appreciation of shares redeemed

         When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

---------------------------------------------------------------------------
                                         CDSC WAIVERS
-------------------------------------------------------------------------

         We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

      redemptions made within one year after the death of a shareholder or registered joint owner minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2 involuntary redemptions made by the Fund

         Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

         We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                            When Can I Redeem Shares?

         You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                            How Can I Redeem Shares?

         You may redeem shares of the Funds in several ways:

o By Mail. You may mail your redemption request to: The Munder Funds, c/o Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

         A signature guarantee is required for the following redemption requests: (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

     o By Telephone. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

         If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern Time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

         We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

         During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

       Automatic Withdrawal Plan ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                     When Will I Receive Redemption Amounts?

         We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

-----------------------------------------------------------------------------
                                      STRUCTURE AND MANAGEMENT OF THE FUNDS
----------------------------------------------------------------------------

                          How are the Funds Structured?

         The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                       Who Manages and Services the Funds?

Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities (other than the Framlington Funds).

         The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the
sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:


Accelerating Growth Fund                        0.75%       Balanced Fund                                   0.65%
Framlington Emerging Market Fund                1.25%       Framlington Healthcare Fund                     1.00%
Framlington International Growth Fund           1.00%       Growth & Income Fund                            0.75%
Micro-Cap Equity Fund                           1.00%       International Equity Fund                       0.75%
Multi-Season Growth Fund                        0.75%*      Mid-Cap Growth Fund                             0.74%
Small-Cap Value Fund                            0.75%       Real Estate Equity Investment Fund              0.74%
Value Fund                                      0.74%       Small Company Growth Fund                       0.75%
-----------------
*    The  Advisor  waived  advisory  fees  during the past  fiscal  year for the
     Multi-Season  Growth Fund. The Advisor is entitled to receive an annual fee equal to .1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets,  .75% of the Fund's average daily net assets over
     $500 million.

         The Equity Selection Fund pays an advisory fee at the annual rate of .75% of average daily net assets. As of the date of this Prospectus, the Equity
Selection Fund had not commenced operations.

         The Sub-Advisor is entitled to receive an advisory fee equal to one half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources; there are no additional costs to the Funds or their shareholders.

         The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

Performance of Framlington Funds Managed by the Sub-Advisor

         The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

         The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

         You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.




                                                                     U.K.                      S&P Healthcare
                     Period Ended                                   Health                    Composite Index
                   December 31, 1996                               Portfolio                   Capital Change
                   -----------------                               ---------                   --------------
1 Year                                                              33.68%                         28.53%
3 Years                                                             112.54%                       110.78%
5 Years  ..............................................             134.42%                        65.00%
Inception on April 30, 1987                                         404.63%                       225.90%

         Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of U.K. tax.  Source:  Micropal.

         S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.

                                                                                                    MSCI
                                                                   Canadian                       Emerging
                                                                   Emerging                       Markets
                     Period Ended                                   Markets                        Total
                   December 31, 1996                                Account                        Return
                   -----------------                                -------                        ------
1 Year                                                               4.23%                         4.84%
Inception on November 1, 1994      ....................              0.65%                        -12.15%

         MSCI Emerging Markets Index  performance  shows total return in U.S. dollars but does not reflect the deduction of fees, expenses
and taxes.  Source:  Datastream.

         The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

         The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

     Transfer Agent. First Data Investor Services Group, Inc. is the Funds' transfer agent. Investor Services Group is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rate of:
------------.

         State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

Custodian. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

     Distributor. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

         For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

Distribution Services Arrangement

         Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service Plans with respect to their Class A Shares and Service and Distribution Plans with respect to their Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares. The Distributor also is paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                      What are My Rights as a Shareholder?

         All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

         Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

---------------------------------------------------------------------------
                                       DIVIDENDS, DISTRIBUTIONS AND TAXES
---------------------------------------------------------------------------

                When Will I Receive Distributions From the Funds?

         As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund and Small Company Growth Fund is paid quarterly as a dividend. Dividends from net income, if any, are paid at least annually by the Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund; and monthly by the Real Estate Equity Investment Fund. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

         It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

         The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

           Are There Tax Implications of My Investments in the Funds?

         This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

         Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code, in which case it generally pays no
Federal income tax on the earnings or capital gains it distributes to shareholders. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Dividends from a Fund's long-term capital gains are taxable on a capital gain (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you pay for the shares has a value higher or longer than your tax basis in the shares. If you hold the shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution.

         You will receive from each Fund in which you are a shareholder shortly after the end of each year, a statement of the amount and nature of the distributions made to you during the year.

         Dividends and certain interest income earned from foreign securities by the International Equity Fund, [International Bond Fund, Framlington Emerging Markets Fund and Framlington International Growth Fund] will, and the other Funds may, be subject to foreign withholding or other taxes. Under certain circumstances the International Equity Fund may be in a position (in which case it would) "pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

---------------------------------------------------------------------------
                                             ADDITIONAL INFORMATION
---------------------------------------------------------------------------

Shareholder Communications. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.


Application for new accounts
Class A, B & C Shares


Application for new accounts
The
Munder
Funds			Please print or type

PLEASE MAIL YOUR COMPLETED APPLICATION ALONG WITH YOUR CHECK TO:
The Munder Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5130
Westborough, MA  01580-5130

If you have any questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

PLEASE CHECK ONE:	New Account		Change to Existing Options -
Account Number:


1	ACCOUNT REGISTRATION


Name					Social Security Number


Joint Owner (if any)			(If Joint Tenancy, use Social
Security of first joint owner)

OR

Uniform Transfer to Minor:
					for:
Custodian Name (one custodian only)	Minor's Name (one minor only)


State (Custodian's State of Residence)	Minor's Social Security
Number

OR

Trust		Corporation		Other (please specify)


Trust/Corporation name


Trust Date				Trust Identification Number


2	MAILING ADDRESS (address for reports, dividends, statements
and redemption proceeds)


Street					Apt.


City		State 		Zip Code	Telephone Number

Non-Resident Alien:		Yes		No
If Yes, Country of Residence


3	INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND			CLASS A	CLASS B	CLASS C
	INVESTMENT AMT.
Munder Accelerating Growth Fund
		$
Munder All-Season Aggressive Fund
Munder All-Season Moderate Fund
Munder All-Season Conservative Fund
Munder Balanced Fund
Munder Growth & Income Fund
Munder Index 500 Fund
Munder International Equity Fund
Munder Micro-Cap Equity Fund
Munder Mid-Cap Growth Fund
Munder Multi-Season Growth Fund
Munder Real Estate Equity Investment Fund
Munder Small-Cap Value Fund
Munder Small Company Growth Fund
Munder Value Fund
Munder Framlington Emerging Markets Fund
Munder Framlington Healthcare Fund
Munder Framlington International Growth Fund
Munder Bond Fund
Munder Intermediate Bond Fund
Munder International Bond Fund
Munder Short Term Treasury Fund
Munder Michigan Triple Tax-Free Bond Fund
Munder Tax-Free Bond Fund
Munder Tax-Free Intermediate Bond Fund
Munder U.S. Government Income Fund
Munder Cash Investment Fund				N/A		N/A
Munder Money Market Fund				N/A		N/A
Munder Tax-Free Money Market Fund			N/A		N/A
Munder U.S. Treasury Money Market Fund			N/A
	N/A

							Total Amount Invested
	$

	By check (Payable to The Munder Funds)
	By Wire.  Account Number:		(Account number assigned
by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).



4	DISTRIBUTION OPTION (check one.  If none, "A" will be
assigned.)

If adding this option to an already existing account, please complete Section 12 for a signature guarantee.
	A.  Reinvest dividends and capital gains in additional Fund
shares.
	B.  Pay dividends in cash; reinvest capital gains in
additional Fund shares.
	C.  Pay dividends and capital gains in cash.
	D.  Please send my:	Dividends	Dividends & Capital
Gains (choose one)
	directly to my checking/savings account.

I (We) authorize The Munder Funds to deposit distributions into
the following	Checking 	OR	Savings account:

Please Staple Void Check Or Deposit Slip Here


Bank Name				Address


ABA Number (Bank Routing Number)	Account Number		Bank
Account Registration


Wiring Instructions


5	AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan
(AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest
automatically $        ($50 minimum) for me(us) on a:
	Monthly    OR 	Quarterly (please choose either the
5th or the      20th of the month) basis and draw a bank draft in
payment of each of these investments against my(our)	Checking
OR	Savings account.  For the purpose of verifying my(our) bank
account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


Name of Fund			Checking/Savings Account Number
	ABA Number (Bank Routing Number)

Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.


Signature of Depositor				Date


Signature of Joint Depositor (if any)		Date

Please Staple Void Check Or Deposit Slip Here


6	CHECKWRITING PRIVILEGES (optional)

Income & Money Market Funds Class A shares only.
If adding this option to an already existing account, please complete Section 12 for a signature guarantee.
If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in
Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.
Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:


Fund(s)

Fund(s)

Account Registration: (Exactly as it appears on your account confirmation or statement for existing accounts only)


Name						Account Number


Street		City		State		Zip Code

Authorized Signatures: (Exactly as it appears in Part 1 of the Application)


Print Name					Signature


Print Name					Signature



Print Name					Signature

Check here if more than one signature is required per check:
	2	3	Other:



7	AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

If adding this option to an already existing account, please complete section 12 for a signature guarantee.

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.



Name Of Fund That Shares Will Be Redeemed From		Account
Number (if applicable)


Amount of Monthly Payments ($50 minimum per Fund)	Start Date
(Payment is to begin on the next payment period unless a later
date is 								indicated)



Payments will be made to:		Owner's address of record only
	OR	Other listed below


Name (if bank, indicate account number)


Address					Checking  OR	Savings
Account

For the purpose of verifying my (our) bank account number, I(we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


Name of Fund			Account Number (if applicable)
	ABA Number (Bank Routing Number)

Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.


Signature of Depositor		Date		Signature of Joint
Depositor (if any)	Date

Please Staple Void Check Or Deposit Slip Here



8	REDUCED SALES CHARGE (optional) Class A Shares only


	Rights of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.
I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.


Fund		Account No.


Fund		Account No.


Fund		Account No.

	Letter of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows: "Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at lease" (check one):

	$25,000		$50,000		$100,000
	$250,000	$500,000	$1,000,000




9	TELEPHONE REDEMPTION & EXCHANGE AGREEMENT


Please check the box if you want this option.

	I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.
1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment
Plan.
5. Redemption proceeds will be sent only to my account address of record.


Name					Name


Account #				Account #


Date					Date



10	AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:
I(We) understand that this order is subject to acceptance by The
Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4


I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)
Please sign below exactly as the account is to be registered.
Corporation, etc. indicate titles:


Signature			Date			Name (please print)



Signature			Date			Name (please print)



11	TAXPAYER IDENTIFICATION


The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided in the section below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding). Please insert your Social Security Number or Tax Identification Number in the space provided below as indicated by the following table:

	TYPE OF REGISTRATION			TAX I.D. NUMBER TO BE
USED
	Individual Account				Social Security #
of Applicant
	Joint Account					Social Security #
of Either Person
	Custodian Account for Minor			Social Security #
of Minor
	Trust or Corporation				Tax Identification
Number


Taxpayer Identification Number				Name of
Taxpayer Whose Number Appears Above

Taxpayer Identification:
I (the Investor) certify under penalties of perjury that:
(1)	The Social Security Number or taxpayer identification number shown above is correct and may be sued for any custodial or trust account opened for me by The Munder Funds, and
(2)	I (the Investor) am not subject to backup withholding
because:
		(a) I am exempt from Backup Withholding
		(b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all
interest or 			dividends, or
		(c) the IRS has notified me that I am no longer subject to backup withholding.
The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distribution and gross redemption proceeds under the Federal income tax law.
	Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.
Authorization:


Signature of Owner			Date		Title (if signing
for corporation, trusts, etc.)


Signature of Owner			Date		Title (if signing
for corporation, trusts, etc.)


12	SIGNATURE GUARANTEE

If following options are being established on an existing account, the shareholder(s) signature(s) need(s) to be signature guaranteed.
Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations:
	Option #4 - Distribution Option
	Option #6 - Checkwriting Privileges
	Option #7 - Automatic Withdrawal Plan


Signature of Guaranteed (if required)		Name of Guarantor


13	NAV CERTIFICATION (For NAV Accounts only)

(See Prospectus for complete definition)

I certify that I am a/an:

	Individual with an investment account or relationship with the Advisor; or
	Full-time employee or retired employee of the Advisor, or an immediate family member of such persons; or
	Employee of the Funds' Administrator, Distributor and Custodian, or an immediate family member of such persons; or
	Registered broker/dealer; or
	Pension or profit-sharing or employee benefit plan or trust;
or
	Financial institution, financial planner or employee benefit plan consultant acting for the account of my client.

I also certify that:
This purchase is for personal investment purposes and the shares acquired hereunder shall not be resold except through redemption by the Fund.
This purchase is being made for myself as outlined in the Fund's prospectus. I agree to notify you in writing of any change in the foregoing and agree not to purchase additional fund shares at net asset value unless I am entitled to do so under the Fund's prospectus.
I understand that the privilege to purchase fund shares at net asset value may be modified or terminated at any time.
	I(we) understand that this order is subject to acceptance by The Munder Funds.
	Sign below exactly as the account is to be registered. Corporation, etc. indicate titles:


Signature			Date			Name (please print)


Signature			Date			Name (please print)


Munder Funds Approval


FOR DEALER USE ONLY We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

Dealer's Name			Main Office Address

Representative's Name		Branch #			Rep #

Branch Address							Telephone #

Authorized Signature of Dealer					Title


Shares of the Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.


DISTRIBUTOR:  Funds Distributor, Inc.     APPABC-F006

PROSPECTUS

Class K Shares

         The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund                         Munder Small-Cap Value Fund
Munder Balanced Fund                                    Munder Small Company Growth Fund
Munder Equity Selection Fund **                         Munder Value Fund
Munder Framlington Emerging Markets Fund                Munder Bond Fund
Munder Framlington Healthcare Fund                      Munder Intermediate Bond Fund
Munder Framlington International Growth Fund            Munder International Bond Fund
Munder Growth & Income Fund                             Munder U.S. Government Income Fund
Munder Index 500 Fund                                   Munder Michigan Triple Tax-Free Bond Fund *
Munder International Equity Fund                        Munder Tax-Free Bond Fund
Munder Micro-Cap Equity Fund                            Munder Tax-Free Intermediate Bond Fund
Munder Mid-Cap Growth Fund                              Munder Short Term Treasury Fund
Munder Multi-Season Growth Fund                         Munder Cash Investment Fund
Munder Real Estate Equity Investment Fund               Munder Tax-Free Money Market Fund
                                                        Munder U.S. Treasury Money Market Fund

*      The Michigan Triple Tax-Free Bond Fund is offered only in the State of Michigan.
**     As of the date of this Prospectus, the Munder Equity Selection Fund is not available for purchase.

         Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

         This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

         Although each of the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that each Fund can do so on a continuing basis.

         Securities offered by this Prospectus have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                     Call Toll-Free for Shareholder Services:
                                                  (800) 438-5789

                  The date of this Prospectus is _________________, 1997

                                                 TABLE OF CONTENTS


Fund Highlights
What are the key facts regarding the Funds?.............................

Financial Information

Fund Choices
What Funds are offered?.................................................
Who may want to invest in the Funds?....................................
What are the Funds' investments and investment practices?...............
What are the risks of investing in the Funds?...........................

Performance
How is the Funds' performance calculated?...............................
Where can I obtain performance data?....................................

Purchases of Shares
What price do I pay for shares?.........................................
When can I purchase shares?.............................................
How can I purchase shares?..............................................

Redemptions of Shares
What price do I receive for redeemed shares?............................
When can I redeem shares?...............................................
How can I redeem shares?................................................
When will I receive redemption amounts?.................................

Structure and Management of the Funds
How are the Funds structured?...........................................
Who manages and services the Funds?.....................................
What are my rights as a shareholder?....................................

Dividends, Distributions and Taxes
When will I receive distributions from the Funds?.......................
How will distributions be made?.........................................
Are there tax implications of my investments in the Funds?..............

Additional Information..................................................

Appendix A..............................................................

------------------------------------------------------------------------
                                                  FUND HIGHLIGHTS
------------------------------------------------------------------------

                                    What Are the Key Facts Regarding the Funds?

Q:.......What are the Funds' goals?

A: o The Accelerating Growth Fund, Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

         o The Index 500 Fund seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

         o The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.

         o The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

         o The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

         o The  International  Bond Fund  seeks to realize a  competitive  total
         return   through  a   combination   of  current   income  and   capital
         appreciation.

         o The U.S. Government Income Fund seeks to provide high current income.

         o The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.

         o The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

         o The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

         o The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

         o The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q:       What are the Funds' strategies?

A: Accelerating Growth Fund, Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth & Income Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund (the "Equity Funds")

         o        These invest primarily in equity securities.

         Balanced Fund

         o This Fund allocates its assets  primarily among three types of assets
         - Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

         Index 500 Fund

o This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P 500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.

Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund (the "Bond Funds")

o These Funds, other than the Tax-Free Funds, U.S. Government Income Fund and the Short Term Treasury Fund, invest primarily in Fixed Income Securities.

o The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

Short Term Treasury Fund

o The Short Term Treasury Fund invests only in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund (the "Tax-Free Funds")

o The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

o The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund (the "Money Market Funds")

o    The  Funds  invest  solely  in  dollar-denominated   debt  securities  with
     remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

         Each Fund implements a different investment strategy which is described in this Prospectus.

Q:       What are the Funds' risks?

A: With respect to the Equity Funds, the Bond Funds, the Tax-Free Funds and Short Term Treasury Fund, the net asset value, which is determined on every business day, will change daily. The net asset value changes due to changes in the price of securities owned by each Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies, perceptions about particular industries and, in the case of an international fund, changes in exchange rates. You should note that you could lose a portion of the amount you invest in a Fund.

         With respect to the Money Market Funds, the performance per share may change based on many factors, including: interest rate levels, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. It is expected that each Money Market Fund will maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis.

         The International Equity Fund, Framlington International Growth Fund, Framlington Emerging Markets Fund and International Bond Fund invest mostly in Foreign Securities. "Foreign Securities" are securities issued by foreign governments and their agencies, instrumentalities or political subdivisions, supra-national organizations and foreign corporations. Foreign Securities are generally considered to be riskier than securities issued by U.S. companies due to factors such as freezes on convertibility of currency, the rise and fall of foreign currency exchange rates, political instability and differences in accounting and reporting standards. Certain of the other Funds also may invest in Foreign Securities.

         The Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund invest primarily in small- or mid-capitalization companies and may invest in emerging growth companies. Investments in such companies are riskier than investments in larger, more established companies as a result of larger fluctuations in earnings, greater reliance on a few key customers, and other factors.

         The Real Estate Equity Investment Fund concentrates its investments in the real estate industry and the Framlington Healthcare Fund concentrates its investments in the healthcare industry. Because each of the Funds concentrates its investments in one industry, it may pose greater risks and experience larger fluctuations in value than portfolios invested in a broader range of industries.

         The International Bond Fund, Michigan Triple-Tax Free Bond Fund and the Tax-Free Intermediate Bond Fund are "non-diversified" funds, meaning they can concentrate their investments in fewer issuers than a diversified fund. Because these Funds may own securities of fewer issuers, they may pose greater risks and experience larger fluctuations than funds invested in more issuers.

Q:       What are the options for investment in the Funds?

A:     Each Equity,  Bond, and Tax-Free Fund and Short Term Treasury Fund offer five different investment options, or classes: Class A, B, C, K and Y. The Money Market Funds offer Class A, K and Y Shares. Class A, B, C and Y Shares are offered in other prospectuses.

Q:       How do I buy and sell shares of the Funds?

A: Class K Shares of each Fund are available to customers ("Customers") of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers. You may purchase shares through such a bank or financial institution.

         Shares may be redeemed (sold back to the Fund) through your financial institution or, in some cases, through the free checkwriting privilege.

Q:       What shareholder privileges do the Funds offer?

A:       o Free checkwriting (certain Funds only - See "Redemption of Shares").

Q:       When and how are distributions made?

A:       Dividends paid at least  quarterly (if  available):  Accelerating
Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund, Small Company Growth Fund and International Bond Fund.

         Dividends paid at least annually: Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

         Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, Short Term Treasury Fund, Cash Investment Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund.

         The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q:       Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management of the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

-----------------------------------------------------------------------------
                                               FINANCIAL INFORMATION
-----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                         SHAREHOLDER TRANSACTION EXPENSES1
-----------------------------------------------------------------------------

         The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase                                         None
(as a % of Offering Price)

Sales Charge Imposed on Reinvested Dividends                             None

Maximum Deferred Sales Charge                                            None

Redemption Fees2                                                         None

Exchange Fees                                                            None

Notes:

1. Does not include fees which institutions may charge for services they provide to you.

2. The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

------------------------------------------------------------------------------
                                              FUND OPERATING EXPENSES
------------------------------------------------------------------------------

         The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are based on fees for the Funds' past fiscal year, except for the Equity Selection Fund and the Framlington Funds, in which expenses are estimated for the current fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.


                                                                                  Framlington
ANNUAL FUND                       Accelerating                     Equity           Emerging          Framlington
OPERATING                            Growth        Balanced      Selection          Markets           Healthcare
 EXPENSES                             Fund           Fund           Fund              Fund               Fund
                                      ----           ----           ----              ----               ----
(as a % of
average net assets)
-------------------

Advisory Fees                         .75%           .65%           .75%              1.25%               1.00%
Shareholder Servicing Fees            .25%           .25%           .25%               .25%                .25%
Other Expenses (after expense         .20%           .32%           .25%               .29%+               .30%+
                                      ----           ----           ----               -----               ----
reimbursements)
Total Fund                           1.20%           1.22%         1.25%              1.79%+              1.55%+
   Operating Expenses






                                  Framlington      Growth
ANNUAL FUND                      International        &         Index     International     Micro-Cap      Mid-Cap
OPERATING                            Growth        Income        500          Equity         Equity        Growth
 EXPENSES                             Fund          Fund        Fund           Fund           Fund          Fund
                                      ----          ----        ----           ----           ----          ----
(as a % of
average net assets)
-------------------

Advisory Fees                        1.00%           .75%        .07%*        .75%            1.00%           .74%
Shareholder Servicing Fees            .25%           .25%        .25%         .25%             .25%           .25%
Other Expenses (after expense         .30%+          .20%        .22%+        .26%             .25%+          .25%+
                                      -----          ----        -----        ----             -----          -----
reimbursements)
Total Fund                           1.55%+         1.20%        .54%*+       1.26%           1.50%+         1.24%+
   Operating Expenses


                                                     Real Estate
ANNUAL FUND                       Multi-Season    Equity Investment    Small-Cap          Small
OPERATING                            Growth             Fund             Value           Company           Value
EXPENSES                              Fund                               Fund          Growth Fund          Fund
                                      ----                               ----          -----------          ----
(as a % of
average net assets)
-------------------

Advisory Fees                        .75%*              .74%              .75%             .75%            .74%
Shareholder Servicing Fees           .25%               .25%              .25%             .25%            .25%
Other Expenses (after expense        .25%               .11%+             .38%+            .22%            .28%+
                                     ----               ----              ----             ----            ----
reimbursements)
Total Fund                          1.25%*             1.10%+            1.38%+           1.22%           1.27%+
   Operating Expenses



                                                                                U.S.           Michigan
ANNUAL FUND                               Intermediate     International     Government         Triple         Tax-Free
OPERATING                        Bond         Bond             Bond            Income          Tax-Free          Bond
EXPENSES                         Fund         Fund             Fund             Fund           Bond Fund         Fund
                                 ----         ----             ----             ----           ---------       --------
(as a % of
average net assets)
-------------------

Advisory Fees                    .50%         .50%             .50%             .50%            .50%*            .50%
Shareholder Servicing Fees       .25%         .25%             .25%             .25%            .25%             .25%
Other Expenses (after            .21%         .18%             .39%+            .21%            .13%             .20%
                                 ----         ----             -----            ----            ----             ----
expense reimbursements)
Total Fund                       .96%         .93%            1.14%+            .96%            .88%*            .95%
   Operating Expenses



ANNUAL FUND                         Tax-Free        Short Term          Cash            Tax-Free        U.S. Treasury
OPERATING                         Intermediate       Treasury        Investment       Money Market       Money Market
EXPENSES                           Bond Fund           Fund             Fund              Fund               Fund
                                   ---------           ----             ----              ----               ----
(as a % of
average net assets)
-------------------

Advisory Fees                         .50%             .25%             .35%              .35%               .35%
Shareholder Servicing Fees            .25%             .25%             .15%              .15%               .15%
Other Expenses (after expense         .18%             .27%+            .20%              .18%               .19%
                                      ----             ----             ----              ----               ----
reimbursements)
Total Fund                            .93%             .77%+            .70%              .68%               .69%
   Operating Expenses

-----------------------------

*Reflects advisory fee after waivers.  Waivers are described on page 10.
+The Advisor voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursements, total fund operating expenses would have been as follows: 5.43% for the Framlington Emerging Markets Fund; 7.33% for the Framlington Healthcare Fund; 2.56% for Framlington International Growth Fund; .64% for the Index 500 Fund; 7.90% for the Micro-Cap Equity Fund; 1.46% for the Mid-Cap Growth Fund; 1.38% for the Real Estate Equity Investment Fund; 1.51% for the Small Cap Value Fund; 1.31% for the Value Fund; 1.18% for the International Bond Fund; and .80% for the Short Term Treasury Fund.

-----------------------------------------------------------------------------
                                                          EXAMPLE
-----------------------------------------------------------------------------

         This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                          1 Year         3 Years         5 Years         10 Years
                                                          ------         -------         -------         --------
Accelerating Growth Fund.........................           12              38              66             145
Balanced Fund....................................           12              39              67             148
Equity Selection Fund............................           13              40              69             151
Framlington Emerging Markets Fund................           18              56              97             211
Framlington Healthcare Fund......................           16              49              84             185
Framlington International Growth Fund............           16              49              84             185
Growth & Income Fund.............................           12              38              66             145
Index 500 Fund...................................            6              17              30              68
International Equity Fund........................           13              40              69             152
Micro-Cap Equity Fund............................           15              47              82             179
Mid-Cap Growth Fund..............................           13              39              68             150
Multi-Season Growth Fund.........................           13              40              69             151
Real Estate Equity Investment Fund...............           14              43              74             162
Small-Cap Value Fund.............................           14              44              76             166
Small Company Growth Fund........................           12              39              67             148
Value Fund.......................................           13              40              70             153
Bond Fund........................................           10              31              53             118
Intermediate Bond Fund...........................            9              30              51             114
International Bond Fund..........................           12              36              63             139
U.S. Government Income Fund......................           10              31              53             118
Michigan Triple Tax-Free Bond Fund...............            9              28              49             108
Tax-Free Bond Fund...............................           10              30              53             117
Tax-Free Intermediate Bond Fund..................            9              30              51             114
Cash Investment Fund.............................            7              22              39              87
Short Term Treasury Fund.........................            8              25              43              95
Tax-Free Money Market Fund.......................            7              22              38              85
U.S. Treasury Money Market Fund..................            7              22              38              86


         The Advisor expects to waive a portion of its fees with respect to the Index 500 Fund and Multi-Season Growth Fund and reimburse expenses with respect to the Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Index 500 Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund and Short Term Treasury Fund during the current fiscal year. The Advisor may discontinue such waivers and/or expense reimbursements at any time in its sole discretion. Without waivers and/or expense reimbursements, an investor in Class K Shares of the Funds would pay the following expenses on a $1,000 investment, assuming redemption after one, three, five and then years, respectively, and assuming a hypothetical 5% annual return:
$54, $162, $269 and $531 for the Framlington Emerging Markets Fund, $72, $212, $346 and $653 for the Framlington Healthcare Fund, $26, $80, $136 and $290 for the Framlington International Growth Fund, $7, $20, $36 and $80 for the Index 500 Fund, $78, $227, $367 and $684 for the Micro-Cap Equity Fund, $15, $46, $80
and $175 for the Mid-Cap Growth Fund, $14, $44, $76 and $166 for the Real Estate Equity Investment Fund, $15, $48, $82 and $180 for the Small Cap Value Fund, $13, $42, $72 and $158 for the Value Fund, $12, $37, $65 and $143 for the
International Bond Fund and $8, $26, $44 and $99 for the Short Term Treasury Fund. Without waivers and/or expense reimbursements, the total fund operating expenses an investor would pay for Class K Shares would be 5.43% for the Framlington Emerging Markets Fund; 7.33% for the Framlington Healthcare Fund; 2.56% for Framlington International Growth Fund; .64% for the Index 500 Fund; 7.90% for the Micro-Cap Equity Fund; 1.46% for the Mid-Cap Growth Fund; 1.38% for the Real Estate Equity Investment Fund; 1.51% for the Small Cap Value Fund; 1.31% for the Value Fund; 1.18% for the International Bond Fund and .80% for the Short Term Treasury Fund.

-----------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

         The following financial highlights were audited by Ernst & Young LLP except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund, such financial highlights are derived from financial statements audited by another auditor. Class K Shares of the Equity Selection Fund were not offered during the periods shown. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.



                                                                             Accelerating Growth Fund
                                                  --------------------------------------------------------------------------------
                                                    Year                  Period       Year                              Period
                                                    Ended      Year       Ended       Ended        Year        Year       Ended
                                                   6/30/97     Ended     6/30/95     2/28/95       Ended       Ended     2/29/92
                                                     (b)      6/30/96      (d)         (e)        2/28/94     2/28/93      (a)

Net Asset Value, Beginning of Period...................

Income from Investment Operations:
     Net investment income/(loss)......................
     Net realized and unrealized gain/(loss)
         on investments................................

     Total from investment operations..................

Less Distributions:
     Dividends from net investment income..............
     Distributions from net realized gains.............

     Total distributions...............................

Net Asset Value, End of Period.........................

     Total Return (b)..................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)..........
     Ratio of operating expenses to average net
assets.................................................
     Ratio of net investment income/(loss)
         to average net assets.........................
     Portfolio turnover rate...........................
     Ratio of operating expenses to
         average net assets without waivers............
     Average commission rate (f).......................

(a)      The Accelerating Growth Fund Class K Shares commenced operations on November 23, 1992.
(b)      Total  return  represents  aggregate  total  return  for the period  indicated  and does not  reflect  any applicable sales charges.
(c)      Annualized.
(d)      Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f)      Average commission rate paid per share of securities purchased and sold by the Fund.
(g)      Amount represents less than $0.01 per  share.
(h)      Per share  numbers  have been  calculated  using the  average  shares  method,  which  more  appropriately represents the per share data for the period since the use of the  undistributed  net investment  income method did not accord with the results of operations.



                                                                                 Balanced Fund
                                                 ---------------- ---------------- --------------- -------------- ----------------
                                                      Year            Period           Period          Year           Period
                                                      Ended            Ended           Ended           Ended           Ended
                                                   6/30/97 (g)      6/30/96 (g)     6/30/95 (d)     2/28/95 (e)     2/28/94 (a)
Net Asset Value, Beginning of Period..............

Income from Investment Operations:
     Net investment income........................
     Net realized and unrealized gain/(loss)
         on investments...........................

     Total from investment operations.............

Less Distributions:
     Dividends  from  net  investment  income.........  Distributions  from  net realized gains........

     Total distributions..........................

Net Asset Value, End of Period....................

     Total Return (b).............................

Ratios to Average Net Assets/Supplemental Data:...
     Net Assets, End of Period (in thousands).....
     Ratio of operating expenses to average
net
         assets...................................
     Ratio of net investment income to
         average net assets.......................
     Portfolio turnover rate......................
     Ratio of operating expenses to
         average net assets without waivers.......
     Average commission rate (f)..................


(a)      The Balanced Fund Class K Shares commenced operations on April 16, 1993.
(b) Total return represents  aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)      Annualized.
(d)      Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f)      Average commission rate paid per share of securities purchased and sold by the Fund.
(g)      Per share  numbers  have been  calculated  using the  average  shares  method,  which  more  appropriately presents the per share data for the period since the use of the  undistributed  net  investment  income  method did not accord with the results of operations.




                                                                     Framlington       Framlington       Framlington
                                                                      Emerging          Healthcare      International
                                                                    Markets Fund           Fund          Growth Fund
                                                                 -------------------- --------------- ------------------

                                                                        Year               Year             Year
                                                                        Ended             Ended             Ended
                                                                   6/30/97 (a, e)     6/30/97 (a, e)   6/30/97 (a, e)

Income from Investment Operations:
     Net investment income................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment income to average net assets
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (d)..........................


(a)    The Framlington Emerging Markets Fund Class K Shares commenced operations on January  10,  1997.  The  Framlington  Healthcare  Fund Class K Shares
       commenced  operations  on April 1, 1997.  The  Framlington  International
       Growth Fund Class K Shares commenced operations on January 10, 1997.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.



                                                                                       Growth & Income Fund
                                                                  ---------------- -------------- -------------- -----------------

                                                                       Year            Year          Period            Year
                                                                       Ended           Ended          Ended           Ended
                                                                    6/30/97 (f)     6/30/96 (f)    6/30/95 (d)    2/28/95 (a, e)
Net Asset Value, Beginning of Period........................

Income from Investment Operations:
     Net investment income..................................
     Net realized and unrealized gain on investments........

     Total from investment operations.......................

Less Distributions:
     Dividends from net investment income...................
     Distributions from net realized gains..................

     Total distributions....................................

Net Asset Value, End of Period..............................

     Total Return (b).......................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)...............
     Ratio of operating expenses to average net assets......
     Ratio of net investment income to average net assets...
     Portfolio turnover rate................................
     Ratio of operating expenses to
         average net assets without waivers.................
     Average commission rate (g)............................


(a) The Growth & Income  Fund  Class K Shares  commenced  operations  on July 5,
1994.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(g)    Average commission rate paid per share of securities purchased and sold by the Fund.
(h)    Amount represents less than $0.01 per share.




                                                                                      Index 500 Fund
                                                             ------------------------------------------------------------------
                                                                         Year Ended                       Year Ended
                                                                          6/30/97                         6/30/96 (d)
Net Asset Value, Beginning of Period

Income from Investment Operations:
     Net investment income................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions from net realized gains................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment income to average net assets
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Net investment income per share without waivers......
     Average commission rate (g)..........................

                  ..................
(a) The Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b)  Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)  Annualized.
(d)  Per share numbers have been  calculated  using the average  shares  method, which more  appropriately  presents the per share data for the period since the use of the  undistributed  net investment  income method did not accord with the results of operations.
(e)  Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(f)  On February 1, 1995, Munder Capital  Management  replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation  of the  investment  advisory  businesses of Woodbridge
     Capital Management, Inc. and Munder Capital Management, Inc.
(g)  Average commission rate paid per share of securities purchased and sold by the Fund.




                                                  Index 500 Fund
          ------------------------------------------------------------------------------------------------
                  Period                     Year                      Year                  Period
                   Ended                    Ended                     Ended                  Ended
                6/30/95 (b)             2/28/95 (e, f)               2/28/94              2/28/93 (g)
                  Class A                  Class A                   Class A                Class A



                                                                                    International Equity Fund
                                                                    ------------------------------------------------------------

                                                                                               Year
                                                                                               Ended
                                                                                            6/30/97 (d)
Net Asset Value, Beginning of Period..........................

Income from Investment Operations:
     Net investment income/(loss).............................
     Net realized and unrealized gain on investments..........

     Total from investment operations.........................

Less Distributions:
     Dividends from net investment income....................
     Distributions from net realized gains....................

     Total distributions......................................

Net Asset Value, End of Period................................

     Total Return (b).........................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).................
     Ratio of operating expenses to average net assets........
     Ratio of net investment income to average net assets.....
     Portfolio turnover rate..................................
     Ratio of operating expenses to
         average net assets without waivers...................
     Average commission rate (g)..............................


(a) The  International  Equity  Fund  Class K  Shares  commenced  operations  on
November 23, 1992.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(e)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
 (g)   Average commission rate paid per share of securities purchased and sold by the Fund.






                                             International Equity Fund
---------------------------------------------------------------------------------------------------------------------

         Year                   Period                  Year                    Year                  Period
         Ended                   Ended                  Ended                  Ended                   Ended
      6/30/96 (d)             6/30/95 (e)          2/28/95 (d, f)             2/28/94               2/28/93 (a)
      -----------             -----------          --------------             -------               -----------








                                                                        Micro-Cap                        Micro-Cap
                                                                       Equity Fund                      Growth Fund
                                                                ----------------------------- ---------------- ----------------

                                                                           Period                  Year            Period
                                                                           Ended                   Ended            Ended
                                                                       6/30/97 (a, e)           6/30/97 (e)    6/30/96 (a, e)

Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment loss..................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without expenses reimbursed...
     Average commission rate (d)


(a)    The Micro-Cap Equity Fund Class K Shares commenced operations on December
       31, 1996.  Mid-Cap  Growth Fund Class K Shares  commenced  operations  on
       October 2, 1995.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.


                                                                        Multi-Season Growth Fund
                                                        ------------------ ---------------- ------------------------

                                                              Year              Year                Period
                                                              Ended             Ended                Ended
                                                           6/30/97 (e)       6/30/96 (e)        6/30/95 (d, g)
Net Asset Value, Beginning of Period.............

Income from Investment Operations:
     Net investment income.......................
     Net realized and unrealized gain/(loss)
         on investments..........................

     Total from investment operations............

Less Distributions:
     Dividends  from  net  investment  income........   Distributions  from  net
     realized gains.......

     Total distributions.........................

Net Asset Value, End of Period...................

     Total Return (b)............................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands)....
     Ratio of operating expenses to
         average net assets......................
     Ratio of net investment income to
         average net assets......................
     Portfolio turnover rate.....................
     Ratio of operating expenses to
         average net assets without waivers......
     Average commission rate (f).................


(a)    The Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(f)    Average commission rate paid per share of securities purchased and sold by the Fund.
(g)    On June 23, 1995,  the  Multi-Season  Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(h)    Amount represents less than $0.01 per share.




                                                                    Real Estate Equity                     Small-Cap
                                                                      Investment Fund                     Value Fund
                                                                 ------------------------------ --------------------------------
                                                                            Period                          Period
                                                                             Ended                           Ended
                                                                          6/30/97 (a)                     6/30/97 (a)

Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment income................................
     Net realized and unrealized gain/(loss) on investments

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers
         and/or expense reimbursements....................
     Average commission rate (d)..........................


(a)    The  Real  Estate  Equity   Investment  Fund  Class  K  Shares  commenced
       operations on October 3, 1996.  The  Small-Cap  Value Fund Class K Shares
       commenced operations on December 31, 1996.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.





                                                                                   Small Company Growth Fund
                                                                 -------------------------------- ------------------------------
                                                                              Year                            Year
                                                                              Ended                           Ended
                                                                             6/30/97                       6/30/96 (g)

Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment  loss.................................
     Net realized and unrealized gain/(loss) on investments

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions from net realized gains................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (f)..........................


(a) The  Small  Company  Growth  Fund  Class K Shares  commenced  operations  on
November 23, 1992. (b) Total return  represents  aggregate  total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Average commission rate paid per share of securities purchased and sold by the Fund.
(g)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.




                                             Small Company Growth Fund
---------------------------------------------------------------------------------------------------------------------
            Period                          Year                        Year                       Period
            Ended                           Ended                       Ended                      Ended
         6/30/95 (d)                     2/28/95 (e)                   2/28/94                  2/28/93 (a)










                                                                                 Value Fund
                                                         -------------------------------- ---------------------------
                                                                      Year                          Period
                                                                      Ended                         Ended
                                                                     6/30/97                    6/30/96 (a, e)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers and/or
expenses reimbursed...........................
     Average commission rate (e)..............


(a)    The Value Fund Class K Shares commenced operations on November 30, 1995.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.




                                                                                    Bond Fund
                                                  ---------- ------------ -------------- ----------- ----------- -----------------
                                                                                            Year
                                                    Year        Year         Period        Ended        Year          Period
                                                    Ended       Ended         Ended       2/28/95      Ended          Ended
                                                   6/30/97     6/30/96     6/30/95 (e)     (d, f)     2/28/94      2/28/93 (a)

Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...

(a)    The Bond Fund Class K Shares commenced operations on November 23, 1992.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(e)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.




                                                                             Intermediate Bond Fund
                                                  ------------ ------------- -------------- ------------ ------------ ------------

                                                     Year          Year         Period         Year         Year        Period
                                                     Ended        Ended          Ended         Ended        Ended        Ended
                                                    6/30/97      6/30/96      6/30/95 (d)   2/28/95(e)     2/28/94    2/28/93(a)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...

(a)    The Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.



                                    International Bond Fund                      U.S. Government Income Fund
                                                 Period          Year             Year            Period            Period
                                                 Ended           Ended           Ended            Ended             Ended
                                               6/30/97(a)       6/30/97       6/30/96 (f)      6/30/95 (a)    2/28/95 (a, d, e)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized
         gain/(loss) on investments...........

     Total from investment operations.........

Less Distributions:
     Dividends from net investment
         income...............................
     Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
         /Supplemental Data:
     Net Assets, End of Period (in
         thousands)...........................
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without
         waivers and/or expenses
         reimbursed...........................

(a)    The International Bond Fund Class K Shares commenced  operations on March
       24,  1997.  The U.S.  Government  Income  Fund  Class K Shares  commenced operations on July 5, 1994.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(g)    Amount represents less than $0.01 per share.



                                                                     Michigan Triple Tax-Free Bond Fund
                                                    ------------ ---------------- --------------- ---------------- ---------------
                                                       Year           Year            Period           Year            Period
                                                       Ended          Ended           Ended            Ended           Ended
                                                      6/30/97      6/30/96 (d)    6/30/95 (d, e)  2/28/95 (d, f)    2/28/94 (a)

Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment income.....
     Distributions from net realized gains....
     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...
     Net investment income per share
         without waivers......................

(a)    The Michigan Triple Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    Per share numbers have been calculated using the average shares method,  which more  appropriately  presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(g)    Amount represents less than $0.01 per share.




                                                                        Tax-Free Bond Fund
                                                    ------------- ---------------- --------------- ----------------
                                                        Year           Year            Period          Period
                                                       Ended           Ended           Ended            Ended
                                                     6/30/97(f)     6/30/96 (f)    6/30/95 (d, f)  2/28/95 (a, e)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...
     Net investment income per share
         without waivers......................

(a) The Tax-Free Bond Fund Class K Shares commenced  operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the monthly average shares method,  which  more  appropriately  presents  the per share data for the period since the use of the  undistributed  net investment  income method did not accord with the results of operations.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------



                                                                       Tax-Free Intermediate Bond Fund
                                                 --------- ------------- ------------- ------------- --------- --------------

                                                   Year        Year         Period         Year        Year       Period
                                                  Ended       Ended         Ended         Ended       Ended        Ended
                                                 6/30/97   6/30/96 (f)   6/30/95 (d)   2/28/95 (e)   2/28/94    2/28/93 (e)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers
         and/or expense reimbursements........

(a) The Tax-Free  Intermediate Bond Fund Class K Shares commenced  operations on
February 9, 1987.  (b) Total return  represents  aggregate  total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(g)    This  information  represents  results of  operations  of the St.  Clair  Tax-Free  Intermediate  Fund,  the
       predecessor  fund of the Munder  Tax-Free  Intermediate  Bond Fund.  The assets and  liabilities  of the St.
       Clair Tax-Free  Intermediate  Fund were  transferred to The Munder Funds Trust on November 20, 1992. On June
       22, 1992,  Woodbridge Capital  Management  replaced  Manufacturers  Bank, N.A. as investment advisor for the
       Fund.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                                                         Tax-Free Intermediate Bond Fund
                                               ------------ ----------- ------------ ------------ ----------- -----------

                                                  Year         Year        Year         Year         Year        Year
                                                  Ended       Ended        Ended        Ended       Ended       Ended
                                                 7/31/92    7/31/91     7/31/90 (e)  7/31/89 (e)   7/31/88     7/31/87
                                                   (e)         (e)                                   (e)       (a,e,g)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...
     Net investment income per share
         without waivers......................

(a) The Tax-Free  Intermediate Bond Fund Class K Shares commenced  operations on
February 9, 1987.  (b) Total return  represents  aggregate  total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(g)    This  information  represents  results of  operations  of the St.  Clair  Tax-Free  Intermediate  Fund,  the
       predecessor  fund of the Munder  Tax-Free  Intermediate  Bond Fund.  The assets and  liabilities  of the St.
       Clair Tax-Free  Intermediate  Fund were  transferred to The Munder Funds Trust on November 20, 1992. On June
       22, 1992,  Woodbridge Capital  Management  replaced  Manufacturers  Bank, N.A. as investment advisor for the
       Fund.



                                                     Short-Term Treasury Fund
                                                  --------------------------------
                                                  --------------------------------

                                                              Period
                                                               Ended
                                                          6/30/97 (a, d)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers
         and/or expense reimbursements........

(a) The Short-Term Treasury Fund Class K Shares commenced operations on April 25, 1997
(b) Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.




                                                                        Cash Investment Fund
                                                   ----------------------------------------------------------------
                                                   ---------- ---------- ---------- --------- ---------- ----------

                                                                          Period      Year                Period
                                                     Year       Year       Ended     Ended      Year       Ended
                                                     Ended      Ended    6/30/95    2/28/95     Ended    2/28/93
                                                    6/30/97    6/30/96      (d)       (e)      2/28/94    (a, e)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
      Net investment income...................

      Total from investment operations........

Less Distributions:
      Dividends from net investment income....

      Total distributions.....................

Net Asset Value, End of Period................

      Total Return (b)........................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period (in thousands)
      Ratio of operating expenses to
         average net assets...................
       Ratio of net investment income to
         average net assets...................
       Ratio of operating expenses to
         average net assets without waivers...

(a)      The Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.



                           Tax-Free Money Market Fund
                                     ---------------------------------------------------------------------

                                                              Period       Year
                                        Year       Year       Ended       Ended        Year      Period
                                       Ended       Ended    6/30/95     2/28/95       Ended       Ended
                                      6/30/97     6/30/96      (d)         (e)       2/28/94     2/28/93
Net Asset Value, Beginning of
Period

Income from Investment Operations:
      Net investment income...................

      Total from investment
operations....................................

Less Distributions:
      Dividends from net
investment income.............................

      Total distributions.....................

Net Asset Value, End of Period................

      Total Return (b)........................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period
         (in thousands).......................
      Ratio of operating expenses
to
         average net assets...................
       Ratio of net investment
income to
         average net assets...................
       Ratio of operating expenses
to
         average net assets
without waivers...............................

(a)      The Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.



                                                           U.S. Treasury Money Market Fund
                                           ---------- ---------- ---------- ---------- ---------- ----------

                                                                  Period      Year                 Period
                                             Year       Year       Ended      Ended      Year       Ended
                                             Ended      Ended    6/30/95    2/28/95      Ended    2/28/93
                                            6/30/97    6/30/96      (d)        (e)      2/28/94      (a)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
      Net investment income...................

      Total from investment operations........

Less Distributions:
      Dividends from net investment
income

      Total distributions.....................

Net Asset Value, End of Period................

      Total Return (b)........................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period (in
thousands)....................................
      Ratio of operating expenses to
         average net assets...................
       Ratio of net investment income to
         average net assets...................
       Ratio of operating expenses to
         average net assets without
waivers

(a)      The U.S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

-----------------------------------------------------------------------------
                                                   FUND CHOICES
-----------------------------------------------------------------------------

                                              What Funds are Offered?

         This Prospectus offers Class K Shares of the 27 funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Funds' Investments and Investment Practices."

-----------------------------------------------------------------------------
                                           ACCELERATING GROWTH FUND
-----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

         In choosing Equity Securities, the Advisor considers, among other factors:

      the potential for accelerated earnings growth the maintenance of a substantial competitive advantage a focused management team a stable balance sheet

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                                   BALANCED FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

      The Fund normally will invest at least 25% of its assets in Fixed Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

                   The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

      general market and economic conditions and trends interest rates and inflation rates fiscal and monetary developments long-term corporate earnings growth

         The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of
the Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc. ("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment
Officer-Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

-----------------------------------------------------------------------------
                                               EQUITY SELECTION FUND
-----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

      The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

      The Fund generally invests in issuers with market capitalizations of at least $3 billion.

      The Fund diversifies its assets by industry in approximately the same weightings as those of the S&P 500.

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                         FRAMLINGTON EMERGING MARKETS FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund seeks to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

         A company will be considered to be in an emerging market country if:

      the company is organized under the laws of, or has a principal office in, an emerging market country, the company's stock is traded primarily in an emerging market country, most of the company's assets are in an emerging market country, or most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

          PORTFOLIO MANAGEMENT. William Calvert is the Fund's portfolio manager. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President-Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992).



------------------------------------------------------------------------------
                                           FRAMLINGTON HEALTHCARE FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

         The Fund will invest in:

      pharmaceutical producers
      biotechnology firms
      medical device and instrument manufacturers distributors of healthcare products healthcare providers and managers other healthcare service companies

         Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

------------------------------------------------------------------------------
                                        FRAMLINGTON INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

         The Sub-Advisor will choose companies that demonstrate:

      above-average profitability
      high quality management
      the ability to grow significantly in their countries

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

------------------------------------------------------------------------------
                                               GROWTH & INCOME FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

      Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

      The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

      The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

         The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

         The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income have more stable prices than those which pay below average dividends.

PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

------------------------------------------------------------------------------
                                                  INDEX 500 FUND
------------------------------------------------------------------------------

GOALS AND PRINCIPAL INVESTMENTS. The goal of the Fund is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

         The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that changes in the Fund's price mirror exactly changes in the S&P
500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

         The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993 - 1995) and a Business Analyst for Central Transport Incorporated (1989 - 1993).

------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities and ADRs and EDRs. At least once a quarter, the Advisor creates a list of Foreign Securities and ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

         After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

      Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

      The Fund will emphasize companies with a market capitalization of at least $100 million.

PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

-------------------------------------------------------------------------------
                                               MICRO-CAP EQUITY FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

                   The Advisor will choose companies that:

      present the ability to grow significantly over the next several years may benefit from changes in technology, regulations and industry sector trends are still in the developmental stage and may have limited product lines

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                                    MID-CAP GROWTH FUND
------------------------------------------------------------------------------

GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the Standard & Poor's Mid-Cap 400 Index

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                             MULTI-SEASON GROWTH FUND
------------------------------------------------------------------------------

GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This objective is considered "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of market capitalizations of over $1 billion.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the S&P 500

PORTFOLIO  MANAGEMENT.  The portfolio managers of the Fund, Leonard J. Barr
II and Lee P. Munder, have managed the Fund since its inception in February 1995. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to February 1995 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

------------------------------------------------------------------------------
                                        REAL ESTATE EQUITY INVESTMENT FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

         Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

      equity real estate investment trusts ("REITS") brokers, home builders and real estate developers companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies) manufacturers and distributors of building supplies mortgage REITS financial institutions which issue or service mortgages

                   In addition, the Fund may invest:

  up to 35% of its assets in companies other than real estate industry companies in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient in REITS only if they are traded on a securities exchange or NASDAQ

PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

------------------------------------------------------------------------------
                                               SMALL-CAP VALUE FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

                   The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

------------------------------------------------------------------------------
                                             SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:

      above-average growth prospects
      participation in a fast-growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994 - 1995) and an investment officer for Manufacturers National Bank Trust (1989 - 1994).

-------------------------------------------------------------------------------
                                                    VALUE FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

      The Fund will invest at least 65% of its assets in Equity Securities.

         The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

------------------------------------------------------------------------------
                                                     BOND FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

      The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

------------------------------------------------------------------------------
                                              INTERNATIONAL BOND FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in:

      foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions debt securities issued or guaranteed by supra-national organizations, such as the World Bank debt securities of banks or bank holding companies corporate debt securities other debt securities, including those convertible into foreign stock.

PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

------------------------------------------------------------------------------
                                              INTERMEDIATE BOND FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

      Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities. The Fund's dollar-weighted average maturity will generally be between three and eight years.

PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

-------------------------------------------------------------------------------
                                            U.S. GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations.
      The Fund's dollar-weighted average maturity generally will be between six and fifteen years.

PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

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                                        MICHIGAN TRIPLE TAX-FREE BOND FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

      Except during temporary defensive periods, at least 65% of the Fund's net assets are invested in Michigan Municipal Obligations.
      The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and 30 years.
      The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

-------------------------------------------------------------------------------
                                                TAX-FREE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations. Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in
     Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.
      The Fund invests primarily in intermediate-term and long-term Municipal Obligations which have remaining maturities of between three and 30 years.
      The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

-------------------------------------------------------------------------------
                                          TAX-FREE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations. Except during temporary defensive periods, at least 80% of the Fund's assets will be invested in Municipal
     Obligations  whose interest is exempt from regular  Federal income tax. The
      Fund invests in Michigan Municipal Obligations from time to time. The Fund generally buys obligations with remaining maturities of ten years or less. The portfolio's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-1993).

----------------------------------------------------------------------------
                                             SHORT TERM TREASURY FUND
----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

         The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

----------------------------------------------------------------------------
                                               CASH INVESTMENT FUND
----------------------------------------------------------------------------

      The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
      The Fund invests in a broad range of short-term, high quality, U.S. dollar -denominated instruments.

-----------------------------------------------------------------------------
                                          U.S. TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------

      The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
      The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

----------------------------------------------------------------------------
                                            TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------

      The Fund's goal is to provide shareholders with as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.
      The Fund invests substantially all of its assets in short-term, U.S. dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.
      Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                                       Who May Want To Invest in the Funds?

Equity Funds

         These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

Bond Funds and Tax-Free Funds

         These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek current income which is primarily tax-exempt. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

Short Term Treasury Fund and Money Market Funds

         These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Funds, stability of principal.

                   What are the Funds' Investments and Investment Practices?

         Each Equity Fund invests primarily in Equity Securities, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income
Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

         Each Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

         All Funds may enter into Repurchase Agreements. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

         All Funds may Lend Securities to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities, thus increasing the Funds' returns. The borrower must set aside cash or liquid high-grade debt securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 331/3% of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

         The Equity Funds may purchase American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

         The Funds (other than the U.S. Treasury Money Market Fund) may buy shares of registered Money Market Funds. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

         Each Fund may purchase Fixed Income Securities. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. Government
Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

         Each Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

         All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

         The Tax-Free Funds will acquire long-term instruments only which are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. Such Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

         The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

         Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

         Each Money Market Fund will invest primarily in Eligible Securities (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Money Market Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

Investment Charts

         These charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.




----------------------------------------------------------------------------------------------------------------------------------
                                  EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- -------------
                                                                                       Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth          Balanced     Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Foreign Securities.  Includes
 securities issued by non-U.S.
 companies.  Present more risks than            25%            25%            25%            Y              Y              Y
 U.S. securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Lower-Rated Debt Securities.  Fixed
 income securities which are rated
 below investment grade by Standard &            Y              Y              Y             Y              Y              Y
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency.  Considered riskier than
 investment grade securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Investment-Grade Asset Backed
 Securities.  Includes debt                      N              Y              N             N              N              N
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Stripped Securities.  Includes
 participations in trusts that hold
 U.S. Treasury and agency securities             N              Y              N             N              N              N
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Forward Foreign Currency Exchange
 Contracts.  Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price.                Y              Y              Y             Y              Y              Y
 May decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 When-Issued and Delayed Delivery
 Securities.  Securities purchased at
 a set price, with delivery and                  Y              Y              Y             Y              Y              Y
 payment in the future.  The value of
 securities may change between the
 time the price is set and payment.
 Not to be used for speculation.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Futures and Options on Futures.1
 Contracts in which a Fund agrees, at
 maturity, to make delivery of or                Y              Y              Y             Y              Y              Y
 receive securities, the cash value
 of an index or foreign currency.
 Used for hedging purposes or to
 maintain liquidity.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------






   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
                                                                                  Real Estate
                                                                                  Equity
   Growth                     Inter-       Micro-       Mid-         Multi-       Invest-ment  Small-        Small
   &                          national     Cap          Cap          Season                    Cap           Company
   Income       Index 500     Equity       Equity       Growth       Growth                    Value         Growth       Value

   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


       25%          25%            Y           25%          25%          25%           N           25%           25%          25%


   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


       20%           Y             Y            Y            Y            Y            Y            Y             Y            Y





   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


        N            N             N            N            N            N            N            N             N            N


   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


        N            N             N            N            N            N            N            N             N            N



   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------



        Y            Y             Y            Y            Y            Y            N            Y             Y            Y




   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


        Y            Y             Y            Y            Y            Y            Y            Y             Y            Y





   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------
   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------


        Y            Y             Y            Y            Y            Y            Y            Y             Y            Y




   ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- ------------ --------



                            EQUITY FUNDS (continued)
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
                                                                                        Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth          Balanced     Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Options.  A Fund may buy options
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)               Y              Y              Y             Y              Y              Y
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require  the Fund to sell  securities  to the buyer during  a set  time at a set  price.  Options  may  relate  to  stock  indices, individual securities, foreign currencies or futures contracts. See the SAI for more details and additional limitations.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Reverse Repurchase Agreements.  A
 Fund sells securities and agrees to
 buy them back later at an agreed                Y              Y              Y             Y              Y              Y
 upon time and price.  A method to
 borrow money for temporary purposes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Illiquid Securities.  Typically
 there is no ready market for these             15%            15%            15%           15%            15%            15%
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Lending Securities.  May lend
 securities to financial institutions           25%            25%            25%           25%            25%            25%
 which pay for the use of the
 securities.  May increase return.
 Slight risk of borrower failing
 financially.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
1    The limitation on margins and premiums for futures is 5% of a Fund's assets




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------

                                                                                  Real Estate
                                                                                  Equity
   Growth                    Inter-        Micro-       Mid-         Multi-       Invest-ment  Small-       Small
   &                         national      Cap          Cap          Season                    Cap          Company
   Income       Index 500    Equity        Equity       Growth       Growth                    Value        Growth        Value

   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------






        Y            Y            Y             Y            Y            Y            Y            Y            Y             Y










   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------


        Y            Y            Y             Y            Y            Y            Y            Y            Y             Y



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------


       15%          15%          15%           15%          15%          15%          15%          15%          15%           15%




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------


       25%          25%          25%           25%          25%          25%          25%          25%          25%           25%




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------- --------



                                                          BOND FUNDS
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
                                                                                                           U.S.
                                                                                                           Government
 Investments and                                      Bond           Intermediate       International      Income
 Investment Practices                                 Fund           Bond Fund          Bond Fund          Fund
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Foreign Securities. Securities issued by
 foreign governments and their agencies,
 instrumentalities or political subdivisions,
 supranational organizations, and foreign                  25%              25%                 Y                  25%
 corporations.
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Preferred Stock. May be convertible to common
 stock. Preferred stock ranks senior to common
 stock in capital structure and payment of
 dividends.                                                 Y                Y                  Y                   Y
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Asset-Backed Securities. Includes debt
 securities backed by mortgages, installment
 sales contracts and credit card receivables.               Y                Y                  Y                   Y
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Interest Rate and Currency Swaps. Agreement to
 exchange payments calculated on the basis of
 relative interest or currency rates.                      Y 1              Y1                 Y1                   Y1
 Derivative instruments used solely for hedging.
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Interest Rate Caps and Floors. Entitle
 purchaser to receive payments of interest to
 the extent that a specified reference rate                 N                N                  Y                   N
 exceeds or falls below a predetermined level.
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Stripped Securities. Includes participations
 in trusts that hold U.S. Treasury and agency
 securities which represent either the interest
 or principal payments on the securities or                 Y                Y                  Y                   Y
 combinations of both.
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------
 Reverse Repurchase Agreements.  A Fund sells
 securities and agrees to buy them back later
 at an agreed upon time and price.  A method to
 borrow money for temporary purposes.                       Y                Y                  Y                   Y
 ---------------------------------------------------- -------------- ------------------ ------------------ ---------------------




                             BOND FUNDS (continued)
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
                                                                                                             U.S.
                                                                                                             Government
 Investments and                                            Bond          Intermediate     International     Income
 Investment Practices                                       Fund          Bond Fund        Bond Fund         Fund
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 Forward Foreign Currency Exchange Contracts.
 Obligations of a Fund to purchase or sell a specific
 currency at a future date at a set price. May
 decrease a Fund's loss due to a change in currency
 value, but also limits gains from currency changes.             Y               Y                Y                 Y
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 U.S. Bank Obligations. U.S. dollar denominated bank
 obligations, including certificates of deposit,
 bankers' acceptances, bank notes, time deposits
 issued by U.S. or savings institutions having total
 assets in excess of $1 billion.                                 Y               Y                Y                 Y
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 Supranational Organization Obligation. Fixed income
 securities issued or guaranteed by supranational
 organizations such as the World Bank.                           N               N                Y                 N
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 Guaranteed Investment Contracts. Agreements of a
 Fund to make payments to an insurance company's
 general account in exchange for a minimum level of
 interest based on an index.                                     Y               Y                Y                 Y
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 When-Issued Purchases and Forward Commitments.
 Agreement by a Fund to purchase securities at a set
 price, with payment and delivery in the future. The
 value of the securities may change between the time
 the price is set and payment. Not to be used for                Y               Y                Y                 Y
 speculation.
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 Illiquid Securities. Typically there is no ready
 market for these securities, which limits the
 ability to sell them for full market value, or they            15%2           15%2              15%2              15%2
 are restricted as to resale.
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------
 Futures and Options on Futures.3 Contracts in which a Fund has the right or the obligation  to make delivery of, or receive,  securities,  the cash value of an index or foreign currency. Used for hedging
 purposes or to maintain liquidity.                              Y               Y                Y                 Y
 ---------------------------------------------------------- ------------- ---------------- ----------------- -----------------




 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------
                                                                                                             U.S.
                                                                                                             Government
 Investments and                                            Bond         Intermediate      International     Income
 Investment Practices                                       Fund         Bond Fund         Bond Fund         Fund
 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------
 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------
 Options. A Fund may buy options giving it the right to require a buyer to buy a security  held by the Fund (put  options),  buy options  giving it the right to require a seller to sell  securities to the Fund (call  options),  sell (write)
 options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right
 to require the Fund to sell securities to the buyer             Y              Y                 Y                 Y
 during a set time at a set price. Options may relate
 to stock indices, individual securities or foreign
 currencies.  See the SAI for more details and
 additional limitations.
 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------
 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------
 Lending Securities. May lend securities to financial
 institutions which pay for the use of securities.
 May increase return. Slight risk of borrower                 331/3%          331/3%             25%              331/3%
 declaring bankruptcy.
 ---------------------------------------------------------- ------------ ----------------- ----------------- -----------------

KEY:
Y = Investment allowed without restriction N = Investment not allowed 1 Interest rate swaps only 2 Based on net assets
3  The limitation on margins and premiums for futures is 5% of a Fund's assets



                   TAX-FREE FUNDS AND SHORT TERM TREASURY FUND
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                                           Michigan                           Tax-Free
                                                            Short Term     Triple            Tax-Free         Intermediate
Investments and                                             Treasury       Tax-Free          Bond             Bond
Investment Practices                                        Fund           Bond Fund         Fund             Fund
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Municipal Obligations.  Payable from the issuer's general
revenue, the revenue of a specific project, current               N               Y                 Y                Y
revenues or a reserve fund.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Michigan Municipal Obligations.  Municipal Obligations
issued by the State of Michigan and its political                 N               Y                 Y                Y
subdivisions.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Foreign Securities.  Obligations issued by foreign
governments and their agencies, instrumentalities or
political subdivisions, supranational organizations, and          N              10%               10%              10%
foreign corporations.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Guaranteed Investment Contracts.  Agreements of a Fund to
make payments to an insurance company's general account
in exchange for a minimum level of interest based on an           N               Y                 Y                Y
index.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
When-Issued Purchases and Forward Commitments.  Agreement
by a Fund to purchase securities at a set price, with
payment and delivery in the future.  The value of the
securities may change between the time the price is set           Y               Y                 Y                Y
and payment.  May not be used for speculation.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Illiquid Securities.  Typically there is no ready market
for these securities, which limits the ability to sell          115%             115%             115%              115%
them for full market value, or they are restricted as to
resale.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
Lending Securities.  May lend securities to financial
institutions which pay for the use of securities.  May
increase return.  Slight risk of borrower declaring            331/3%           331/3%           331/3%            331/3%
bankruptcy.
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------
U.S. Treasury Securities.  Includes U.S. Treasury bills,
notes and bonds.                                                  Y               Y                 Y                Y
----------------------------------------------------------- -------------- ----------------- ---------------- -----------------

KEY:
Y = Investment allowed without restriction N = Investment not allowed 1Based on net assets


                               MONEY MARKET FUNDS




----------------------------------------------------------------- -------------- ------------- ------------
                                                                                               U.S.
Investments and                                                   Cash           Tax-Free      Treasury
Investment Practices                                              Investment     Money         Money
-----------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- ------------
Corporate Obligations:
     o   Commercial paper (including paper of Canadian cos.,            Y             N             N
         Canadian branches of U.S. cos., and Europaper)
     o   Corporate bonds                                                Y             N             N
     o   Other short-term obligations                                   Y             N             N
     o   Variable Master Demand Notes                                   Y             N             N
     o   Bond Debentures                                                Y             N             N
     o   Notes                                                          Y             N             N
----------------------------------------------------------------- --------------               ------------
----------------------------------------------------------------- -------------- ------------- ------------
Asset-backed Securities.  Includes debt securities backed by            Y             N             N
mortgages, installment sales contracts and credit card
receivables.
----------------------------------------------------------------- --------------               ------------
----------------------------------------------------------------- -------------- ------------- ------------
U.S. Government Obligations:
     o   Issued or guaranteed by U.S. Government                        Y             N             Y
     o   Issued or guaranteed by U.S. Government agencies and
         instrumentalities                                              Y             N             N
----------------------------------------------------------------- -------------- ------------- ------------
                                                                  -------------- ------------- ------------
Bank Obligations. U.S. dollar- denominated only; includes CDs,          Y             N             N
bankers' acceptances, bank notes, deposit notes and
interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions with total assets greater than $1 billion.
----------------------------------------------------------------- --------------               ------------
----------------------------------------------------------------- -------------- ------------- ------------
Foreign Banks and Foreign Branches of Domestic Banks.  Includes        25%            N             N
ECDs, ETDs, CTDs, Schedule Bs, Yankee CDs and Yankee BAs.
----------------------------------------------------------------- -------------- ------------- ------------
----------------------------------------------------------------- -------------- ------------- ------------
Stripped Securities:
     o   Participation in trusts that hold U.S. treasury and            Y             Y             N
         agency securities
     o   U.S. Treasury-issued receipts                                  Y             Y            35%
     o   Non-U.S. Treasury receipts                                     Y             Y             N
----------------------------------------------------------------- --------------               ------------
----------------------------------------------------------------- -------------- ------------- ------------
Municipal Revenue Obligations.  Obligations the interest on                      May be more
which is paid solely from the revenues of similar projects.             N          than 25%         N

----------------------------------------------------------------- --------------               ------------
----------------------------------------------------------------- -------------- ------------- ------------
Municipal Obligations.  Payable from the issuer's general              5%         25% in any        N
revenue, the revenue of a specific project, current revenues or                   one state
a reserve fund.
----------------------------------------------------------------- -------------- ------------- ------------




                         MONEY MARKET FUNDS (Continued)
------------------------------------------------------------- ------------- ------------- -----------------

Investments and                                               Cash          Tax-Free      U.S. Treasury
Investment Practices                                          Investment    Money         Money
-------------------------------------------------------------
------------------------------------------------------------- ------------- ------------- -----------------
Reverse Repurchase Agreements.  A Fund sells securities and       Y *            N              Y *
agrees to buy them back later at an agreed upon time and
price.  A method to borrow money for temporary purposes.
------------------------------------------------------------- ------------- ------------- -----------------
Guaranteed Investment Contracts.  Agreements of a Fund to          Y             N               N
make payments to an insurance company's general account in
exchange for a minimum level of interest based on an index.
------------------------------------------------------------- ------------- ------------- -----------------
When-Issued Purchases and Forward Commitments.  Agreement         Not           Not       Not expected to
by a Fund to purchase securities at a set price, with         expected to   expected to      exceed 25%
payment and delivery in the future.  The value of the          exceed 25%    exceed 25%
securities may change between the time the price is set and
payment.  Not to be used for speculation.
------------------------------------------------------------- ------------- ------------- -----------------
Foreign Securities.  Debt obligations issued by foreign           25%            N               N
governments, and their agencies, instrumentalities or
political subdivisions, supranational organizations, and
foreign corporations or convertible into foreign stock.
------------------------------------------------------------- ------------- ------------- -----------------
Illiquid Securities.  Typically there is no ready market          10%           10%             10%
for these securities, which limits the ability to sell them
for full market value, or there are legal restrictions on
their resale by a Fund.
------------------------------------------------------------- ------------- ------------- -----------------
------------------------------------------------------------- ------------- ------------- -----------------
Lending Securities.  May lend securities to financial            331/3%        331/3%          331/3%
institutions which pay for the use of securities.  May
increase return.  Slight risk of borrower failing
financially.
------------------------------------------------------------- ------------- ------------- -----------------

Key:
         Y= investment allowed without restriction
         N= investment not allowed
         * = deemed borrowing; subject to the borrowing limitations


                  What are the Risks of Investing in the Funds?

All Funds

         Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

         A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

         The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Equity Funds

         Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Bond Funds, Tax-Free Funds and Short Term Treasury Fund

         The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversities does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

     Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

         Although the Cash Investment Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

         Although the Tax-Free Money Market Fund may invest more than 25% of its nets assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

         The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

         Investing in any of the Funds, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Real Estate Equity Investment Fund

         The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Framlington Healthcare Fund

         The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

         These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

-------------------------------------------------------------------------------
                                                   PERFORMANCE
-------------------------------------------------------------------------------

                    How is the Funds' Performance Calculated?

         There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

         One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

         Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

         Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

         The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Money Market Fund may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class.
This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

         You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

         Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

         The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

------------------------------------------------------------------------------
                                        PURCHASES AND EXCHANGES OF SHARES
------------------------------------------------------------------------------

         Customers of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                         What Price Do I Pay For Shares?

         Class K Shares are sold at the "net asset value next determined" by the Funds without any initial sales charge. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. NAV is calculated separately for each class of shares of a Fund. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                           When Can I Purchase Shares?

         Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                           How Can I Purchase Shares?

         All share purchases are effected through a Customer's account at an institution and confirmations of share purchases will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers.

         You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

         You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

------------------------------------------------------------------------------
                                              REDEMPTIONS OF SHARES
------------------------------------------------------------------------------

                  What Price Do I Receive for Redeemed Shares?

         The                                             redemption price is the
                                                         net  asset  value  next
                                                         determined   after   we
                                                         receive the  redemption
                                                         request    in    proper
                                                         order.   When   Can   I
                                                         Redeem Shares?

         You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                            How Can I Redeem Shares?

         Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

o Free Checkwriting. Free checkwriting is available to holders of Class K Shares of the Bond Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                     When Will I Receive Redemption Amounts?

         If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

------------------------------------------------------------------------------
                                      STRUCTURE AND MANAGEMENT OF THE FUNDS
------------------------------------------------------------------------------

                          How are the Funds Structured?

         The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                       Who Manages and Services the Funds?

Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         The Advisor provides overall investment management for each Fund (other than the Framlington Funds), provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

         The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the
sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers and/or expense reimbursements, if any) as follows:

Accelerating Growth Fund                        0.75%       Balanced Fund                               0.65%
Framlington Emerging Markets Fund               1.25%       Framlington Healthcare Fund                 1.00%
Framlington International Growth Fund           1.00%       Growth & Income Fund                        0.75%
Index 500 Fund                                  0.07%       International Equity Fund                   0.75%
Micro-Cap Equity Fund                           1.00%       Mid-Cap Growth Fund                         0.74%
Multi-Season Growth Fund                        1.00%       Real Estate Equity Investment Fund          0.74%
Small-Cap Value Fund                            0.75%       Small Company Growth Fund                   0.75%
Value Fund                                      0.74%       Bond Fund                                   0.50%
Intermediate Bond Fund                          0.50%       International Bond Fund                     0.50%
U.S. Government Income Fund                     0.50%       Michigan Triple Tax-Free Bond Fund          0.50%
Tax-Free Bond Fund                              0.50%       Tax-Free Intermediate Bond Fund             0.50%
Short Term Treasury Fund                        0.25%       Cash Investment Fund                        0.35%
Tax-Free Money Market Fund                      0.35%       U.S. Treasury Money Market Fund             0.35%

The Equity Selection Fund had not commenced operations as of the date of this Prospectus.

         The Advisor waived advisory fees during the past fiscal year for the Index 500 Fund and the Multi-Season Growth Fund. The Advisor is entitled to receive an annual fee equal to .20% of the first $250 million of the Index 500 Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

         The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

         The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

         The table for each Fund

o includes the performance of the common or collective trust fund and the performance of the corresponding Fund blended together o assumes that net invest income and dividends have been reinvested o assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays o does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions as the corresponding Fund
o    indicates past performance only and does not predict future results

                   [Numbers will be updated to June 30, 1997]

                               Munder Accelerating
                     Period Ended                                 Growth Fund
                   December 31, 1996                              (Class K)*                     S&P 500**
                   -----------------                              ---------                      -------
1 Year                                                              13.07%                         22.96%
3 Years                                                              9.40%                         19.67%
5 Years  ..............................................             11.06%                         15.22%
Inception on January 1, 1990                                        12.34%                         14.40%
--------------------------

*        Converted from collective trust fund to mutual fund on November 23, 1992.
**       S&P 500 performance  shows total return in U.S.  dollars but does not reflect the deduction of fees,  expenses and taxes.
         Source: Lipper Analytical Services, Inc.

                              Munder Small Company
                     Period Ended                                 Growth Fund                    Russell 2000
                   December 31, 1996                               (Class K)*                      Index**
                   -----------------                               ---------                       -----
1 Year                                                               37.17%                         16.49%
3 Years                                                              20.24%                         13.68%
5 Years  ..............................................              18.30%                         15.64%
                            10 Years.................................16.95%........                 12.41%
Inception on December 31, 1982.........................              15.29%                         12.71%
--------------------------

*        Converted from collective trust fund to mutual fund on November 23, 1992.
**       Russell  2000 Index  performance  shows total  return in U.S.  dollars but does not reflect the  deduction  of fees, expenses and  taxes.  Source:  Lipper Analytical Services, Inc.


                              Munder International
                     Period Ended                                 Equity Fund                  FT/S&P Actuaries
                   December 31, 1996                               (Class K)*               World Index ex. U.S.**
1 Year                                                              10.41%                         6.48%
3 Years                                                              4.89%                         8.42%
5 Years  ..............................................              9.14%                         7.93%
Inception on September 30, 1990........................             10.37%                        10.31%
--------------------------

*        Converted from collective trust fund to mutual fund on November 23, 1992.
**       FT/S&P Actuaries World Index ex. U.S.  performance  shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.  Source:  Ibbotson Associates, Inc.

                                     Munder
                     Period Ended                                Index 500 Fund                    S&P 500
                   December 31, 1996                               (Class K)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               22.47%                         22.96%
3 Years                                                              19.34%                         19.67%
5 Years  ..............................................              14.87%                         15.22%
Inception on January 27, 1988                                        15.51%                         16.08%
--------------------------

*        Converted from collective trust fund to mutual fund on December 7, 1992.
**       S&P 500 Index  performance  shows total return in U.S.  dollars but does not reflect the  deduction  of fees,  expenses and taxes.  Source:  Lipper Analytical Services, Inc.

                                                                     Munder                    Lehman Brothers
                     Period Ended                                  Bond Fund                   Gov't/Corp. Bond
                   December 31, 1996                               (Class K)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               2.72%                          2.90%
3 Years                                                              5.10%                          5.79%
5 Years  ..............................................              5.48%                          7.18%
10 Years                                                             7.28%                          8.38%
--------------------------

*        Converted from collective trust fund to mutual fund on November 23, 1992.
**       Lehman  Brothers  Government/Corporate  Bond Index  performance  shows  total  return in U.S.  dollars  but does not reflect  the deduction of fees, expenses and taxes.
         Source:  Lipper Analytical Services, Inc.

                                     Munder
                                                                U.S. Government                Lehman Brothers
                     Period Ended                                 Income Fund                  Gov't/Corp. Bond
                   December 31, 1996                               (Class K)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               3.13%                          2.90%
3 Years                                                              4.43%                          5.79%
5 Years  ..............................................              6.32%                          7.18%
10 Years                                                             7.48%                          7.76%
--------------------------

*        Converted from collective trust fund to mutual fund on July 5, 1994.
**       Lehman  Brothers  Government/Corporate  Bond Index  performance  shows  total  return in U.S.  dollars  but does not reflect  the deduction of fees, expenses and taxes.
         Source:  Lipper Analytical Services, Inc.



                                                                     Munder                    Lehman Brothers
                                                                  Intermediate                   Intermediate
                     Period Ended                                  Bond Fund                     Gov't/Corp.
                   December 31, 1996                               (Class K)*                    Bond Index**
                   -----------------                               ----------                    ----------
1 Year                                                               3.13%                           4.05%
3 Years                                                              4.49%                           5.58%
5 Years  ..............................................              5.65%                           6.53%
10 Years                                                             7.04%                           7.91%
Inception on March 31, 1982............................              9.22%                          10.47%
--------------------------

*        Converted from collective trust fund to mutual fund on November 20, 1992.
**       Lehman Brothers Intermediate  Government/Corporate  Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
         Source:  Lipper Analytical Services, Inc.


                                     Munder
                                                                    Tax-Free                        Lehman
                     Period Ended                                  Bond Fund                     15-Year Muni
                   December 31, 1996                               (Class K)*                    Bond Index**
                   -----------------                               ----------                    ----------
1 Year                                                               2.38%                          4.65%
3 Years                                                              4.24%                          5.44%
5 Years  ..............................................              6.67%                          8.05%
10 Years                                                             6.57%                           N/A%
--------------------------

*        Converted from common trust fund to mutual fund on July 5, 1994.
**       Lehman 15-Year  Municipal Bond Index  performance  shows total return in U.S.  dollars but does not reflect the deduction of fees, expenses and taxes.
         Source:  Lipper Analytical Services, Inc.

Indices

         The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

     The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman Brothers 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

Performance of Framlington Funds Managed by the Sub-Advisor

         The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices." In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

         The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

                  [Numbers to be updated to December 31, 1996.]

         You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                                                     U.K.                      S&P Healthcare
                     Period Ended                                   Health                    Composite Index
                  September 30, 1996                               Portfolio                   Capital Change
                                                                   ---------                   --------------
1 Year                                                              33.68%                         28.53%
3 Years                                                             112.54%                       110.78%
5 Years  ..............................................             134.42%                        65.00%
Inception on April 30, 1987                                         404.63%                       225.90%

     Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.



                                                                                                    MSCI
                                                                   Canadian                       Emerging
                                                                   Emerging                       Markets
                     Period Ended                                   Markets                        Total
                  September 30, 1996                                Account                        Return
                                                                    -------                        ------
1 Year                                                               4.23%                         4.84%
Inception on November 1, 1994      ....................              0.65%                        -12.15%

     MSCI Emerging Markets Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

         The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

         The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

Transfer Agent. First Data Investor Services Group, Inc. is the Funds' transfer agent. Investor Services Group is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rate of:
---------------------.

         State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

Custodian. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

Distributor. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

         The Funds have adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K Shares are sold through institutions which enter into shareholder servicing agreements with the Funds. The agreements require the institutions to provide shareholder services to their Customers who from time to time own of record or beneficially Class K Shares in return for payment by a Fund at a rate not exceeding .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers. Class K Shares bear all fees paid to institutions under the Class K Plan. Payments under the Class K Plan are not tied exclusively to the shareholder expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred.

         The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to Customers showing their positions in Class K Shares; providing sub-accounting with respect to Class K Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquires from Customers concerning their investment in Class K Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

         For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                      What are My Rights as a Shareholder?

         All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

         Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.


-----------------------------------------------------------------------------
                                       DIVIDENDS, DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

                When Will I Receive Distributions From the Funds?

         As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value
Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund), the Tax-Free Funds and the Money Market Funds pay dividends monthly.

         Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

         It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, the excess will be treated by you as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

         Dividend and capital gains distributions will be paid in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           Are There Tax Implications of My Investments in the Funds?

         This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

         Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code, in which case it generally pays no
Federal income tax on the earnings or capital gains it distributes to shareholders. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Dividend's from a Fund's long-term capital gains are taxable on a capital gain (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you pay for the shares has a value higher or longer than your tax basis in the shares. If you hold the shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution.

         You will receive from each Fund in which you are a shareholder shortly after the end of each year, a statement of the amount and nature of the distributions made to you during the year.

         Dividends and certain interest income earned from foreign securities by the International Equity Fund will, and the other Funds may, be subject to foreign withholding or other taxes. Under certain circumstances the International Equity Fund may be in a position (in which case it would) "pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

------------------------------------------------------------------------------
                                             ADDITIONAL INFORMATION
------------------------------------------------------------------------------

Shareholder Communications. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                                   APPENDIX A

         The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

         "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.







PROSPECTUS

Class Y Shares

         The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund                        Munder Value Fund
Munder Balanced Fund                                   Munder Bond Fund
Munder Equity Selection Fund **                        Munder Intermediate Bond Fund
Munder Framlington Emerging Markets Fund               Munder International Bond Fund
Munder Framlington Healthcare Fund                     Munder U.S. Government Income Fund
Munder Framlington International Growth Fund           Munder Michigan Triple Tax-Free Bond Fund *
Munder Growth & Income Fund                            Munder Tax-Free Bond Fund
Munder International Equity Fund                       Munder Tax-Free Intermediate Bond Fund
Munder Micro-Cap Equity Fund                           Munder Short Term Treasury Fund
Munder Mid-Cap Growth Fund                             Munder Cash Investment Fund
Munder Multi-Season Growth Fund                        Munder Money Market Fund
Munder Real Estate Equity Investment Fund              Munder Tax-Free Money Market Fund
Munder Small-Cap Value Fund                            Munder U.S. Treasury Money Market Fund
Munder Small Company Growth Fund




*      The Michigan Triple Tax-Free Bond Fund is offered only in the State of Michigan.
**     As of the date of this prospectus, the Munder Equity Selection Fund is not available for purchase.

       Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

         This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

         Although each of the Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that each Fund can do so on a continuing basis.

         Securities offered by this Prospectus have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                     Call Toll-Free for Shareholder Services:
                                                   (800) 438-5789

               The date of this Prospectus is _________________, 1997










                                                 TABLE OF CONTENTS


Fund Highlights
What are the key facts regarding the Funds?.................................

Financial Information

Fund Choices
What Funds are offered?.....................................................
Who may want to invest in the Funds?........................................
What are the Funds' investments and investment practices?...................
What are the risks of investing in the Funds?...............................

Performance
How is the Funds' performance calculated?...................................
Where can I obtain performance data?........................................

Purchases and Exchanges of Shares
What price do I pay for shares?.............................................
When can I purchase shares?.................................................
What is the minimum required investment?....................................
How can I purchase shares?..................................................
How can I exchange shares?..................................................

Redemptions of Shares
What price do I receive for redeemed shares?................................
When can I redeem shares?...................................................
How can I redeem shares?....................................................
When will I receive redemption amounts?.....................................

Structure and Management of the Funds
How are the Funds structured?...............................................
Who manages and services the Funds?........................................
What are my rights as a shareholder?........................................

Dividends, Distributions and Taxes
When will I receive distributions from the Funds?...........................
How will distributions be made?.............................................
Are there tax implications of my investments in the Funds?..................

Additional Information......................................................







-------------------------------------------------------------------------------
                                                  FUND HIGHLIGHTS
-------------------------------------------------------------------------------

                                    What Are the Key Facts Regarding the Funds?

Q:.......What are the Funds' goals?

A: o The Accelerating Growth Fund, Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

         o The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment Fund seek to provide capital appreciation and current income.

         o The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

         o The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

         o The  International  Bond Fund  seeks to realize a  competitive  total
         return   through  a   combination   of  current   income  and   capital
         appreciation.

         o The U.S. Government Income Fund seeks to provide high current income.

         o The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.

         o The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

         o The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

     o The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

         o The Money Market Fund seeks to provide current income consistent with the preservation of capital and liquidity.

         o The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.




Q:       What are the Funds' strategies?

A: Accelerating Growth Fund, Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Growth & Income Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund (the "Equity Funds")

         o        These invest primarily in equity securities.

         Balanced Fund

         o This Fund allocates its assets  primarily among three types of assets
         - Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

     Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund (the "Bond Funds")

     o These Funds,  other than the Tax-Free Funds, the U.S.  Government  Income
Fund and the Short Term Treasury Fund, invest primarily in Fixed Income Securities.

     o The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

         Short Term Treasury Fund

     o The Short Term Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

     Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

         o The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

         o The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.





     Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund (the "Money Market Funds")

         o The Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

         Each Fund implements a different investment strategy which is described in this Prospectus.

Q:       What are the Funds' risks?

A: With respect to the Equity Funds, the Bond Funds, the Tax-Free Funds and Short Term Treasury Fund, the net asset value, which is determined on every business day, will change daily. The net asset value changes due to changes in the price of securities owned by each Equity Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies, perceptions about particular industries and, in the case of an international fund, changes in exchange rates. The value of the Bond Funds' portfolio securities typically varies inversely with changes in interest rates. Longer term bond funds are generally more sensitive to interest rate changes than shorter term bond funds. You should note that you could lose a portion of the amount you invest in a Fund.

         With respect to the Money Market Funds, the performance per share may change based on many factors, including: interest rate levels, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. It is expected that each Money Market Fund will maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuous basis.

         The International Equity Fund, Framlington International Growth Fund, Framlington Emerging Markets Fund and the International Bond Fund invest mostly in Foreign Securities. "Foreign Securities" are securities issued by foreign governments and their agencies, instrumentalities or political subdivisions, supra-national organizations and foreign corporations. Foreign Securities are generally considered to be riskier than securities issued by U.S. companies due to factors such as freezes on convertibility of currency, the rise and fall of foreign currency exchange rates, political instability and differences in accounting and reporting standards. Certain of the other Funds also may invest in Foreign Securities.

         The Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund invest primarily in small- or mid-capitalization companies and may invest in emerging growth companies. Investments in such companies are riskier than investments in larger, more established companies as a result of larger fluctuations in earnings, greater reliance on a few key customers, and other factors.

         The Real Estate Equity Investment Fund concentrates its investments in the real estate industry and the Framlington Healthcare Fund concentrates its investments in the healthcare industry. Because each of the Funds concentrates its investments in one industry, it may pose greater risks and experience larger fluctuations in net asset value than portfolios invested in a broader range of industries.

         The International Bond Fund, Michigan Triple-Tax Free Bond Fund and the Tax-Free Intermediate Bond Fund are "non-diversified" funds, meaning they can concentrate their investments in fewer issuers than a diversified fund. Because these Funds may own securities of fewer issuers, they may pose greater risks and experience larger fluctuations than funds invested in more issuers.

Q:       What are the options for investment in the Funds?

     A: Each Equity, Bond and Tax-Free Fund and the Short Term Treasury Fund offers five different investment options, or classes: Class A, B, C, K and Y. The Money Market Fund offers Class A, B, C and Y Shares and Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer Class A, K and Y Shares. Class A, B, C and K Shares are offered in other prospectuses.

Q:       How do I buy and sell shares of the Funds?

A: [Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. ("Investor Services Group" or the "Transfer Agent"), by mailing the attached application with a check to Investor Services Group.] Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 for all Funds except Real Estate Equity Investment Fund which requires an initial investment of $250,000. Other types of investors are not subject to any required minimum investment.

         Shares may be  redeemed  (sold back to the Fund)  through  your bank or
financial   institution  or,  in  some  cases,  through  the  free  checkwriting privilege.

         You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:       What shareholder privileges do the Funds offer?

A:       o        Automatic Investment Plan
         o        Automatic Withdrawal Plan
         o        Reinvestment Privilege
         o        Free Checkwriting (certain Funds only - See
                  "Redemption of Shares")

Q:       When and how are distributions made?

A:       Dividends paid at least  quarterly (if  available):  Accelerating
Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund.

         Dividends paid at least annually: Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

         Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, Short Term Treasury Fund, Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

         The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.



Q:       Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management of the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

-------------------------------------------------------------------------------
                                               FINANCIAL INFORMATION
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                         SHAREHOLDER TRANSACTION EXPENSES1
-------------------------------------------------------------------------------


         The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase                                        None
(as a % of Offering Price)

Sales Charge Imposed on Reinvested Dividends                            None

Maximum Deferred Sales Charge                                           None

Redemption Fees2                                                        None

Exchange Fees                                                           None

Notes:

1. Does not include fees which institutions may charge for services they provide to you.
2. The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

-------------------------------------------------------------------------------
                                              FUND OPERATING EXPENSES
-------------------------------------------------------------------------------

         The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are based on fees for the Funds' past fiscal year, except for the Framlington Funds and the Equity Selection, Micro-Cap Equity, Small Cap Value and International Bond Funds, in which expenses are estimated for the current fiscal year.







                                                                        Framlington                       Framlington
ANNUAL FUND                   Accelerating                  Equity        Emerging       Framlington     International
OPERATING EXPENSES               Growth       Balanced     Selection      Markets        Healthcare          Growth
         -
                                  Fund          Fund         Fund           Fund            Fund              Fund
(as a % of
average net assets)

Advisory Fees                     .75%          .65%         .75%           1.25%          1.00%             1.00%
Other Expenses +                  .20%          .32%         .25%            .29%++         .30%++            .30%++
                                  ====          ====         ====            ====           ====              ====
Total Fund                        .95%          .97%         1.00%          1.54%++        1.30%++           1.30%++
   Operating Expenses +

ANNUAL FUND                     Growth &       International       Micro-Cap            Mid-Cap          Multi-Season
OPERATING                        Income           Equity             Equity             Growth              Growth
EXPENSES                          Fund             Fund               Fund               Fund                Fund
                                  ----             ----               ----               ----                ----
(as a % of
average net assets)
-------------------

Advisory Fees                     .75%             .75%              1.00%                .74%               .75%*
Other Expenses +                  .20%             .26%               .25%++              .25%++             .25%
                                  ====             ====               ====                ====               ====
Total Fund                        .95%             1.01%             1.25%++              .99%++            1.00%*
   Operating Expenses +

ANNUAL FUND                           Real Estate            Small-Cap                Small
OPERATING                               Equity                 Value                 Company                Value
EXPENSES                            Investment Fund             Fund               Growth Fund              Fund
                                    ---------------             ----               -----------              ----
(as a % of
average net assets)
-------------------

Advisory Fees                            .74%                   .75%                  .75%                   .74%
Other Expenses +                         .11%++                 .38%++                .22%                   .28%++
                                         ====                   ====                  ====                   ====
Total Fund                               .85%++                1.13%++                .97%                  1.02%++
   Operating Expenses +

                                                                                   U.S.          Michigan
ANNUAL FUND                                                  International      Government        Triple        Tax-Free
OPERATING EXPENSES               Bond       Intermediate          Bond            Income         Tax-Free         Bond
         -
                                 Fund         Bond Fund           Fund             Fund         Bond Fund         Fund
(as a % of
average net assets)

Advisory Fees                    .50%           .50%              .50%             .50%           .50%*           .50%
Other Expenses +                 .21%           .18%              .39%++           .21%           .13%            .20%
                                 ====           ====              ====             ====           ====            ====
Total Fund                       .71%           .68%              .89%++           .71%           .63%*           .70%
   Operating Expenses +

ANNUAL FUND                     Tax-Free       Short Term        Cash        Money          Tax-Free          U.S. Treasury
OPERATING EXPENSES            Intermediate      Treasury      Investment     Market    Money Market Fund       Money Market
         -                                                                                          ----
                               Bond Fund          Fund           Fund         Fund                                 Fund
(as a % of
average net assets)

Advisory Fees                     .50%            .25%           .35%         .40%            .35%                 .35%
Other Expenses +                  .18%            .27%++         .20%         .24%            .18%                 .19%
                                  ====            ====           ====         ====            ====                 ====
Total Fund                        .68%            .52%++         .55%         .64%            .53%                 .54%
   Operating Expenses +

+      After expense reimbursements, if any.
++ Without expense reimbursements, the total fund operating expenses an investor would pay for Class Y Shares would be 5.18% for the Framlington Emerging Markets Fund, 7.08% for the Framlington Healthcare Fund, 2.56% for the Framlington International Growth Fund, 7.65% for the Micro-Cap Equity Fund, 1.21% for the Mid-Cap Growth Fund, 1.13% for the Real Estate Equity Investment Fund, 1.26% for the Small-Cap Value Fund, 1.06% for the Value Fund, .93% for the International Bond Fund and .55% for the Short Term Treasury Fund.
*      The Advisor waived advisory fees.

-------------------------------------------------------------------------------
                                                      EXAMPLE
-------------------------------------------------------------------------------

         This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Funds assuming (1) a 5% annual return and (2) redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                          1 Year         3 Years         5 Years         10 Years
                                                          ------         -------         -------         --------
Accelerating Growth Fund.........................          $10             $30             $53             $117
Balanced Fund....................................          $10             $31             $54             $119
Equity Selection Fund............................          $10             $32             N/A             N/A
Framlington Emerging Markets Fund................          $16             $49             $84             $183
Framlington Healthcare Fund......................          $13             $41             $71             $157
Framlington International Growth Fund............          $13             $41             $71             $157
Growth & Income Fund.............................          $10             $30             $53             $117
International Equity Fund........................          $10             $32             $56             $124
Micro-Cap Equity Fund............................          $13             $40             $69             $151
Mid-Cap Growth Fund..............................          $10             $32             $55             $121
Multi-Season Growth Fund.........................          $10             $32             $55             $122
Real Estate Equity Investment Fund...............          $11             $35             $61             $134
Small-Cap Value Fund.............................          $12             $36             $62             $137
Small Company Growth Fund........................          $10             $31             $54             $119
Value Fund.......................................          $10             $32             $56             $125
Bond Fund........................................           $7             $23             $40             $88
Intermediate Bond Fund...........................           $7             $22             $38             $85
International Bond Fund..........................           $9             $28             $49             $110
U.S. Government Income Fund......................           $7             $23             $40             $88
Michigan Triple Tax-Free Bond Fund...............           $6             $20             $35             $79
Tax-Free Bond Fund...............................           $7             $22             $39             $87
Tax-Free Intermediate Bond Fund..................           $7             $22             $39             $85
Short Term Treasury Fund.........................           $5             $17             $29             $65
Cash Investment Fund.............................           $6             $18             $31             $69
Money Market Fund................................           $7             $20             $36             $80
Tax-Free Money Market Fund.......................           $5             $17             $30             $66
U.S. Treasury Money Market Fund..................           $6             $17             $30             $68

 .........The  Advisor expects to waive a portion of its fees with respect to the
Index 500 Fund, Multi-Season Growth Fund and Michigan Triple Tax-Free Bond Fund and reimburse expenses with respect to the Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund and Short Term Treasury Fund during the current fiscal year. The Advisor may discontinue such waivers and/or expense reimbursements at any time in its sole discretion. Without waivers and/or expense reimbursements, an investor in Class Y Shares of the Funds would pay the following expenses on a $1,000 investment, assuming redemption after one, three, five and ten years, respectively, and assuming a hypothetical 5% annual return: $_____, $_____, $_____ and $_____ for the Framlington Emerging Markets Fund, $____, $_____, $_____ and $_____ for the Framlington Healthcare Fund, $_____, $_____, $_____ and $_____ for the Framlington International Growth Fund, $_____, $_____, $_____ and $_____ for the Index 500 Fund, $_____, $_____,
$_____ and $_____ for the  Micro-Cap  Equity Fund,  $_____,  $_____,  $_____ and
$_____ for the Mid-Cap Growth Fund, $____, $_____, $_____ and $____ for the Real Estate Equity Investment Fund, $____, $_____, $_____ and $____ for the Small Cap Value Fund, $____, $_____, $_____ and $_____ for the Value Fund, $_____, $_____,
$_____ and $_____ for the International Bond Fund and $_____, $_____, $_____ and $_____ for the Short Term Treasury Fund. Without waivers and/or expense reimbursements, the total fund operating expenses an investor would pay for Class Y Shares would be 5.18% for the Framlington Emerging Markets Fund; 7.08% for the Framlington Healthcare Fund; 2.56% for Framlington International Growth Fund; 7.65% for the Micro-Cap Equity Fund; 1.21% for the Mid-Cap Growth Fund; 1.13% for the Real Estate Equity Investment Fund; 1.26% for the Small Cap Value Fund; 1.06% for the Value Fund; .93% for the International Bond Fund and .55% for the Short Term Treasury Fund.

------------------------------------------------------------------------------
                                               FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

         The following financial highlights were audited by Ernst & Young LLP except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund and Money Market Fund, such financial highlights are derived from financial statements audited by another auditor. Class Y Shares of the Equity Selection Fund were not offered during the periods shown. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.







                                                                                   Accelerating Growth Fund
                                                                     -----------------------------------------------------
                                                                           Year               Year            Period
                                                                           Ended             Ended             Ended
                                                                          6/30/97           6/30/96         6/30/95 (a)

Net Asset Value, Beginning of Period..........................

Income from Investment Operations:
     Net investment income....................................
     Net realized and unrealized gain on investments..........

     Total from investment operations.........................

Less Distributions:
     Dividends from net investment income.....................
     Distributions from net realized gains....................

     Total distributions......................................

Net Asset Value, End of Period................................

     Total Return (b).........................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).................
     Ratio of operating expenses to average net assets........
     Ratio of net investment income to average net assets.....
     Portfolio turnover rate..................................
     Ratio of operating expenses to
         average net assets without waivers...................
     Average commission rate (g)..............................


(a)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(b)    Amount represents less than $0.01 per share.
(c)    Total  return  represents  aggregate  total  return  for the  period  indicated  and  does not  reflect  any applicable sales charges.
(d)    Annualized.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f) The Accelerating Growth Fund Class Y Shares commenced operations on December
1, 1991. (g) Average commission rate paid per share of securities  purchased and sold by the Fund.
(h)    Amount rounds to less than 0.01%.







                                              Accelerating Growth Fund
---------------------------------------------------------------------------------------------------------------------
            Year                          Year                         Year                        Period
           Ended                         Ended                         Ended                        Ended
        2/28/95 (e)                     2/28/94                       2/28/93                    2/29/92 (f)










                                                                                    Balanced Fund
                                                          ------------- ------------- ---------------- ------------- -------------
                                                              Year          Year          Period           Year         Period
                                                             Ended         Ended           Ended          Ended         Ended
                                                            6/30/97     6/30/96 (g)     6/30/95 (a)    2/28/95 (d)   2/28/94 (e)
Net Asset Value, Beginning of Period...............

Income from Investment Operations:
     Net investment income.........................
     Net realized and unrealized gain on investments

     Total from investment operations..............

Less Distributions:
     Dividends  from  net  investment  income..........  Distributions  from net realized gains.........

     Total distributions...........................

Net Asset Value, End of Period.....................

     Total Return (b)..............................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)......
     Ratio of operating expenses to average net assets
     Ratio of net investment income to
         average net assets........................
     Portfolio turnover rate.......................
     Ratio of operating expenses to
         average net assets without waivers........
     Average commission rate (f)...................


(a)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(b)    Total  return  represents  aggregate  total  return  for the  period  indicated  and  does not  reflect  any applicable sales charges.
(c)    Annualized.
(d)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(e) The Balanced Fund Class Y Shares commenced operations on April 13, 1993. (f)
Average  commission rate paid per share of securities  purchased and sold by the
Fund.  (g) Per share  numbers  have been  calculated  using the  average  shares method, which more appropriately presents
       the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(h)    The Framlington Emerging Markets Class Y Shares commenced operations on ___________________.
(i)    The Framlington Healthcare Fund Class Y Shares commenced operations on _____________________.
(j)    The Framlington International Growth Fund Class Y Shares commenced operations on ________________.








          Framlington Emerging                           Framlington                        Framlington International
              Markets Fund                             Healthcare Fund                             Growth Fund
------------------------------------------- ---------------------------------------- ------------------------------------------

                   Year                                      Year                                      Year
                  Ended                                      Ended                                     Ended
               6/30/97 (h)                                6/30/97 (i)                               6/30/97 (j)















                                                                                       Growth & Income Fund
                                                                  --------------- -------------- --------------- ------------------

                                                                       Year           Year           Period            Year
                                                                      Ended           Ended          Ended             Ended
                                                                     6/30/97       6/30/96 (h)    6/30/95 (a)     2/28/95 (d, e)
Net Asset Value, Beginning of Period........................

Income from Investment Operations:
     Net investment loss....................................
     Net realized and unrealized gain on investments........

     Total from investment operations.......................

Less Distributions:
     Dividends from net investment income...................
     Distributions from net realized gains..................

     Total distributions....................................

Net Asset Value, End of Period..............................

     Total Return (b).......................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands)...............
     Ratio of operating expenses to average net assets......
     Ratio of net investment loss to average net assets.....
     Portfolio turnover rate................................
     Ratio of operating expenses to
         average net assets without waivers.................
     Average commission rate (g)............................


(a)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(b)    Total  return  represents  aggregate  total  return  for the  period  indicated  and  does not  reflect  any applicable sales charges.
(c)    Annualized.
(d) The Growth & Income  Fund  Class Y Shares  commenced  operations  on July 5,
1994.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Amount represents less than $0.01 per share.
(g)    Average commission rate paid per share of securities purchased and sold by the Fund.
(h)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(i) The  International  Equity  Fund  Class Y  Shares  commenced  operations  on
December 1, 1991.



                                             International Equity Fund
---------------------------------------------------------------------------------------------------------------------
      Year              Year             Period             Year             Year          Year          Period
     Ended              Ended             Ended             Ended           Ended         Ended           Ended
    6/30/97          6/30/96 (h)       6/30/95 (a)     2/28/95 (e, h)      2/28/94       2/28/93       2/28/92 (i)
    -------          -----------       -----------     --------------      -------       -------       -----------














                                                                 Micro-Cap Equity Fund               Mid-Cap Growth Fund
                                                                -------------------------- -------------------- -----------------

                                                                         Period                   Year               Period
                                                                          Ended                   Ended              Ended
                                                                       6/30/97 (a)             6/30/97 (e)       6/30/96 (a, e)
Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment loss..................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions from net realized gains................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (e)


(a)    The Micro-Cap  Equity Fund Class Y Shares  commenced  operations on March 26,  1996. The Mid-Cap Growth Fund
       Class Y Shares  commenced  operations  on August  14,  1995.  The  Multi-Season  Growth  Fund Class Y Shares
       commenced operations on August 16, 1993.
(b)    Annualized.
(c)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(f)    On June 23, 1995,  the  Multi-Season  Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(g)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(h)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(i)    Amount represents less than $0.01 per share.









                                              Multi-Season Growth Fund
----------------------- --------------------- ------------------------ -------------------- -------------------------
                                                      Period
         Year                   Year                   Ended                  Year                   Period
        Ended                  Ended                  6/30/95                 Ended                  Ended
     6/30/97 (e)            6/30/96 (e)              (f, g, h)              12/31/94              12/31/93 (a)
     -----------            -----------              ---------              --------              ------------












                                                                            Real Estate Investment              Small-Cap
                                                                                  Equity Fund                  Value Fund
                                                                 -------------- -------------- ------------ -------------------
                                                                                                 Period           Period
                                                                     Year           Year          Ended           Ended
                                                                     Ended          Ended        6/30/95         6/30/97
                                                                    6/30/97      6/30/96 (f)     (a, d)           (a, f)

Net Asset Value, Beginning of Period......................

Income from Investment Operations:
     Net investment loss..................................
     Net realized and unrealized gain on investments......

     Total from investment operations.....................

Less Distributions:
     Dividends from net investment income.................
     Distributions from net realized gains................

     Total distributions..................................

Net Asset Value, End of Period............................

     Total Return (b).....................................

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, End of Period (in thousands).............
     Ratio of operating expenses to average net assets....
     Ratio of net investment loss to average net assets...
     Portfolio turnover rate..............................
     Ratio of operating expenses to
         average net assets without waivers...............
     Average commission rate (e)..........................

(a)    The Real  Estate  Equity  Investment  Fund Class Y Shares  commenced  operations  on  October  3, 1994.  The
       Small-Cap  Value Fund Class Y Shares  commenced  operations on  December 26,  1996. The Small Company Growth
       Fund Class Y Shares commenced operations on December 1, 1991.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(e)    Average commission rate paid per share of securities purchased and sold by the Fund.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(g)    Fiscal year changed to June 30.  Prior to this, the fiscal year end was the last day of February.










                                             Small Company Growth Fund
---------------------------------------------------------------------------------------------------------------------
     Year           Year           Period            Year             Year          Period             Period
    Ended           Ended           Ended            Ended           Ended           Ended             Ended
   6/30/97       6/30/96 (f)     6/30/95 (g)      2/28/95 (d)       2/28/94         2/28/93         2/29/92 (a)












                                                                                   Value Fund
                                                               -------------------------- ---------------------------
                                                                         Year                       Period
                                                                         Ended                      Ended
                                                                      6/30/97 (e)               6/30/96 (a, e)

Net Asset Value, Beginning of Period...................

Income from Investment Operations:
     Net investment income/(loss)......................
     Net realized and unrealized gain
         on investments................................

     Total from investment operations..................

Less Distributions:
     Dividends from net investment income..............
     Distributions from net realized gains.............

     Total distributions...............................

Net Asset Value, End of Period.........................

     Total Return (b)..................................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands)..........
     Ratio of operating expenses to
         average net assets............................
     Ratio of net investment income/(loss) to
         average net assets............................
     Portfolio turnover rate...........................
     Ratio of operating expenses to
         average net assets without waivers
             and expenses reimbursed...................
     Average commission rate (d).......................


(a) The Value Fund Class Y Shares commenced operations on August 18, 1995.
(b)    Total return  represents  aggregate total return for the period indicated
       and does not reflect any applicable sales charges.
(c)    Annualized.
(d)    Average commission rate paid per share of securities purchased and sold by the Fund.
(e)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.







                                                                                      Bond Fund
                                             ----------- --------- ----------------- ---------- ---------- ----------- -------------
                                                                                       Year                               Period
                                                Year       Year         Period         Ended      Year        Year        Ended
                                               Ended      Ended         Ended         2/28/95     Ended      Ended       2/29/92
                                              6/30/97    6/30/96     6/30/95 (d)      (e, f)     2/28/94    2/28/93        (a)

Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized
         gain/(loss) on investments...........

     Total from investment operations.........

Less Distributions:
     Dividends from net
         investment income....................
     Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period
         (in thousands).......................
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets
             without waivers..................

(a)    The Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    Per share numbers have been calculated using the average shares method,  which more  appropriately  presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.






                                                                             Intermediate Bond Fund
                                                  ---------- ---------- ------------- --------- ---------- --------- -------------
                                                                                        Year
                                                    Year       Year        Period      Ended      Year       Year       Period
                                                    Ended      Ended       Ended      2/28/95     Ended     Ended       Ended
                                                   6/30/97    6/30/96   6/30/95 (a)     (d)      2/28/94   2/28/93   2/29/92 (e)
Net Asset Value, Beginning of Period........

Income from Investment Operations:
     Net investment income................
     Net realized and unrealized gain/(loss)
         on investments...................

     Total from investment operations.....

Less Distributions:
     Dividends from net investment income...
     Distributions from net realized gains

     Total distributions..................

Net Asset Value, End of Period............

     Total Return (b).....................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands)
     Ratio of operating expenses to
         average net assets...............
     Ratio of net investment income to
         average net assets...............
     Portfolio turnover rate..............
     Ratio of operating expenses to
         average net assets without waivers
     Net investment income per share
         without waivers..................


(a)    The Intermediate  Bond Fund Class Y Shares commenced  operations on December
       1, 1991.
(b)    Total  return  represents  aggregate  total  return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.








                                            International Bond Fund                      U.S. Government Income Fund
                                       ---------------------------------
                                                                   ---------------- ------------- ------------- -----------------
                                                    Period                 Year         Year         Period          Period
                                                     Ended                Ended        Ended         Ended           Ended
                                                  6/30/97 (a)            6/30/97    6/30/96 (f)   6/30/95 (d)    2/28/95 (a, e)
                                                  -----------            -------    -----------   -----------    --------------
Net Asset Value, Beginning of Period....

Income from Investment Operations:
     Net investment income..............
     Net realized and unrealized
         gain/(loss) on investments.....

     Total from investment operations...

Less Distributions:
     Dividends from net
         investment income..............
     Distributions from net realized gains

     Total distributions................

Net Asset Value, End of Period..........

     Total Return (b)...................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period
         (in thousands).................
     Ratio of operating expenses to
         average net assets.............
     Ratio of net investment income to
         average net assets.............
     Portfolio turnover rate............
     Ratio of operating expenses to
         average net assets
             without waivers............

(a)    The  International  Bond  Fund  Class Y Shares  commenced  operations  on
       October  2,  1996  and the U.S.  Government  Income  Fund  Class Y Shares
       commenced operations on July 5, 1994.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.
(f)    Per share numbers have been  calculated  using the average shares method, which more appropriately presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.







                                                                     Michigan Triple Tax-Free Bond Fund
                                                    ------------- --------------- ---------------- --------------- ---------------
                                                        Year           Year           Period            Year           Period
                                                       Ended          Ended            Ended           Ended           Ended
                                                    6/30/97 (e)    6/30/96 (e)    6/30/95 (d, e)   2/28/95 (e, f)   2/28/94 (a)

Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain/(loss)
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment income.....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (b).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...

(a)    The Michigan Triple Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    Per share numbers have been calculated using the average shares method,  which more  appropriately  presents the per share data for the period since the use of the  undistributed net investment income method did not accord with the results of operations.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.






                                                                        Tax-Free Bond Fund
                                                    ------------- ---------------- --------------- ----------------
                                                        Year           Year            Period          Period
                                                       Ended           Ended           Ended            Ended
                                                    6/30/97 (e)     6/30/96 (e)    6/30/95 (d, e)  2/28/95 (a, f)
Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Net realized and unrealized gain
         on investments.......................

     Total from investment operations.........

Less Distributions:
     Dividends from net investment  income.....  Distributions from net realized gains....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (c).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Portfolio turnover rate..................
     Ratio of operating expenses to
         average net assets without waivers...
     Net investment income per share
         without waivers......................

(a) The Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)    Per share numbers have been  calculated  using the monthly average shares method,  which more  appropriately presents  the  per  share  data  for  the  period  since  the  use of the undistributed  net  investment  income  method  did not  accord  with the results of operations.
(f)    On February 1, 1995, Munder Capital Management replaced  Woodbridge Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.


                                                                                                                      Short Term
                                                                       Tax-Free Intermediate Bond Fund              Treasury Fund
                                        ----------- ------------ ----------- ----------- ----------- ----------- -----------------

                                           Year        Year        Period       Year                    Year          Period
                                          Ended        Ended       Ended       Ended        Year       Ended          Ended
                                        6/30/97       6/30/96     6/30/95     2/28/95      Ended      2/28/93        6/30/97
                                           (f)          (f)         (d)         (e)       2/28/94       (a)            (a)
                                           ---          ---         ---         ---       -------       ---            ---
Net Asset Value, Beginning of Period......

Income from Investment Operations:
     Net investment income................
     Net realized and unrealized
gain/(loss)
         on investments...................

     Total from investment operations.....

Less Distributions:
     Dividends from net investment
income
     Distributions from net realized
gains

     Total distributions..................

Net Asset Value, End of Period............

     Total Return (b).....................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in
thousands)....................................
     Ratio of operating expenses to
         average net assets...............
     Ratio of net investment income to
         average net assets...............
     Portfolio turnover rate..............
     Ratio of operating expenses to
         average net assets without
waivers

(a) The Tax-Free  Intermediate Bond Fund Class Y Shares commenced  operations on
December  17,  1992 and the Short Term  Treasury  Fund Class Y Shares  commenced operations  on January 29, 1997.  (b) Total return  represents  aggregate  total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
 (f) Per share numbers have been  calculated  using the average  shares  method, which more  appropriately  presents  the per share data for the period since the use of the  undistributed  net investment  income method did not accord with the results of operations.








                                                                                  Cash Investment Fund
                                         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

                                                                Period      Year                                       Period
                                           Year       Year       Ended      Ended      Year       Year       Year       Ended
                                           Ended      Ended    6/30/95    2/28/95      Ended      Ended      Ended     2/28/91
                                          6/30/97    6/30/96      (d)        (e)      2/28/94    2/28/93    2/29/92      (a)


Net Asset Value, Beginning of Period......

Income from Investment Operations:
      Net investment income...............

      Total from investment operations....

Less Distributions:
      Dividends from net investment
income

      Total distributions.................

Net Asset Value, End of Period............

      Total Return (b)....................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period (in
thousands)
      Ratio of operating expenses to
         average net assets...............
       Ratio of net investment income
to
         average net assets...............
       Ratio of operating expenses to
         average net assets without
waivers


(a)      The Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
         Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.








                                                                                Money Market Fund
                                                    ------------ ------------- ----------------- ---------------- ---------------
                                                       Year          Year           Period            Year            Period
                                                       Ended        Ended           Ended             Ended           Ended
                                                      6/30/97      6/30/96      6/30/95 (d, e)      12/31/94       12/31/93 (a)


Net Asset Value, Beginning of Period..........

Income from Investment Operations:
     Net investment income....................
     Total from investment operations.........

Less Distributions:
     Dividends from net investment income.....

     Total distributions......................

Net Asset Value, End of Period................

     Total Return (c).........................

Ratios to Average Net Assets
     /Supplemental Data:
     Net Assets, End of Period (in thousands).
     Ratio of operating expenses to
         average net assets...................
     Ratio of net investment income to
         average net assets...................
     Ratio of operating expenses to
         average net assets without waivers...


(a)    The Money  Market  Fund Class Y Shares  commenced  operations  on August 18,
       1993.
(b)    Total  return  represents  aggregate  total  return  for the  period indicated.
(c)    Annualized.
(d)    Fiscal year end changed to June 30.  Prior to this, the fiscal year end was December 31.
(e)    On February 1, 1995,  Munder  Capital  Management  replaced  Munder Capital  Management,  Inc. as investment advisor for the Fund as a result of the  consolidation of the investment  advisory  businesses of Woodbridge
       Capital Management, Inc. and Munder Capital Management, Inc.








                                                                                  Tax-Free Money Market Fund
                                     ----------- ---------- ----------- ---------- ----------- ---------- ---------- -------------

                                                              Period      Year
                                        Year       Year       Ended       Ended       Year       Year       Year        Period
                                       Ended       Ended    6/30/95     2/28/95      Ended       Ended      Ended       Ended
                                      6/30/97     6/30/96      (d)         (e)      2/28/94     2/28/93    2/29/92   2/28/91 (a)

Net Asset Value, Beginning of
Period

Income from Investment Operations:
      Net investment income...............

      Total from investment
operations................................

Less Distributions:
      Dividends from net
investment income.........................

      Total distributions.................

Net Asset Value, End of Period............

      Total Return (b)....................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period
         (in thousands)...................
      Ratio of operating expenses
to
         average net assets...............
       Ratio of net investment
income to
         average net assets...............
       Ratio of operating expenses
to
         average net assets
without waivers...........................
       Net investment income per
share
         without waivers..................


(a)      The Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
         Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.









                                                                                U.S. Treasury Money Market Fund
                                           ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

                                                                  Period      Year                                       Period
                                             Year       Year       Ended      Ended      Year       Year       Year       Ended
                                             Ended      Ended    6/30/95    2/28/95      Ended      Ended      Ended    2/28/91
                                            6/30/97    6/30/96      (d)        (e)      2/28/94    2/28/93    2/29/92      (a)

Net Asset Value, Beginning of Period..........

Income from Investment Operations:
      Net investment income...................

      Total from investment operations........

Less Distributions:
      Dividends from net investment
income

      Total distributions.....................

Net Asset Value, End of Period................

      Total Return (b)........................

Ratios to Average Net Assets
      /Supplemental Data:
      Net Assets, End of Period (in
thousands)....................................
      Ratio of operating expenses to
         average net assets...................
       Ratio of net investment income to
         average net assets...................
       Ratio of operating expenses to
         average net assets without
waivers
       Net investment income per share
         without waivers......................


(a)      The U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)      Total return represents aggregate total return for the period indicated.
(c)      Annualized.
(d)      Fiscal year end changed to June 30.  Prior to this, the fiscal year end was the last day of February.
(e)      On  February  1,  1995,  Munder  Capital  Management  replaced  Woodbridge  Capital  Management,  Inc.  as investment  advisor  for the Fund as a  result  of the  consolidation  of the  investment  advisory  businesses  of
         Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.








-------------------------------------------------------------------------------
                                                   FUND CHOICES
-------------------------------------------------------------------------------

                                              What Funds are Offered?

         This Prospectus offers Class Y Shares of the 27 funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

-------------------------------------------------------------------------------
                                             ACCELERATING GROWTH FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

         In choosing Equity Securities, the Advisor considers, among other factors:

          the potential for accelerated earnings growth the maintenance of a substantial competitive advantage a focused management team a stable balance sheet

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

---------------------------------------------------------------------------
                                                   BALANCED FUND
----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

          The Fund normally will invest at least 25% of its assets in Fixed Income Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

                   The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

          general market and economic conditions and trends interest rates and inflation rates fiscal and monetary developments long-term corporate earnings growth

         The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of
the Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc. ("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment
Officer-Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

------------------------------------------------------------------------------
                                               EQUITY SELECTION FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

          Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

          The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

          The Fund generally invests in issuers with market capitalizations of at least $3 billion.

          The Fund diversifies its assets by industry in approximately the same weightings as those of the S&P 500.

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                         FRAMLINGTON EMERGING MARKETS FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund seeks to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

         A company will be considered to be in an emerging market country if:

          the company is organized under the laws of, or has a principal office in, an emerging market country, the company's stock is traded primarily in an emerging market country, most of the company's assets are in an emerging market country, or most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

          PORTFOLIO MANAGEMENT. William Calvert is the Fund's portfolio manager. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic Strategist for LCF Edmond de Rothschild Securities (1993-1997), Vice President-Emerging Markets for Citibank Global Asset Management (1993) and Far East Fund Manager for Municipal Mutual Insurance (1989-1992).


-------------------------------------------------------------------------------
                                            FRAMLINGTON HEALTHCARE FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

         The Fund will invest in:

          pharmaceutical producers
          biotechnology firms
          medical device and instrument manufacturers distributors of healthcare products healthcare providers and managers other healthcare service companies

         Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

-------------------------------------------------------------------------------
                                       FRAMLINGTON INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

         The Sub-Advisor will choose companies that demonstrate:

          above-average profitability
          high quality management
          the ability to grow significantly in their countries

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

------------------------------------------------------------------------------
                                               GROWTH & INCOME FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

          Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

          The  Fund  may  also  purchase  Fixed  Income   Securities  which  are
         convertible into or exchangeable for common stock.

          The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

         The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

         The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income have more stable prices than those which pay below average dividends.

PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities and ADRs and EDRs. At least once a quarter, the Advisor creates a list of Foreign Securities and ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

         After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

          Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

          The Fund will emphasize companies with a market capitalization of at least $100 million.

PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

------------------------------------------------------------------------------
                                               MICRO-CAP EQUITY FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

          Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

                   The Advisor will choose companies that:

          present the ability to grow significantly over the next several years may benefit from changes in technology, regulations and industry sector trends are still in the developmental stage and may have limited product lines

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                                    MID-CAP GROWTH FUND
-------------------------------------------------------------------------------

GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

          superior earnings growth
          financial stability
          relative market value
          price changes compared to the Standard & Poor's Mid-Cap 400 Index

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------------------
                                             MULTI-SEASON GROWTH FUND
------------------------------------------------------------------------------

GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This objective is considered "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of market capitalizations of over $1 billion.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

          superior earnings growth
          financial stability
          relative market value
          price changes compared to the S&P 500

PORTFOLIO  MANAGEMENT.  The portfolio managers of the Fund, Leonard J. Barr
II and Lee P. Munder, have managed the Fund since its inception in February 1995. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to February 1995, he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

-------------------------------------------------------------------------------
                                        REAL ESTATE EQUITY INVESTMENT FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

         Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in real estate industry including:

          equity real estate investment trusts ("REITS") brokers, home builders and real estate developers companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies) manufacturers and distributors of building supplies mortgage REITS financial institutions which issue or service mortgages

                   In addition, the Fund may invest:

          up to 35% of its assets in companies other than real estate industry companies in Fixed Income Securities, including up to 5% of its assets in Fixed Income Securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient in REITS only if they are traded on a securities exchange or NASDAQ

PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

------------------------------------------------------------------------------
                                               SMALL-CAP VALUE FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

          Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

                   The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

          a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

------------------------------------------------------------------------------
                                             SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

          Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

         The  Advisor  considers  these  factors,   among  others,  in  choosing
companies:

          above-average growth prospects
          participation in a fast-growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994 - 1995) and an investment officer for Manufacturers National Bank Trust (1989 - 1994).

-------------------------------------------------------------------------------
                                                    VALUE FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

          The Fund will invest at least 65% of its assets in Equity Securities.

         The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

          a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

----------------------------------------------------------------------------
                                                     BOND FUND
----------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

          Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

          The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

---------------------------------------------------------------------------
                                              INTERNATIONAL BOND FUND
---------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in:

          foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions debt securities issued or guaranteed by supra-national organizations, such as the World Bank debt securities of banks or bank holding companies corporate debt securities other debt securities, including those convertible into foreign stock.

PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

-------------------------------------------------------------------------------
                                              INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

          Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities. The Fund's dollar-weighted average maturity will generally be between three and eight years.

PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

------------------------------------------------------------------------------
                                            U.S. GOVERNMENT INCOME FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

          Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government obligations.
          The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

-------------------------------------------------------------------------------
                                        MICHIGAN TRIPLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

          Except during temporary defensive periods, at least 65% of the Fund's net assets are invested in Michigan Municipal Obligations.
          The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and 30 years.
          The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

-------------------------------------------------------------------------------
                                                TAX-FREE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

          Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
          Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.
          The Fund invests primarily in intermediate-term and long-term Municipal Obligations which have remaining maturities of between three and 30 years.
          The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

-------------------------------------------------------------------------------
                                          TAX-FREE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

          Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
          Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
          The Fund invests in Michigan Municipal Obligations from time to time. The Fund generally buys obligations with remaining maturities of ten years or less. The Fund's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

------------------------------------------------------------------------------
                                             SHORT TERM TREASURY FUND
------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

         The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

------------------------------------------------------------------------------
                                               CASH INVESTMENT FUND
------------------------------------------------------------------------------

          The Fund's primary goal is as high a level of current  interest income as is consistent with maintaining liquidity and stability of principal.
          The Fund invests in a broad range of short-term, high quality, U.S.
          dollar-denominated instruments.

------------------------------------------------------------------------------
                                          U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------

          The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
          The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

------------------------------------------------------------------------------
                                            TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------

          The Fund's goal is to provide shareholders with as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.
          The Fund invests substantially all of its assets in short-term, U.S. dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.
          Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

-----------------------------------------------------------------------------
                                                 MONEY MARKET FUND
-----------------------------------------------------------------------------

          The Fund's goal is to provide current income consistent with the preservation of capital and liquidity. The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

                                       Who May Want To Invest in the Funds?

Equity Funds

         These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

Bond Funds and Tax-Free Bond Funds

         These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

Short Term Treasury Fund and Money Market Funds

         These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Funds, stability of principal.

                   What are the Funds' Investments and Investment Practices?

         Each Equity Fund invests primarily in Equity Securities, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income
Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Funds. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

         Each Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

         All Funds may enter into Repurchase Agreements. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

         The Equity Funds may purchase American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

         The Funds other than the U.S. Treasury Money Market Fund may buy shares of registered Money Market Funds. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

         All Funds may purchase Fixed Income Securities. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. Government
Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

         Each Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

         All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

         The Tax-Free Funds will acquire long-term instruments only which are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. Such Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

         The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

         Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

         Each Money Market Fund will invest primarily in Eligible Securities (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

Investment Charts

         These charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.


------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------


                                  EQUITY FUNDS
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
                                                                                        Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth        Balanced       Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Foreign Securities.  Includes
 securities issued by non-U.S.
 companies.  Present more risks than            25%            25%            25%            Y              Y              Y
 U.S. securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Lower-Rated Debt Securities.  Fixed
 income securities which are rated
 below investment grade by Standard &            Y              Y              Y             Y              Y              Y
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency.  Considered riskier than
 investment grade securities.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Investment-Grade Asset Backed
 Securities.  Includes debt                      N              Y              N             N              N              N
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Stripped Securities.  Includes
 participations in trusts that hold
 U.S. Treasury and agency securities             N              Y              N             N              N              N
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Forward Foreign Currency Exchange
 Contracts.  Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price.                Y              Y              Y             Y              Y              Y
 May decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 When-Issued and Delayed Delivery
 Securities.  Securities purchased at
 a set price, with delivery and                  Y              Y              Y             Y              Y              Y
 payment in the future.  The value of
 securities may change between the
 time the price is set and payment.
 Not to be used for speculation.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Futures and Options on Futures.1
 Contracts in which a Fund has the
 right or the obligation to make                 Y              Y              Y             Y              Y              Y
 delivery of or receive securities,
 the cash value of an index or
 foreign currency.  Used for hedging
 purposes or to maintain liquidity.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                                     Real Estate
                                                                        Equity
   Growth       Inter-       Micro-        Mid-         Multi-       Invest-ment  Small-       Small
   &            national     Cap           Cap          Season                    Cap          Company
   Income       Equity       Equity        Growth       Growth                    Value        Growth       Value
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


       25%           Y           25%           25%          25%           N           25%          25%          25%


   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


       20%           Y            Y             Y            Y            Y            Y            Y            Y





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        N            N            N             N            N            N            N            N            N


   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        N            N            N             N            N            N            N            N            N



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------



        Y            Y            Y             Y            Y            N            Y            Y            Y




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            Y            Y            Y            Y            Y





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            Y            Y            Y            Y            Y




   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------




                            EQUITY FUNDS (continued)
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
                                                                                        Framling-                    Framlington
                                            Acceler-                                    ton           Framling-      Inter-national
 Investments and                            ating                        Equity         Emerging      ton            Growth
 Investment Practices                       Growth        Balanced       Selection      Markets       Healthcare
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Options.  A Fund may buy options
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)               Y              Y              Y             Y              Y              Y
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require  the Fund to sell  securities  to the buyer during  a set  time at a set  price.  Options  may  relate  to  stock  indices, individual securities, foreign currencies or futures contracts. See the SAI for more details and additional limitations.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Reverse Repurchase Agreements.  A
 Fund sells securities and agrees to
 buy them back later at an agreed                Y              Y              Y             Y              Y              Y
 upon time and price.  A method to
 borrow money for temporary purposes.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Illiquid Securities.  Typically
 there is no ready market for these             15%            15%            15%           15%            15%            15%
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------
 Lending Securities.  May lend
 securities to financial institutions
 which pay for the use of the
 securities.  May increase return.              25%            25%            25%           25%            25%            25%
 Slight risk of borrower failing
 financially.
 ------------------------------------------ ------------- -------------- -------------- ------------- -------------- ---------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
1   The limitation on margins and premiums for futures is 5% of a Fund's assets





   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
                                                                     Real Estate
                                                                        Equity
   Growth       Inter-       Micro-        Mid-         Multi-       Invest-ment  Small-       Small
   &            national     Cap           Cap          Season                    Cap          Company
   Income       Equity       Equity        Growth       Growth                    Value        Growth       Value
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------






        Y            Y            Y             Y            Y            Y            Y            Y            Y










   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------


        Y            Y            Y             Y            N            Y            Y            Y            Y



   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------

                                             15%/5%       15%/5%       15%/10%                                 15%/5%
       15%          15%          15%        excluding    excluding    excluding       15%          15%       excluding
                                            Rule 144A    Rule 144A    Rule 144A                              Rule 144A


   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------
   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------



       25%          25%          25%           25%          25%          25%          25%          25%          25%


   ------------ ------------ ------------- ------------ ------------ ------------ ------------ ------------ -------------




----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                   BOND FUNDS
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------

 Investments and                                      Bond           Intermediate        International         U.S. Government
 Investment Practices                                 Fund           Bond Fund           Bond Fund             Income Fund
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Foreign Securities.  Securities issued by
 foreign governments and their agencies,
 instrumentalities or political subdivisions,
 supranational organizations, and foreign
 corporations.                                             25%              25%                   Y                      25%
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Preferred Stock.  May be convertible to common
 stock. Preferred stock ranks senior to common
 stock in capital structure and payment of
 dividends.                                                 Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Asset-Backed Securities.  Includes debt
 securities backed by mortgages, installment
 sales contracts and credit card receivables.               Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Interest Rate and Currency Swaps. Agreement to
 exchange payments calculated on the basis of
 relative interest or currency rates.
 Derivative instruments used solely for hedging.           Y1                Y1                   Y1                      Y1
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Interest Rate Caps and Floors. Entitle
 purchaser to receive payments of interest to
 the extent that a specified reference rate                 N                N                    Y                       N
 exceeds or falls below a predetermined level.
 ---------------------------------------------------- -------------- ------------------- --------------------- ------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- ------------------
 Stripped Securities.  Includes participations
 in trusts that hold U.S. Treasury and agency
 securities which represent either the interest
 or principal payments on the securities or                 Y                Y                    Y                       Y
 combinations of both.
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- --------------------
 Reverse Repurchase Agreements.  A Fund sells
 securities and agrees to buy them back later
 at an agreed upon time and price.  A method to
 borrow money for temporary purposes.                       Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------




                             BOND FUNDS (continued)
 ---------------------------------------------------- --------------- ------------------ --------------------- -------------------

 Investments and                                      Bond            Intermediate       International         U.S. Government
 Investment Practices                                 Fund            Bond Fund          Bond Fund             Income Fund
 ---------------------------------------------------- --------------- ------------------ --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Forward Foreign Currency Exchange Contracts.
 Obligations of a Fund to purchase or sell a
 specific currency at a future date at a set
 price. May decrease a Fund's loss due to a
 change in currency value, but also limits
 gains from currency changes.                               Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 U.S. Bank Obligations.  U.S. dollar
 denominated bank obligations, including
 certificates of deposit, bankers' acceptances,
 bank notes, time deposits issued by U.S. banks
 or savings institutions having total assets in
 excess of $1 billion.                                      Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Supranational Organization Obligation. Fixed
 income securities issued or guaranteed by
 supranational organizations such as the World              N                N                    Y                       N
 Bank.
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Guaranteed Investment Contracts. Agreements of
 a Fund to make payments to an insurance
 company's general account in exchange for a
 minimum level of interest based on an index.
                                                            Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 When-Issued Purchases and Forward
 Commitments.  Agreement by a Fund to purchase
 securities at a set price, with payment and
 delivery in the future. The value of the
 securities may change between the time the
 price is set and payment. Not to be used for
 speculation.                                               Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- ------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- ------------------
 Illiquid Securities. Typically there is no
 ready market for these securities, which
 limits the ability to sell them for full                 15%2              15%2                 15%2                    15%2
 market value, or they are restricted as to
 resale.
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Futures and Options on Futures.3 Contracts in which a Fund has the right or the obligation  to make delivery of, or receive,  securities,  the cash value of an index or foreign currency. Used for hedging purposes
 or to maintain liquidity.                                  Y                Y                    Y                       Y
 ---------------------------------------------------- -------------- ------------------- --------------------- ------------------



                             BOND FUNDS (continued)
 ---------------------------------------------------- --------------- ------------------ --------------------- -------------------

 Investments and                                      Bond            Intermediate       International         U.S. Government
 Investment Practices                                 Fund            Bond Fund          Bond Fund             Income Fund
 ---------------------------------------------------- --------------- ------------------ --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Options. A Fund may buy options giving it the right to require a buyer to buy a security  held by the Fund (put  options),  buy options  giving it the right to require a seller to sell  securities to the Fund (call  options),  sell (write)
 options giving a buyer the right to require the Fund to buy securities from the buyer or write  options  giving a buyer the right to  require  the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices,
 individual securities or foreign currencies.               Y                Y                    Y                       Y
 See the SAI for more details and additional
 limitations.
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------
 Lending Securities.  May lend securities to
 financial institutions which pay for the use
 of securities. May increase return. Slight
 risk of borrower failing financially.                   33 1/3           33 1/3%                25%                   33 1/3%
 ---------------------------------------------------- -------------- ------------------- --------------------- -------------------

Key:
Y = Investment allowed without restriction
N = Investment not allowed
1   Interest rate swaps only
2   Based on net assets
3   The limitation on margins and premiums for futures is 5% of a Fund's assets





                   TAX-FREE FUNDS AND SHORT TERM TREASURY FUND
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
                                                               Short Term    Michigan                          Tax-Free
                                                               Treasury      Triple            Tax-Free        Intermediate
       Investments and                                         Fund          Tax-Free          Bond            Bond
       Investment Practices                                                  Bond Fund         Fund            Fund
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Municipal Obligations.  Payable from the issuer's
       general revenue, the revenue of a specific project,          N               Y                Y                 Y
       current revenues or a reserve fund.
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Michigan Municipal Obligations.  Municipal
       Obligations issued by the State of Michigan and its          N               Y                Y                 Y
       political subdivisions.
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Foreign Securities. Securities issued by foreign
       governments and their agencies, instrumentalities or
       political subdivisions, supranational organizations,
       and foreign corporations.                                    N              25%              25%               25%
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Short-Term Money Market Instruments.  High quality short-term instruments including,  among other things,  commercial paper,  bankers'  acceptances certificates of deposit and short-term corporate obligations.
                                                                    Y               Y                Y                 Y
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Guaranteed Investment Contracts.  Agreements of a
       Fund to make payments to an insurance company's
       general account in exchange for a minimum level of
       interest based on an index.                                  N               Y                Y                 Y
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       When-Issued Purchases and Forward Commitments.
       Agreement by a Fund to purchase securities at a set
       price, with payment and delivery in the future.  The
       value of the securities may change between the time
       the price is set and payment.  May not be used for           N               Y                Y                 Y
       speculation.
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Illiquid Securities.  Typically there is no ready
       market for these securities, which limits the ability
       to sell them for full market value, or they are             15%1            15%1             15%1              15%1
       restricted as to resale.
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       Lending Securities.  May lend securities to financial
       institutions which pay for the use of securities.
       May increase return.  Slight risk of borrower failing       25%             25%              25%               25%
       financially.
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------
       U.S. Treasury Securities.  Includes U.S. Treasury
       bills, notes and bonds.                                      Y               Y                Y                 Y
       ------------------------------------------------------- ------------- ----------------- --------------- ------------------

     Key:
     Y =   Investment allowed without restriction
     N =   Investment not allowed
     1     Based on net assets




                               MONEY MARKET FUNDS
                -------------------------------------- --------------- -------------- ------------------ ----------------------

                Investments and                        Cash            Money          Tax-Free           U.S. Treasury
                Investment Practices                   Investment      Market         Money              Money
                --------------------------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Corporate Obligations:
                     o   Commercial paper (including         Y               Y                N                    N
                         paper of Canadian cos.,
                         Canadian branches of U.S.
                         cos., and Europaper)
                     o   Corporate bonds                     Y               Y                N                    N
                     o   Other short-term obligations        Y               Y                N                    N
                     o   Variable Master Demand Notes        Y               Y                N                    N
                     o   Bond Debentures                     Y               Y                N                    N
                     o   Notes                               Y               Y                N                    N

                                                             Y               Y                N                    N
                                                             Y               Y                N                    N
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Asset-backed Securities.  Includes           Y               Y                N                    N
                debt securities backed by mortgages,
                installment sales contracts and
                credit card receivables.
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                U.S. Government Obligations:
                     o   Issued or guaranteed by             Y               Y                N                    Y
                         U.S. Government
                     o   Issued or guaranteed by             Y               Y                N                    N
                         U.S. Government agencies
                         and instrumentalities
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                                                       --------------- -------------- ------------------ ----------------------
                Bank Obligations. U.S. dollar-               Y               Y                N                    N
                denominated only; includes CDs,
                bankers' acceptances, bank notes,
                deposit notes and interest-bearing
                savings and time deposits, issued by
                U.S. or foreign banks or savings
                institutions with total assets
                greater than $1 billion.
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Foreign Banks and Foreign Branches          25%             25%               N                    N
                of Domestic Banks.  Includes ECDs,
                ETDs, CTDs, Schedule Bs, Yankee CDs and Yankee BAs.
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Stripped Securities:
                     o   Participation in trusts             Y               Y                Y                    N
                         that hold U.S. treasury and
                         agency securities
                     o   U.S. Treasury-issued                Y               Y                Y                   35%
                         receipts
                     o   Non-U.S. Treasury receipts          Y               Y                Y                    N
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Municipal Revenue Obligations.
                Obligations the interest on which is         N               N        May be more than             N
                paid solely from the revenues of                                             25%
                similar projects.
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                -------------------------------------- --------------- -------------- ------------------ ----------------------
                Municipal Obligations.  Payable from         5%             5%         25% in any one              N
                the issuer's general revenue, the                                           state
                revenue of a specific project,
                current revenues or a reserve fund.
                -------------------------------------- --------------- -------------- ------------------ ----------------------




                         MONEY MARKET FUNDS (continued)
                --------------------------------------- -------------- --------------- -------------- -------------------------

                Investments and                         Cash           Money           Tax-Free       U.S. Treasury
                Investment Practices                    Investment     Market          Money          Money
                ---------------------------------------
                --------------------------------------- -------------- --------------- -------------- -------------------------
                Reverse Repurchase Agreements.  A            Y*              Y               N                   Y*
                Fund sells securities and agrees to
                buy them back later at an agreed upon
                time and price.  A method to borrow
                money for temporary purposes.
                --------------------------------------- -------------- --------------- -------------- -------------------------
                Guaranteed Investment Contracts.              Y              Y               N                   N
                Agreements of a Fund to make payments
                to an insurance company's general
                account in exchange for a minimum
                level of interest based on an index.
                --------------------------------------- -------------- --------------- -------------- -------------------------
                When-Issued Purchases and Forward       Not expected    Not expected   Not expected             Not
                Commitments.  Agreement by a Fund to    to exceed 25%  to exceed 25%   to exceed 25%         expected to
                purchase securities at a set price,                                                          exceed 25%
                with payment and delivery in the
                future.  The value of the securities
                may change between the time the price
                is set and payment.  Not to be used
                for speculation.
                --------------------------------------- -------------- --------------- -------------- -------------------------
                Foreign Securities.  Debt obligations        25%            25%              N                   N
                issued by foreign governments, and
                their agencies, instrumentalities or
                political subdivisions, supranational
                organizations, and foreign
                corporations or convertible into
                foreign stock.
                --------------------------------------- -------------- --------------- -------------- -------------------------
                Illiquid Securities.  Typically there        10%            10%             10%                 10%
                is no ready market for these
                securities, which limits the ability
                to  sell  them  for  full  market  value,  or  there  are  legal restrictions on their resale by a Fund.
                --------------------------------------- -------------- --------------- -------------- -------------------------

         Key:
         Y=   investment allowed without restriction
         N=   investment not allowed
         * =  deemed borrowing; subject to the borrowing limitations



                  What are the Risks of Investing in the Funds?

All Funds

         Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

         A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

         The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Equity Funds

         Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Bond Funds, Tax-Free Funds and Short Term Treasury Fund

         The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversities does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

     Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

         Although the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

         Although the Tax-Free Money Market Fund may invest more than 25% of its nets assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

         The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

         Investing in any these Funds, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

Real Estate Equity Investment Fund

         The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Framlington Healthcare Fund

         The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

         These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

------------------------------------------------------------------------------
                                                   PERFORMANCE
------------------------------------------------------------------------------

                    How is the Funds' Performance Calculated?

         There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

         One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

         Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

         Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

         The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Money Market Fund may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class.
This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

         You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

         Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

         The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

-------------------------------------------------------------------------------
                                        PURCHASES AND EXCHANGES OF SHARES
-------------------------------------------------------------------------------

         The following persons may purchase Class Y Shares:

                  o   Fiduciary and discretionary accounts of institutions
                  o institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)
                  o Directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor o the Advisor's investment advisory clients o family members of employees of the Advisor

         Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Class K Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                         What Price Do I Pay For Shares?

         Class Y Shares are sold at the net asset value next determined by the Funds without any initial sales charge. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

         Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares of a Fund. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                           When Can I Purchase Shares?

         Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

         The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Real Estate Equity Investment Fund is $250,000 and $500,000 for Class Y Shares of all other Funds. Other types of investors are not subject to any minimum required investment.

                           How Can I Purchase Shares?

         You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

o Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

o By Mail. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) to: The Munder Funds, c/o Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

o By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to Investor Services Group at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                             Boston Safe Deposit and Trust Company
                             Boston,   MA  ABA#   011001234  DDA#
                             16-798-3 Account No.:

         You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

o Automatic Investment Plan ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

         You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time. You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

         See the SAI for further information regarding purchases of the Funds' shares.

                           How Can I Exchange Shares?

         You may exchange Class Y Shares of the Funds for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values.

         You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. You must pay any difference in sales charge at the time of exchange. Please note that a share exchange may be a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at
(800) 438-5789. Brokers may charge a fee for handling exchanges.

         We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

-------------------------------------------------------------------------------
                                              REDEMPTIONS OF SHARES
-------------------------------------------------------------------------------

                  What Price Do I Receive for Redeemed Shares?

         The                                             redemption price is the
                                                         net  asset  value  next
                                                         determined   after   we
                                                         receive the  redemption
                                                         request    in    proper
                                                         order.   When   Can   I
                                                         Redeem Shares?

         You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                            How Can I Redeem Shares?

         Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

o Free Checkwriting. Free checkwriting is available to holders of Class Y Shares of the Bond Funds (other than International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                     When Will I Receive Redemption Amounts?

         If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

-------------------------------------------------------------------------------
                                      STRUCTURE AND MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

                          How are the Funds Structured?

         The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                       Who Manages and Services the Funds?

Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         The Advisor provides overall investment management for each Fund (other than the Framlington Funds), provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

         The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the
sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers and/or expense reimbursements, if any) as follows:

Accelerating Growth Fund                                    0.75%
Balanced Fund                                               0.65%
Framlington Emerging Markets Fund                           1.25%
Framlington Healthcare Fund                                 1.00%
Framlington International Growth Fund                       1.00%
Growth & Income Fund                                        0.75%
International Equity Fund                                   0.75%
Micro-Cap Equity Fund                                       1.00%
Mid-Cap Growth Fund                                         0.74%
Multi-Season Growth Fund                                    0.75%
Real Estate Equity Investment Fund                          0.74%
Small-Cap Value Fund                                        0.75%
Small Company Growth Fund                                   0.75%
Value Fund                                                  0.74%
Bond Fund                                                   0.50%
Intermediate Bond Fund                                      0.50%
International Bond Fund                                     0.50%
U.S. Government Income Fund                                 0.50%
Michigan Triple Tax-Free Fund                               0.50%
Tax-Free Bond Fund                                          0.50%
Tax-Free Intermediate Bond Fund                             0.50%
Short Term Treasury Fund                                    0.50%
Money Market Fund                                           0.40%
Cash Investment Fund                                        0.35%
Tax-Free Money Market Fund                                  0.35%
U.S. Treasury Money Market Fund                             0.35%

The Equity Selection Fund had not commenced operations as of the date of this Prospectus.

         The Advisor waived advisory fees during the past fiscal year for the Multi-Season Growth Fund. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

         The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

         The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

         The table for each Fund

o includes the performance of the common or collective trust fund and the performance of the corresponding Fund blended together o assumes that net invest income and dividends have been reinvested o assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays o does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions as the corresponding Fund
o    indicates past performance only and does not predict future results

                    [Numbers to be updated to June 30, 1997]

                               Munder Accelerating
                     Period Ended                                 Growth Fund
                   December 31, 1996                              (Class Y)*                     S&P 500**
                   -----------------                              ---------                      -------
1 Year                                                              13.07%                         22.96%
3 Years                                                              9.40%                         19.67%
5 Years  ..............................................             11.06%                         15.22%
Inception on January 1, 1990                                        12.34%                         14.40%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       S&P 500 performance  shows total return in U.S.  dollars but does not reflect the deduction of fees,  expenses and taxes.
Source:  Lipper Analytical Services, Inc.

                              Munder Small Company
                     Period Ended                                 Growth Fund                    Russell 2000
                   December 31, 1996                               (Class Y)*                      Index**
                   -----------------                               ---------                       -----
1 Year                                                               37.17%                         16.49%
3 Years                                                              20.24%                         13.68%
5 Years  ..............................................              18.30%                         15.64%
                            10 Years.................................16.95%........                 12.41%
Inception on December 31, 1982.........................              15.29%                         12.71%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       Russell  2000 Index  performance  shows total  return in U.S.  dollars but does not reflect the  deduction  of fees, expenses and taxes.
Source:  Lipper Analytical Services, Inc.

                              Munder International
                     Period Ended                                 Equity Fund                  FT/S&P Actuaries
                   December 31, 1996                               (Class Y)*               World Index ex. U.S.**
1 Year                                                              10.41%                         6.48%
3 Years                                                              4.89%                         8.42%
5 Years  ..............................................              9.14%                         7.93%
Inception on September 30, 1990........................             10.37%                        10.31%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       FT/S&P Actuaries World Index ex. U.S.  performance  shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source:  Ibbotson Associates, Inc.



                                     Munder
                     Period Ended                                Index 500 Fund                    S&P 500
                   December 31, 1996                               (Class Y)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               22.47%                         22.96%
3 Years                                                              19.34%                         19.67%
5 Years  ..............................................              14.87%                         15.22%
Inception on January 27, 1988                                        15.51%                         16.08%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       S&P 500 Index  performance  shows total return in U.S.  dollars but does not reflect the  deduction  of fees,  expenses and taxes.
Source:  Lipper Analytical Services, Inc.

                                                                     Munder                    Lehman Brothers
                     Period Ended                                  Bond Fund                   Gov't/Corp. Bond
                   December 31, 1996                               (Class Y)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               2.72%                          2.90%
3 Years                                                              5.10%                          5.79%
5 Years  ..............................................              5.48%                          7.18%
10 Years                                                             7.28%                          8.38%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       Lehman  Brothers  Government/Corporate  Bond Index  performance  shows  total  return in U.S.  dollars  but does not reflect  the deduction of fees, expenses and taxes.
Source:  Lipper Analytical Services, Inc.

                                     Munder
                                                                U.S. Government                Lehman Brothers
                     Period Ended                                 Income Fund                  Gov't/Corp. Bond
                   December 31, 1996                               (Class Y)*                      Index**
                   -----------------                               ----------                      -----
1 Year                                                               3.13%                          2.90%
3 Years                                                              4.43%                          5.79%
5 Years  ..............................................              6.32%                          7.18%
10 Years                                                             7.48%                          7.76%
--------------------------

*        Converted from collective trust fund to mutual fund on July 5, 1994.
**       Lehman  Brothers  Government/Corporate  Bond Index  performance  shows  total  return in U.S.  dollars  but does not reflect  the deduction of fees, expenses and taxes.
Source:  Lipper Analytical Services, Inc.



                                                                     Munder                    Lehman Brothers
                                                                  Intermediate                   Intermediate
                     Period Ended                                  Bond Fund                     Gov't/Corp.
                   December 31, 1996                               (Class Y)*                    Bond Index**
                   -----------------                               ----------                    ----------
1 Year                                                               3.13%                           4.05%
3 Years                                                              4.49%                           5.58%
5 Years  ..............................................              5.65%                           6.53%
10 Years                                                             7.04%                           7.91%
Inception on March 31, 1982............................              9.22%                          10.47%
--------------------------

*        Converted from collective trust fund to mutual fund on December 1, 1991.
**       Lehman Brothers Intermediate  Government/Corporate  Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
 Source:  Lipper Analytical Services, Inc.

                                     Munder
                                                                    Tax-Free                        Lehman
                     Period Ended                                  Bond Fund                     15-Year Muni
                   December 31, 1996                               (Class Y)*                    Bond Index**
                   -----------------                               ----------                    ----------
1 Year                                                               2.38%                          4.65%
3 Years                                                              4.24%                          5.44%
5 Years  ..............................................              6.67%                          8.05%
10 Years                                                             6.57%                           N/A%
--------------------------

*        Converted from common trust fund to mutual fund on July 21, 1994.
**       Lehman 15-Year  Municipal Bond Index  performance  shows total return in U.S.  dollars but does not reflect the deduction of fees, expenses and taxes.
Source:  Lipper Analytical Services, Inc.

Indices

         The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

         The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

     The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

         The Lehman Brothers Government/Corporate Bond Index is weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

         The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

         The Lehman Brothers 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

Performance of Framlington Funds Managed by the Sub-Advisor

         The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices." In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

         The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

                  [Numbers to be updated to December 31, 1996.]

         You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                                                     U.K.                      S&P Healthcare
                     Period Ended                                   Health                    Composite Index
                  September 30, 1996                               Portfolio                   Capital Change
                                                                   ---------                   --------------
1 Year                                                              33.68%                         28.53%
3 Years                                                             112.54%                       110.78%
5 Years  ..............................................             134.42%                        65.00%
Inception on April 30, 1987                                         404.63%                       225.90%

     Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective U.K. tax. Source: Micropal.

     S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

                                                                                                    MSCI
                                                                   Canadian                       Emerging
                                                                   Emerging                       Markets
                     Period Ended                                   Markets                        Total
                  September 30, 1996                                Account                        Return
                                                                    -------                        ------
1 Year                                                               4.23%                         4.84%
Inception on November 1, 1994      ....................              0.65%                        -12.15%

     MSCI Emerging Markets Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

         The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

     The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

         The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

Transfer Agent. First Data Investor Services Group, Inc. is the Funds' transfer agent. Investor Services Group is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rate of:
----------------.

         State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

Custodian. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

Distributor. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

         For  an  additional  description  of  the  services  performed  by  the
Administrator,   Transfer  Agent,  the  Custodian,  the  Sub-Custodian  and  the
Distributor, see the SAI.

                      What are My Rights as a Shareholder?

         All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

         Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

-------------------------------------------------------------------------------
                                       DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

                When Will I Receive Distributions From the Funds?

         As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value
Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund) and the Cash Investment Fund, Money Market Fund, U.S. Treasury Money Market Fund and Tax-Free Money Market Fund pay dividends monthly.

         Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

         It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, the excess will be treated by you as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

         Dividend and capital gains distributions will be paid in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           Are There Tax Implications of My Investments in the Funds?

         This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

         Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code, in which case it generally pays no
Federal income tax on the earnings or capital gains it distributes to shareholders. Dividends of investment company income by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Dividend's from a Fund's long-term capital gains are taxable on a capital gain (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you pay for the shares has a value higher or longer than your tax basis in the shares. If you hold the shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution.

         You will receive from each Fund in which you are a shareholder shortly after the end of each year, a statement of the amount and nature of the distributions made to you during the year.

         Dividends and certain interest income earned from foreign securities by the International Equity Fund will, and the other Funds may, be subject to foreign withholding or other taxes. Under certain circumstances the International Equity Fund may be in a position (in which case it would) "pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

------------------------------------------------------------------------------
                                             ADDITIONAL INFORMATION
------------------------------------------------------------------------------

Shareholder Communications. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.




Munder Accelerating Growth Fund                               Munder Small Company Growth Fund
Munder Balanced Fund                                          Munder Value Fund
Munder Equity Selection Fund*                                 Munder Bond Fund
Munder Framlington Emerging Markets Fund                      Munder Intermediate Bond Fund
Munder Framlington International Growth Fund                  Munder International Bond Fund
Munder Framlington Healthcare Fund                            Munder Short Term Treasury Fund
Munder Index 500 Fund                                         Munder U.S. Government Income Fund
Munder Growth & Income Fund                                   Munder Michigan Triple Tax-Free Bond Fund
Munder International Equity Fund                              Munder Tax-Free Bond Fund
Munder Micro-Cap Equity Fund                                  Munder Tax-Free Intermediate Bond Fund
Munder Mid-Cap Growth Fund                                    Munder Cash Investment Fund
Munder Multi-Season Growth Fund                               Munder Money Market Fund
Munder Real Estate Equity Investment Fund                     Munder Tax-Free Money Market Fund
Munder Small-Cap Value Fund                                   Munder U.S. Treasury Money Market Fund


                                             (collectively, the "Funds")

                                         STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fourteen investment portfolios, ten of which are offered in this Statement of Additional Information; The Munder Funds Trust (the "Trust") currently offers a selection of fifteen investment portfolios, each of which are described in this Statement of Additional Information; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of three investment portfolios, each of which is described in this Statement of Additional Information. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Trust's, Framlington's and the Company's Prospectuses dated __________1997. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated _______________1997.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

------------------------
* As of the date of this Statement of Additional Information, the Munder Equity Selection Fund is not currently available for purchase.

                                                  TABLE OF CONTENTS

                                                                         Page

General...................................................................
Fund Investments..........................................................
Risk Factors and Special Considerations -- Index 500 Fund.................
Risk Factors and Special Considerations -- Michigan Bond Fund and
      Tax-Free Intermediate Bond Fund.....................................
Investment Limitations....................................................
Trustees, Directors and Officers..........................................
Investment Advisory and Other Service Arrangements........................
Portfolio Transactions....................................................
Additional Purchase and Redemption Information............................
Net Asset Value...........................................................
Performance Information...................................................
Taxes.....................................................................
Additional Information Concerning Shares..................................
Miscellaneous.............................................................
Registration Statement....................................................
Financial Statements......................................................
Appendix A................................................................
Appendix B................................................................





No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.





                                                       GENERAL

The following Funds are described in this Statement of Additional Information:

The Munder Funds Trust

Munder Accelerating Growth Fund ("Accelerating Growth Fund") Munder Balanced Fund ("Balanced Fund") Munder Growth & Income Fund ("Growth & Income Fund") Munder Index 500 Fund ("Index 500 Fund") Munder International Equity Fund ("International Equity Fund") Munder Small Company Growth Fund ("Small Company Growth Fund") Munder Bond Fund ("Bond Fund") Munder Intermediate Bond Fund ("Intermediate Bond Fund") Munder U.S. Government Income Fund ("U.S. Income Fund") Munder Michigan Triple Tax-Free Bond Fund ("Michigan Bond Fund") Munder Tax-Free Bond Fund ("Tax-Free Bond Fund") Munder Tax-Free Intermediate Bond Fund ("Tax-Free Intermediate Bond Fund") Munder Cash Investment Fund ("Cash
Investment Fund") Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund") Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.

Munder Equity Selection Fund ("Equity Selection Fund") Munder Micro-Cap Equity Fund ("Micro-Cap Fund") Munder Mid-Cap Growth Fund ("Mid-Cap Fund") Munder Multi-Season Growth Fund ("Multi-Season Fund") Munder Real Estate Equity Investment Fund ("Real Estate Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund") Munder Value Fund ("Value Fund") Munder International Bond Fund ("International Bond Fund") Munder Short Term Treasury Fund ("Short Term Treasury Fund") Munder Money Market Fund ("Money Market Fund")

The Munder Framlington Funds Trust

Framlington Emerging Markets Fund ("Emerging Markets Fund")
Framlington Healthcare Fund ("Healthcare Fund")
Framlington International Growth Fund ("International Growth Fund")

          The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November, 1989 to "Opportunity Funds", and in February, 1990 to "Ambassador Funds" and in June, 1995 to "The Munder Funds Trust." The Tax-Free Intermediate Bond Fund originally commenced operations on February 9, 1987 as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

          As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor.

          Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the three Framlington Funds. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                                   FUND INVESTMENTS

          The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the policy to invest at least 80% of each of Tax-Free Bond Fund's and Tax-Free Money Market Fund's assets in municipal obligations bearing tax-exempt interest and the investment objectives of Multi-Season Fund, Real Estate Fund and Money Market Fund, each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A hereto. For purposes of this Statement of Additional Information, the Accelerating Growth Fund, Equity Selection Fund, Growth & Income Fund, Index 500 Fund, International Equity Fund, Micro-Cap Fund, Mid-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; The Bond Fund, Intermediate Bond Fund, and U.S. Income Fund are referred to as the "Bond Funds"; the Michigan Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Fund are referred to as the "Money Market Funds."

          Borrowing. The Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings,
     transfer  as  collateral,   securities   owned  by  the  Funds.   .........

            Foreign Securities. Each Equity Fund (except Real Estate Fund, International Equity Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, the Balanced Fund, the Cash Investment Fund and each Tax-Free Bond Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging markets countries. There is no limit on the Healthcare Fund's investments in foreign securities. The Mid-Cap Fund and the Multi-Season Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 65% limitation with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

          Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and eastern european countries.

          Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

        Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

        The Advisor (Sub-Advisor with respect to the Framlington Funds) endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor or Sub-Advisor, as the case may be, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor (Sub-Advisor with respect to the Framlington Funds), anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Funds' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds and the International Bond Fund currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

         Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Bond Fund or the International Bond Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Bond Funds and the International Bond Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Bond Funds' and the International Bond Fund's ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Bond Funds and the International Bond Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

         Each of the Bond Funds' and the International Bond Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Bond Funds' and the International Bond Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of each of the Bond Funds' and the International Bond Fund's portfolio.

         The Bond Funds and the International Bond Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Bond Funds and the International Bond Fund will have contractual remedies pursuant to the agreements related to the transactions.

         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Bond Funds and the International Bond Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Bond Funds' and the International Bond Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Investment Company Securities. The Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company, the Trust or Framlington as a whole.

         Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of total assets of each of the Funds (except the Money Market Fund) and 33 1/3% of total assets of the Money Market Fund) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor (Sub-Advisor with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor (Sub-Advisor with respect to the Framlington Funds) has determined are creditworthy under guidelines established by the Boards of Trustees/Directors.

         Lower-Rated Debt Securities. It is expected that each Fund (other than Index 500 Fund and Growth & Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's or Moody's. The Growth & Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

         While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds.

         Money Market Instruments. As described in their Prospectuses, the Equity Funds; the Balanced Fund; the Bond Funds; the International Bond Fund; the Tax-Free Bond Funds; and the Money Market Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor (Sub-Advisor with respect to the Framlington Funds) deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investor Services, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor (Sub-Advisor with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

         Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

         From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund) and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

         The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund and the Money Market Fund each do not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

         Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Options. The Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Equity Funds, Balanced Fund, Bond Funds, Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond Fund) and International Bond Fund may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. Each of the Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, each Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

         Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor (Sub-Advisor with respect to the Framlington Funds) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days.

         The repurchase price under the repurchase agreements described in each Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Trust's, Framlington's or the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. Each Fund (except the Money Market Fund, Tax-Free Money Market Fund and Tax-Free Bond Funds) may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Rights and Warrants. As stated in their Prospectuses, the Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         Stand-by Commitments. The Balanced Fund, the Cash Investment Fund, the Tax-Free Bond Funds and the Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

         The Tax-Free Bond Funds and the Tax-Free Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

         Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond
Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, such Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

         Stripped Securities. The Balanced Fund, the Bond Funds, International Bond Fund and the Money Market Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

         Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S.
Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Guaranteed Investment Contracts. The Bond Funds, the International Bond Fund, the Cash Investment Fund and the Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.
In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Money Market Fund (a) will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer, and (b) intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Trustees and Directors or the Advisor (Sub-Advisor with respect to the Framlington Funds), pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

         It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

               RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         The Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because the Advisor believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

         If an issuer drops in ranking, or is eliminated entirely from the S&P 500, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. Such sales may result in lower prices for such securities than may been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

         The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P
500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

         In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

         The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this Statement of Additional Information.


RISK FACTORS AND SPECIAL CONSIDERATIONS -- MICHIGAN BOND FUND AND TAX-FREE
                          INTERMEDIATE BOND FUND

         The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Company has not independently verified this information.

         The State's Constitution limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations.

         The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

         The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 59% from the payment of State taxes and 41% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include the personal income tax, the single business tax and approximately 15% of the sales tax collections.

         Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

         In 1994, a ballot proposal ("Proposal A") to implement extensive property tax and school finance reform measures was subject to voter approval and in fact approved on March 15, 1994. Under Proposal A as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack, and an additional tax of 16% of the wholesale price is imposed on certain other tobacco products. As of January 1, 1995, a 0.75% real estate transfer tax also became effective. In 1994, a State education property tax of 6 mills was imposed on all real property and personal property currently subject to the general property tax. In addition, all school boards can now, with voter approval, levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes, on non-homestead property. Proposal A contained additional provisions regarding the ability of local school districts to levy taxes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value is adjusted equal to 50% of true cash value. Under Proposal A, much of the additional revenue generated by these taxes is dedicated to the State School Aid Fund.

         Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, highway maintenance, social services, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding.

         The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industry, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1994, this figure had fallen to 17%. However, manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy. The particular industries are highly cyclical and in the period 1996-1997 are expected to operate at somewhat less than full capacity, but at higher levels than in the immediate prior years. This factor can usually adversely affect the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales, income taxes and single business taxes.

         As of the date of this Statement of Additional Information, the State's general obligation bonds are rated "AA" by Moody's and "AA" by Fitch. To the extent that either the Michigan Bond Fund or the Tax-Free Intermediate Bond Fund is comprised of revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                                                INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         No Fund of the Trust may:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

          2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

          3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clauses (i) and, with respect to the Money Market Funds, (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof.

          8. Purchase securities of companies for the purpose of exercising control.

         9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies.

         11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

         In addition, the Tax-Free Intermediate Bond Fund may not:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

          3. Participate on a joint or joint and several basis in any securities trading account.

         No Fund of Framlington may:

          1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

         2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare
                  Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

          9.  Make  investments  for  the  purpose  of  exercising   control  or
     management;

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund or forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus; or

         11.      Issue senior securities, except as permitted by the 1940 Act.

         Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

         1.       Invest more than 15% of its net assets in illiquid securities;

          2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

          3. Invest in other investment companies except as permitted under the 1940 Act.

         No Fund of the Company may:

         1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries) (except that the Real Estate Fund will invest more than 25% of its assets in securities of issuers in the real estate industry);

         2. (For each Fund except the International Bond Fund) with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

         3. (For each Fund except Short Term Treasury Fund) borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

          7. (For each Fund except the Real Estate Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate,
     (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities.

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund and Short Term Treasury Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

          9.  Make  investments  for  the  purpose  of  exercising   control  or
     management; or

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Mid-Cap, Multi-Season, Real Estate, Value and International Bond Funds of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

         In addition, the Short Term Treasury Fund may not:

         1. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets; or

         2.       Issue  any  senior  securities  (as such  term is  defined  in
                  Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated Investment
                  Limitations for the Company above may be deemed to give rise to a senior security.

         Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that a Fund may not:

         1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund and Short Term Treasury Fund only) which are not otherwise marketable;

         2. (For each Fund except the International Bond Fund and Short Term Treasury Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

          3. (For each Fund except Short Term Treasury Fund) purchase or sell interests in oil, gas or other mineral exploration or development plans or leases);

          4. Invest in other investment companies except as permitted under the 1940 Act.

         In addition, the International Bond Fund may not with respect to 50% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

shares/bankgrp/munder/sai/1997/1097SAI2.DOC
         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                           TRUSTEES, DIRECTORS AND OFFICERS

         The  trustees,   directors   and  executive   officers  of  the  Trust,
Framlington and the Company, and their business addresses and principal occupations during the past five years, are:

                                             Positions                    Principal Occupation
Name, Address and Age                 With Trust and Company             During Past Five Years

Charles W. Elliott1                Chairman of the Board of            Senior Advisor to the President - Western
3338 Bronson Boulevard             Trustees and Directors              Michigan University since July 1995;
Kalamazoo, MI  49008                                                   Executive Vice President - Administration
Age:  64                                                               & Chief Financial Officer, Kellogg Company from
                                                                       January 1987 through June 1995; before that
                                                                       Price Waterhouse.  Board of Directors, Steelcase
                                                                       Financial Corporation.

John Rakolta, Jr.                  Trustee/Director and Vice           Chairman, Walbridge Aldinger
1876 Rathmor                       Chairman of the Boards of           Company (construction company).
Bloomfield Hills, MI 48304         Trustees and Directors
Age:  49

Thomas B. Bender                   Trustee/Director                    Investment Advisor, Financial &
7 Wood Ridge Road                                                      Investment Management Group
Glen Arbor, MI 49636                                                   (since April, 1991); Vice President
Age:  63                                                               Institutional Sales, Kidder, Peabody & Co.
                                                                       (Retired April, 1991).

David J. Brophy                    Trustee/Director                    Professor, University of Michigan;
1025 Martin Place                                                      Director, River Place Financial Corp.;
Ann Arbor, MI 48104                                                    Trustee, Renaissance Assets Trust
Age:  60

Dr. Joseph E. Champagne            Trustee/Director                    Corporate and Executive Consultant since
319 Snell Road                                                         September 1995; prior to that Chancellor,
Rochester, MI  48306                                                   Lamar University from September 1994 until
Age:  58                                                               September 1995; before that Consultant to
                                                                       Management, Lamar University; President
                                                                       and Chief Executive Officer, Crittenton
                                                                       Corporation, (holding company that owns
                                                                       healthcare facilities) and Crittenton
                                                                       Development Corporation until August
                                                                       1993; before that President, Oakland
                                                                       University of Rochester, MI, until August
                                                                       1991; Member, Board  of Directors, Ross
                                                                       Operating Valve of Troy, MI.



                                             Positions                    Principal Occupation
Name, Address and Age                 With Trust and Company             During Past Five Years

Thomas D. Eckert                   Trustee/Director                    President and COO, Mid-Atlantic
10726 Falls Pointe Drive                                               Group of Pulte Home Corporation
Great Falls, VA 22066                                                  (developer of residential land and
Age:  49                                                               construction of housing units).

Lee P. Munder                      President                           President and CEO of the Advisor; Chief
480 Pierce Street                                                      Executive Officer and President of Old
Suite 300                                                              MCM; Chief Executive Officer of World
Birmingham, MI 48009                                                   Asset Management; and Director, LPM
Age:  59                                                               Investment Services, Inc. ("LPM").

Terry H. Gardner                   Vice President,                     Vice President and Chief Financial
480 Pierce Street                  Chief Financial Officer             Officer of the Advisor,
Suite 300                          and Treasurer                       Vice President and Chief
Birmingham, MI 48009                                                   Financial Officer of Old MCM (February
Age:  36                                                               1993 to present); Manager of Arthur Andersen &
                                                                       Co. (1991 to February 1993); Secretary of LPM.

Paul Tobias                        Vice President                      Executive Vice President and Chief
480 Pierce Street                                                      Operating Officer of the
Suite 300                                                              Advisor (since April 1995) and
Birmingham, MI 48009                                                   Executive Vice President of
Age:  45                                                               Comerica, Inc.

Gerald Seizert                     Vice President                      Executive Vice President and Chief
480 Pierce Street                                                      Investment Officer/Equities of the
Suite 300                                                              Advisor (since April 1995);
Birmingham, MI 48009                                                   Managing Director (1991-1995),
Age:  44                                                               Director (1992-1995) and Vice President
                                                                       (1984-1991) of Loomis, Sayles and Company,
                                                                       L.P.

Elyse G. Essick                    Vice President                      Vice President and Director of
480 Pierce Street                                                      Marketing for the Advisor;
Suite 300                                                              Vice President and Director of
Birmingham, MI 48009                                                   Client Services of Old MCM
Age:  38                                                               (August 1988 to December 1994).

James C. Robinson                  Vice President                      Vice President and Chief Investment
480 Pierce Street                                                      Officer/Fixed Income for the Advisor;
Suite 300                                                              Vice President and Director of Fixed
Birmingham, MI 48009                                                   Income of Old MCM (1987-1994).
Age:  35


                                             Positions                    Principal Occupation
Name, Address and Age                 With Trust and Company             During Past Five Years

Leonard J. Barr, II                Vice President                      Vice President and Director of Core
480 Pierce Street                                                      Equity Research of the Advisor;
Suite 300                                                              Director and Senior Vice President
Birmingham, MI 48009                                                   of Old MCM (since 1988);
Age:  52                                                               Director of LPM.

Ann F. Putallaz                    Vice President                      Vice President and Director of
480 Pierce Street                                                      Fiduciary Services of the Advisor
Suite 300                                                              (since January 1995); Director of
Birmingham, MI 48009                                                   Client and Marketing Services of
Age:  51                                                               Woodbridge.

Richard H. Rose                    Assistant Treasurer                 Senior Vice President, First Data
First Data Investor Services                                           Investor Services Group, Inc.
  Group, Inc.                                                          (since May 6, 1994).  Formerly,
One Exchange Place                                                     Senior Vice President, The Boston
8th Floor                                                              Company Advisors, Inc. since
Boston, MA 02109                                                       November 1989.
Age:  41

Lisa A. Rosen                      Secretary, Assistant                General Counsel of the Advisor since
480 Pierce Street                  Treasurer                           May, 1996; Formerly, Counsel, First Data
Suite 300                                                              Investor Services Group, Inc.; Assistant
Birmingham, MI 48009                                                   Vice President and Counsel with The
Age:  30                                                               Boston Company Advisors, Inc.; Associate
                                                                       with Hutchins, Wheeler & Dittmar.

Teresa M.R. Hamlin                 Assistant Secretary                 Counsel, First Data Investor Services
First Data Investor Services                                           Group, Inc. (since 1995).  Formerly
  Group, Inc.                                                          Paralegal Manager, The Boston Company
One Exchange Place                                                     Advisors, Inc.
8th Floor
Boston, MA 02109
Age: 34

Julie A. Tedesco                   Assistant Secretary                 Counsel, First Data Investor Services
First Data Investor Services                                           Group, Inc. (since May, 1994); Formerly
  Group, Inc.                                                          Assistant Vice President and Counsel
One Exchange Place                                                     of The Boston Company Advisors, Inc.
8th Floor                                                              (since July, 1992).
Boston, MA 02109
Age:  40

          Trustees of the Trust and Framlington and Directors of the Company receive an aggregate fee from the Trust, Framlington the Company and St. Clair Funds, Inc. ("St. Clair") for service on those organizations respective Boards comprised of an annual retainer fee of $20,000, and a fee of $1,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the year ended June 30, 1997.

                                              Aggregate Com-
                                              pensation from        Pension         Estimated
                                              the Trust, the      Retirement         Annual
                                                 Company,      Benefits Accrued     Benefits            Total
  Name of Person                                Framlington       as Part of          upon            from the
     Position                                  and St. Clair     Fund Expenses     Retirement       Fund Complex

Charles W. Elliott                              $20,000               None              None         $20,000
Chairman

John Rakolta, Jr.                               $18,500               None              None         $18,500
Vice Chairman

Thomas B. Bender                                $20,000               None              None         $20,000
Trustee and Director

David J. Brophy                                 $20,000               None              None         $20,000
Trustee and Director

Dr. Joseph E. Champagne                         $20,000               None              None         $20,000
Trustee and Director

Thomas D. Eckert                                $20,000               None              None         $20,000
Trustee and Director

         No officer, director or employee of the Advisor, Sub-Advisor, Comerica Incorporated ("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. [As of October 1, 1997, the Trustees and officers of the Trust and Framlington, each as a group, owned [less than 1%] of all classes of outstanding shares of the Funds of the Trust and Framlington, and the Directors and officers of the Company, as a group, owned [less than 1%] of all classes of outstanding shares of the Funds of the Company.]

         [As of October 1, 1997, the Directors and officers of the Company, as a group, owned ______ Class Y Shares of Multi-Season Growth Fund, ______ Class Y Shares of Value Fund, ______ Class Y Shares of Tax-Free Money Market Fund,
______  Class  Y  Shares  of  Money  Market  Fund,  ______  Class  Y  Shares  of
International  Equity  Fund,  ______  Class  Y  Shares  of  Real  Estate  Equity
Investment Fund, ______ Class Y Shares of Small Company Growth Fund, ______ Class Y Shares of Accelerating Growth Fund and ______ Class Y Shares of Mid-Cap Growth Fund, which represented less than 1% of the outstanding Class Y Shares of those Funds.]

         [Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of October 1, 1997 owned ______ Class Y Shares of Multi-Season Growth Fund and ______ Class Y Shares of Money Market Fund, which represented less than 1% of the outstanding Class Y Shares of each of those Funds. As of the same date, such pension plan owned ______ Class A Shares of Value Fund, ______ Class A Shares of
International Equity Fund, ______ Class Y Shares of Real Estate Equity Investment Fund, ______ Class A Shares of Bond Fund, ______ Class A Shares of Small Company Growth Fund, ______ Class A Shares of Accelerating Growth Fund, ______ Class A Shares of Mid-Cap Growth Fund and ______ Class Y Shares of Bond Fund, which represented ______%, ______%, ______%, ______%, ______%, ______%,
______% and ______%, respectively, of the outstanding Class Y and Class A Shares, as applicable, of those Funds.]

         [Munder Capital Management and affiliates of Munder Capital Management, through common ownership, owned beneficially ______ Class Y Shares of the Multi-Season Growth Fund, ______ Class Y Shares of the Money Market Fund and ______ Class Y Shares of Small Company Growth Fund, which represented ______%,
______% and ______% of the outstanding Class Y Shares of those Funds, respectively. [Ownership by Sub-Advisor to be determined]]

         Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's and the Framlington Trust's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or the Framlington Trust for the acts or obligations of the Trust or the Framlington Trust, and that every note, bond, contract, order or other undertaking made by the Trust or the Framlington Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and the Framlington Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or the Framlington Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or the Framlington Trust itself would be unable to meet its obligations.

         Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or the Framlington Trust shall look solely to the trust property for payment; that no Trustee of the Trust or the Framlington Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or the Framlington Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and the Framlington Trust to the same extent that Trustees are entitled to indemnification.

              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing of an agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisory businesses of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         New Investment Advisory Agreements ("Advisory Agreements") between the Advisor and the Trust on behalf of each investment portfolio of the Trust were approved by the Board of Trustees of the Trust on November 23, 1994 and by the shareholders of those funds at a meeting on March 29, 1995. Advisory Agreements between the Advisor and the Company on behalf of the Multi-Season Fund, Real Estate Fund and Money Market Fund were approved by the Board of Directors of the Company on November 9, 1994 and by the shareholders of those Funds at a meeting on February 24, 1995. The Advisory Agreements for the Mid-Cap Growth and Value Funds were approved by the Board of Directors on July 31, 1995 and by shareholders on August 14, 1995. The Advisory Agreement for the International Bond Fund was approved by the Board of Directors on May 6, 1996 and by the shareholders on October 1, 1996. The Advisory Agreements for the Equity Selection Fund, Micro-Cap Fund and Small-Cap Value Fund were approved by the Board of Directors on August 6, 1996 and by shareholders on _____________. The Advisory Agreement for the Short Term Treasury Fund was approved by the Board of Directors on November 7, 1996 and by the shareholders on ____________, 1996. Under the terms of the Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Trust's and the Company's Boards of Trustees and Directors.

         The Advisory Agreements between the Advisor and Framlington on behalf of each investment portfolio of Framlington were approved by the Board of Trustees of Framlington on November 7, 1996 and by shareholders on __________, 199_. Under the terms of the Advisory Agreements, the Advisor furnishes overall investment management for the International Growth Fund, the Emerging Markets Fund and the Healthcare Fund, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         The Company's and Framlington's Advisory Agreements will continue in effect for a period of two years from their effective dates. The Trust's Advisory Agreement was approved for an initial period from January 1, 1995 to July 31, 1995. On July 31, 1995, the continuance of the Trust's Advisory Agreement was approved and an amendment to the Trust's Advisory Agreement was approved whereby the Advisor reduced the annual investment advisory fees payable by certain portfolios of the Trust effective October 28, 1995. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees/Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees/Directors. Each Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees/Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         Under the terms of the sub-advisory agreement with the Sub-Advisor, the Sub-Advisor provides sub-advisory services to the International Growth, Emerging Markets and Healthcare Funds. Subject to supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

         Framlington's Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

         1.25% of average daily net assets
                  oEmerging Markets Fund

         1.00% of the first $500 million of average daily net assets and .75% of net assets in excess of $500 million oMulti-Season Fund*

         1.00% of the first $250 million of average daily net assets and .75% of net assets in excess of $250 million oInternational Growth Fund oHealthcare Fund

         1.00% of average daily net assets
                  oMicro-Cap Fund

         .75% of average daily net assets oAccelerating Growth Fund oEquity Selection Fund oGrowth & Income Fund oInternational Equity Fund oSmall-Cap Fund oSmall Company Fund

         .74% of average daily net assets
                  oMid-Cap Fund
                  oReal Estate Fund
                  oValue Fund


         .65% of average daily net assets
                  oBalanced Fund

         .50% of average daily net assets
                  oBond Fund
                  oIntermediate Bond Fund
                  oInternational Bond Fund
                  oU.S. Income Fund
                  oMichigan Bond Fund
                  oTax-Free Bond Fund
                  oTax-Free Intermediate Bond Fund

         .40% of average daily net assets
                  oMoney Market Fund

         .35% of average daily net assets
                  oCash Investment Fund
                  oTax-Free Money Fund
                  oU.S. Treasury Fund

         .25% of average daily net assets
                  oShort Term Treasury Fund

         .20% of the first $250 million of average  daily net assets;
          0.12 of the next $250 million of net assets and
         .07% of net assets in excess of $500 million
                  oIndex 500 Fund
-------------------------------
* The Advisor expects to receive, after waivers, an advisory fee at the annual rate of .75% of average daily net assets of Multi-Season Fund and .07% of average daily net assets of the Index 500 Fund during the current fiscal year.

[** The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to the Index 500 Fund, Mid-Cap Fund, Micro-Cap Fund, Small-Cap Value Fund, Small Company Growth Fund, Real Estate Fund, Short Term Treasury Fund, Value Fund, International Bond Fund, Emerging Markets Fund, Healthcare Fund and International Growth Fund.]

         The  Advisor  may   discontinue   such  fee  waivers   and/or   expense
reimbursements at any time, in its sole discretion.

         For its services, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, and up to .625% of average daily net assets for the Emerging Markets Fund.

         For the period February 1, 1995 through February 28, 1995, the Advisor received fees, after waivers, of: $144,906 - Accelerating Growth Fund, $22,937 - Balanced Fund, $0 - Growth & Income Fund, $5,407 - Index 500 Fund, $75,502 - International Equity Fund, $68,046 - Small Company Growth Fund, $67,126 - Bond Fund, $172,014 Intermediate Bond Fund, $67,252 - U.S. Government Income Fund, $0
- Michigan Bond Fund, $96,599 - Tax-Free Bond Fund, $137,594 - Tax-Free Intermediate Bond Fund, $246,455 - Cash Investment Fund, $62,910 - Tax-Free Money Market Fund and $83,125 - U.S. Treasury Money Market Fund.

         Net fees accrued to Old MCM, Inc., the Company's former investment advisor, for services provided pursuant to the former advisory agreements (which provided for the same fee rates as the Advisory Agreements) for the year ended December 31, 1994 (and for the Real Estate Fund for the period from commencement of operations to December 31, 1994) were $555,273 for the Multi-Season Fund, $3,166 for the Real Estate Fund and $620,204 for the Money Market Fund. For such periods, the Advisor voluntarily reimbursed expenses for the Multi-Season, Real Estate and Money Market Funds in the following amounts of $285,571, $68,336 and $218,109, respectively.

         For the period March 1, 1995 through June 30, 1995, the Advisor received fees after waivers of: $659,256 Accelerating Growth Fund, $103,145 - Balanced Fund, $243,681 - Growth & Income Fund, $27,024 - Index 500 Fund, $357,460 - International Equity Fund, $316,025 - Small Company Growth Fund, $300,222 - Bond Fund, $767,122 Intermediate Bond Fund, $304,666 - U.S. Government Income Fund, $0 - Michigan Bond Fund, $410,093 - Tax-Free Bond Fund, $593,601 - Tax-Free Intermediate Bond Fund, $1,144,037 - Cash Investment Fund, $273,285 - Tax-Free Money Market Fund and $373,285 - U.S. Treasury Money Market Fund.

         For the period from January 1, 1995 through June 30, 1995, the Advisor received fees after waivers of $272,521 for the Multi-Season Fund, $0 for the Real Estate Fund and $431,213 for the Money Market Fund. For such period, the Advisor voluntarily reimbursed expenses for the Multi-Season and Real Estate Funds, in the following amounts of $34,525 and $141,161, respectively.

         For the period from July 1, 1995 through October 27, 1995, the Advisor received fees after waivers of $709,799 for the Accelerating Growth Fund, $107,536 for the Balanced Fund, $364,938 for the Growth & Income Fund, $31,087 for the Index 500 Fund, $379,355 for the International Equity Fund, $17,380 for the Mid-Cap Fund, $358,622 for the Small Company Growth Fund, $31,762 for the Value Fund, $300,502 for the Bond Fund, $771,815 for the Intermediate Bond Fund, $290,956 for the U.S. Government Fund, $0 for the Michigan Bond Fund, $367,467 for the Tax-Free Bond Fund, $572,916 for the Tax-Free Intermediate Fund, $1,159,247 for the Cash Investment Fund, $266,552 for the Tax-Free Money Market Fund and $341,421 for the U.S. Treasury Money Market Fund.

         For the period from October 28, 1995 through June 30, 1996, the Advisor received fees after waivers of $1,411,737 for the Accelerating Growth Fund, $246,967 for the Balanced Fund, $970,328 for the Growth & Income Fund, $72,265 for the Index 500 Fund, $946,880 for the International Equity Fund, $920,847 for the Small Company Growth Fund, $537,663 for the Bond Fund, $1,809,598 for the Intermediate Bond Fund, $661,896 for the U.S. Government Fund, $0.00 for the
Michigan Bond Fund, $709,274 for the Tax-Free Bond Fund, $1,185,441 for the Tax-Free Intermediate Fund, $2,478,073 for the Cash Investment Fund, $660,687 for the Money Market Fund, $610,215 for the Tax-Free Money Market Fund and $823,717 for the U.S. Treasury Money Market Fund.

         For the fiscal year ended June 30, 1996 (and for the period from commencement of operations to June 30, 1996 for the Mid-Cap and Value Funds) the Advisor received fees after waivers, if any, of $2,275,469 for the Multi-Season Fund, $114,330 for the Real Estate Fund, $1,025,924 for the Money Market Fund, $113,145 for the Mid-Cap Fund and $189,909 for the Value Fund.

         For the fiscal year ended June 30, 1997 (and for the period from commencement of operations to June 30, 1997 for the International Growth, Emerging Markets, Healthcare, Micro-Cap, Small-Cap Value, Short Term Treasury and International Bond Funds), the Advisor received fees after waivers, if any, of $2,040,543 for the Accelerating Growth Fund, $445,259 for the Balanced Fund, $1,650,704 for the Growth & Income Fund, $249,764 for the Index 500 Fund, $1,720,496 for the International Equity Fund, $1,884,242 for the Small Company Growth Fund, $751,954 for the Bond Fund, $2,554,647 for the Intermediate Bond Fund, $1,175,733 for the U.S. Government Fund, $184,266 for the Michigan Bond Fund, $1,006,688 for the Tax-Free Bond Fund, $1,584,769 for the Tax-Free Intermediate Fund, $3,454,159 for the Cash Investment Fund, $879,155 for the Tax-Free Money Market Fund, $1,101,183 for the U.S. Treasury Money Market Fund, $4,252,990 for the Multi-Season Fund, $259,015 for the Real Estate Fund, $599,286 for the Money Market Fund, $180,531 for the Mid-Cap Fund, $401,505 for the Value Fund, $71,843 for the International Growth Fund, $25,210 for the Emerging Markets Fund, $11,440 for the Healthcare Fund, $6,479 for the Micro-Cap Equity Fund, $95,022 for the Small-Cap Value Fund $51,885 for the Short Term Treasury Fund and $143,476 for the International Bond Fund.

         The Sub-Advisor is entitled to an advisory fee equal to up to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

         For the fiscal year ended June 30, 1997 the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $1,063,247 for the Multi-Season Fund, $10,143 for the Real Estate Fund, $52,965 for the Mid-Cap Fund, $17,688 for the Value Fund, $360,721 for the Index 500 Fund and $51,815 for the Michigan Bond Fund.

         For the period ended June 30, 1997, the Advisor voluntarily reimbursed expenses in the amounts of $41,485 for the Micro-Cap Fund, $16,708 for the Small-Cap Value Fund, $72,552 for the International Growth Fund, $73,369 for the Emerging Markets Fund, and $66,145 for the Healthcare Fund, $9,944 for the International Bond Fund and $5,153 for Short Term Treasury Fund.

         The Equity Selection Fund was not available for purchase as of the date of this Statement of Additional Information.

         Distribution Agreements. The Trust, Framlington and the Company have entered into distribution agreements, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements - Class A, Class B and Class C Shares. Each Fund has adopted a Service and Distribution Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plans for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of each Fund. Each Fund has also adopted a Service and Distribution Plan with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class C Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class C Shares of each Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class C Shares of each Fund.

         Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees/Directors, including a majority of the Board of Trustees/Directors who are not interested persons of the Trust, the Framlington Trust or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Trustees/Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the respective Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Trustees and Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         The Trustees/Directors have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         With  respect  to  Class  B and  Class  C  Shares  of  each  Fund,  the
Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

Fees paid to the Distributor Pursuant to Class A Service Plans


-------------------------------------------- ----------------- ---------------- ----------------- ----------------
                                               FISCAL YEAR                        FISCAL YEAR         FISCAL
                                                  ENDED         PERIOD ENDED         ENDED             YEAR
                                                 2/28/95           6/30/95          6/30/96            ENDED
                                                                                                      6/30/97
-------------------------------------------- ----------------- ---------------- ----------------- ----------------
Accelerating Growth Fund                          $1,339.97      $51.86               $1916.29          $______
Balanced Fund                                       $116.01       $0.17                $136.95          $______
Growth & Income Fund                                  $0.00      $76.92                $268.00          $______
Index 500 Fund                                      $176.46     $203.84             $23,640.46          $______
International Equity Fund                           $617.32       $1.38              $1,946.82          $______
Small Company Growth Fund                           $794.65      $10.80              $1,158.43          $______
Bond Fund                                            $17.48      $15.24                 $29.40          $______
Intermediate Bond Fund                              $230.93       $0.51                $345.66          $______
Michigan Triple Tax-Free Bond Fund                  $663.53       $0.00                 $23.32          $______
Tax-Free Bond Fund                                    $0.00       $0.00                  $0.03          $______
Tax-Free Intermediate Bond Fund                       $6.17      $10.80                 $85.26          $______
-------------------------------------------- ----------------- ---------------- ----------------- ----------------






                                             ----------------- ---------------- -----------------

                                                                 FISCAL YEAR         FISCAL
                                               PERIOD ENDED         ENDED             YEAR
                                                 6/30/95           6/30/96           ENDED
                                                                                    6/30/97
-------------------------------------------- ----------------- ---------------- -----------------
Multi-Season Growth Fund                         $427.88         $1,945.49           $______
Real Estate Fund                                 $422.10           $179.10           $______
Mid-Cap Growth Fund                                N/A              $51.87           $______
Value Fund                                         N/A              $41.77           $______
Money Market Fund                                  $___                N/A           $_____*
Micro-Cap Fund                                     N/A                 N/A           $_____*
Small-Cap Value Fund                               N/A                 N/A           $_____*
International Bond Fund                            N/A                 N/A           $_____*
-------------------------------------------- ----------------- ---------------- -----------------

-----------------------------------
*Figures reflect period from commencement of operations to June 30, 1997.

                                             -----------------

                                                  FISCAL
                                               PERIOD ENDED
                                                 6/30/97
-------------------------------------------- -----------------
International Growth Fund                         $____
Emerging Markets Fund                             $____
Healthcare Fund                                   $____
-------------------------------------------- -----------------











Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended June 30, 1997


                                             --------------------- ------------------ -------------------
                                                 DISTRIBUTION        SERVICER FEES          CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ------------------ -------------------
Accelerating Growth Fund                                $______            $______             $______
Balanced Fund                                           $______            $______             $______
Growth & Income Fund                                    $______            $______             $______
Index 500 Fund                                          $______            $______             $______
International Growth Fund*                              $______            $______             $______
Emerging Markets Fund*                                  $______            $______             $______
Healthcare Fund*                                        $______            $______             $______
International Equity Fund                               $______            $______             $______
Micro-Cap Fund*                                         $______            $______             $______
Mid-Cap Fund                                            $______            $______             $______
Multi-Season Fund                                       $______            $______             $______
Real Estate Fund                                        $______            $______             $______
Small-Cap Value Fund*                                   $______            $______             $______
Small Company Growth Fund                               $______            $______             $______
Value Fund                                              $______            $______             $______
Bond Fund                                               $______            $______             $______
International Bond Fund*                                $______            $______             $______
Intermediate Bond Fund                                  $______            $______             $______
Short Term Treasury Fund*                               $______            $______             $______
U.S. Government Income Fund                             $______            $______             $______
Michigan Bond Fund                                      $______            $______             $______
Tax-Free Bond Fund                                      $______            $______             $______
Tax-Free Intermediate Bond Fund                         $______            $______             $______
Money Market Fund                                       $______            $______             $______
-------------------------------------------- --------------------- ------------------ -------------------

-------------------------------
*Figures reflect period from commencement of operations to June 30, 1997.

Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended June 30, 1996


                                             --------------------- ------------------ -------------------
                                                 DISTRIBUTION        SERVICER FEES          CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ------------------ -------------------
Accelerating Growth Fund                              $1,268.42            $422.83             $238.16
Balanced Fund                                           $400.45            $133.48             $199.11
Growth & Income Fund                                  $1,147.15            $382.37             $300.00
Index 500 Fund                                       $15,750.66          $4,500.20           $1,207.75
International Equity Fund                             $3,131.06          $1,043.68           $1.008.01
Mid-Cap Growth Fund                                      $88.71             $29.54               $0.00
Multi-Season Fund                                   $454,197.35        $151,399.12         $155,014.33
Real Estate Fund                                     $12,014.27          $4,004.75           $4,278.33
Small Company Growth Fund                             $2,247.94            $749.31             $100.00
Value Fund                                              $424.07            $141.36             $181.56
Bond Fund                                               $590.01            $196.67             $861.49
Intermediate Bond Fund                                  $206.34             $68.79               $0.00
U.S. Government Income Fund                           $3,656.37          $1,218.79             $199.27
Michigan Bond Fund                                    $1,923.70            $641.24             $405.63
Tax-Free Bond Fund                                      $131.90             $43.96             $979.34
Tax-Free Intermediate Bond Fund                         $298.44             $99.48               $0.53
Money Market Fund                                     $1,496.13            $498.72               $0.00
-------------------------------------------- --------------------- ------------------ -------------------


Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the period ended June 30, 1995*

                                             --------------------- ----------------- -------------------
                                             DISTRIBUTION           SERVICER FEES          CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ----------------- -------------------
Accelerating Growth Fund                                $137.64           $45.26              $350.16
Balanced Fund                                            $44.96           $15.16              $200.96
Growth & Income Fund                                    $135.37           $44.52                $0.00
International Equity Fund                               $311.35          $103.16                $0.00
Multi-Season Fund**                                 $187,381.57       $62,460.53          $101,519.47
Real Estate Fund**                                    $4,532.31        $1,510.77              $430.62
Small Company Growth Fund                               $107.62           $35.70                $0.00
Intermediate Bond Fund                                   $19.61            $6.50                $0.00
Michigan Triple Tax Free Fund                           $631.87          $208.93              $361.42
Tax-Free Bond Fund                                        $2.85            $0.95                $0.00
Money Market Fund**                                   $1,774.98          $591.66                $0.00
-------------------------------------------- --------------------- ----------------- -------------------


*        As of June 30, 1995, the following funds had not commenced selling Class B Shares:  Bond Fund, Index 500
         Fund, U.S. Government Income Fund, Tax Free Intermediate Bond Fund.
**       Figures reflect the period 01/01/95 - 06/30/95.  All other funds reflect the period 03/01/95 - 06/30/95.






------------------------------------------------------------------------------

------------------------------------------------------------------------------





Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended February 28, 1995


                                             ---------------------- ----------------- -----------------
                                                 DISTRIBUTION        SERVICER FEES         CDSC's
                                                     FEES
-------------------------------------------- ---------------------- ----------------- -----------------
Accelerating Growth Fund                                 $113.37          $15.95               $0.00
Balanced Fund                                             $66.05           $7.42               $0.00
Growth & Income Fund                                     $117.51          $20.45               $0.00
International Equity Fund                                $315.98          $49.15               $0.00
Multi-Season Growth Fund*                            $481,834.00           $0.00         $159,185.00
Real Estate Fund**                                     $1,064.00           $0.00               $0.00
Small Company Growth Fund                                 $72.07          $14.30               $0.00
Intermediate Bond Fund                                    $16.61           $2.96               $0.00
Michigan Triple Tax Free Fund                            $515.28          $91.47               $0.00
Tax-Free Bond Fund                                         $0.12           $0.04               $0.00
Money Market Fund**                                       $1,799           $0.00               $0.00
-------------------------------------------- ---------------------- ----------------- -----------------

*        Figures reflect period from 01/01/94 - 12/31/94.  Such amounts were paid to a previous distributor.
**       Figures reflect period from commencement of operations to 12/31/94.  Such amounts were paid to a previous distributor.


Fees paid to the Distributor Pursuant to Class C Service and Distribution Plans for the fiscal year ended June 30, 1997*


                                             --------------------- ----------------- ----------------
                                                 DISTRIBUTION       SERVICER FEES        CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ----------------- ----------------
Accelerating Growth Fund                                $______           $______          $______
Balanced Fund                                           $______           $______          $______
Growth & Income Fund                                    $______           $______          $______
International Growth Fund**                             $______           $______          $______
Emerging Markets Fund**                                 $______           $______          $______
Healthcare Fund**                                       $______           $______          $______
International Equity Fund                               $______           $______          $______
Mid-Cap Fund                                            $______           $______          $______
Multi-Season Fund                                       $______           $______          $______
Real Estate Fund                                        $______           $______          $______
Micro-Cap Fund**                                        $______           $______          $______
Small-Cap Value Fund**                                  $______           $______          $______
Small Company Growth Fund                               $______           $______          $______
Value Fund                                              $______           $______          $______
Bond Fund                                               $______           $______          $______
Intermediate Bond Fund                                  $______           $______          $______
U.S. Government Income Fund                             $______           $______          $______
Michigan Bond Fund                                      $______           $______          $______
Tax-Free Intermediate Bond Fund                         $______           $______          $______
Money Market Fund                                       $______           $______          $______
-------------------------------------------- --------------------- ----------------- ---------------- -----------------

---------------------------------
*        As of June 30, 1997, the following funds had not commenced selling Class C Shares:  Tax-Free Bond Fund,
         Tax-Free Intermediate Bond Fund, International Bond Fund and Short Term Treasury Fund.
**       Figures reflect period from commencement of operations to June 30, 1997.





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


Fees paid to the Distributor Pursuant to Class C Service and Distribution Plans for the fiscal year ended June 30, 1996*


                                             --------------------- ----------------- ----------------
                                                 DISTRIBUTION       SERVICER FEES        CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ----------------- ----------------
Accelerating Growth Fund                                $263.46            $87.82          $188.66
Balanced Fund                                             $3.69             $1.21          $100.01
Growth & Income Fund                                     $89.74            $29.90            $0.00
International Equity Fund                             $3,585.39         $1,195.13          $293.87
Mid-Cap Growth Fund                                     $129.03            $43.00            $2.18
Multi-Season Growth Fund                             $32,127.47        $10,709.17          $798.25
Real Estate Fund                                         $13.33             $4.43            $7.50
Small Company Growth Fund                               $171.21            $57.06          $149.87
Value Fund                                              $855.88           $285.29            $0.00
Bond Fund                                                $92.46            $30.80            $0.00
Intermediate Bond Fund                                   $73.80            $24.58            $0.00
-------------------------------------------- --------------------- ----------------- ----------------


*        As of June 30, 1996,  the following  funds had not commenced  selling  Class C Shares:  Index 500 Fund,  U.S.
         Government Income Fund,  Michigan Bond Fund,  Tax-Free Bond Fund,  Tax-Free  Intermediate Bond Fund and Money
         Market Fund.


Fees paid to the Distributor Pursuant to Class C Service and Distribution Plan for the fiscal period ended June 30, 1995*


                                             --------------------- ----------------- ----------------
                                                 DISTRIBUTION       SERVICER FEES        CDSC's
                                                     FEES
-------------------------------------------- --------------------- ----------------- ----------------
Multi-Season Growth Fund**                            $9,464.61         $3,154.86          $256.15
Real Estate Fund**                                        $1.28             $0.43            $0.00
-------------------------------------------- --------------------- ----------------- ----------------


*        As of June 30, 1995, the Funds of the Trust had not commenced selling Class C Shares.
**       Figures reflect period 01/01/95-06/30/95.



         The following amounts were paid by each Fund under its Class B Service and Distribution Plans during the fiscal year ended June 30, 1997.


                                               Printing and
                                                Mailing of                                                         Interest,
                                               Prospectuses                                                       Carrying or
                                              to other than                                                          other
                                                 Current      Compensation to    Compensation     Compensation     Financing
                                Advertising    Shareholders     Underwriters      to Dealers      to Personnel      Changes
Accelerating Growth Fund       $              $               $                 $                $                $
Balanced Fund                  $              $               $                 $                $                $
Index 500 Fund                 $              $               $                 $                $                $
International Growth Fund*     $              $               $                 $                $                $
Emerging Markets Fund*         $              $               $                 $                $                $
Healthcare Fund*               $              $               $                 $                $                $
Growth & Income Fund           $              $               $                 $                $                $
International Equity Fund      $              $               $                 $                $                $
Micro-Cap Equity Fund*         $              $               $                 $                $                $
Mid-Cap Growth Fund            $              $               $                 $                $                $
Multi-Season Fund              $              $               $                 $                $                $
Real Estate Fund               $              $               $                 $                $                $
Short Term Treasury Fund*      $              $               $                 $                $                $
Small-Cap Value Fund*          $              $               $                 $                $                $
Small Company Growth Fund      $              $               $                 $                $                $
Value Fund                     $              $               $                 $                $                $
Bond Fund                      $              $               $                 $                $                $`
Intermediate Bond Fund         $              $               $                 $                $                $
International Bond Fund        $              $               $                 $                $                $
U.S. Government Fund           $              $               $                 $                $                $
Michigan Bond Fund             $              $               $                 $                $                $
Tax-Free Bond Fund             $              $               $                 $                $                $
Tax-Free   Intermediate  Bond  $              $               $                 $                $                $
Fund
Money Market Fund              $              $               $                 $                $                $

----------------------------
*Figures reflect period from commencement of operations to June 30, 1997.

         The following amounts were paid by each Fund under its Class C Service and Distribution Plans during the fiscal year ended June 30, 1997.


                                              Printing and
                                               Mailing of                                                         Interest,
                                              Prospectuses                                                       Carrying or
                                             to other than    Compensation                                          other
                                                Current      to Underwriters  Compensation to    Compensation     Financing
                               Advertising    Shareholders                        Dealers        to Personnel      Changes
Accelerating Growth Fund       $             $               $                $                 $               $
Balanced Fund                  $             $               $                $                 $               $
Index 500 Fund                 $             $               $                $                 $               $
International Growth Fund*     $             $               $                $                 $               $
Emerging Markets Fund*         $             $               $                $                 $               $
Healthcare Fund*               $             $               $                $                 $               $
Growth & Income Fund           $             $               $                $                 $               $
International Equity Fund      $             $               $                $                 $               $
Micro-Cap Equity Fund*         $             $               $                $                 $               $
Mid-Cap Growth Fund            $             $               $                $                 $               $
Multi-Season Fund              $             $               $                $                 $               $
Real Estate Fund               $             $               $                $                 $               $
Short Term Treasury Fund*      $             $               $                $                 $               $
Small-Cap Value Fund*          $             $               $                $                 $               $
Small Company Growth Fund      $             $               $                $                 $               $
Value Fund                     $             $               $                $                 $               $
Bond Fund                      $             $               $                $                 $               $`
Intermediate Bond Fund         $             $               $                $                 $               $
International Bond Fund        $             $               $                $                 $               $
U.S. Government Fund           $             $               $                $                 $               $
Michigan Bond Fund             $             $               $                $                 $               $
Tax-Free Bond Fund             $             $               $                $                 $               $
Tax-Free   Intermediate  Bond  $             $               $                $                 $               $
Fund
Money Market Fund              $             $               $                $                 $               $

------------------------------------
*Figures reflect fiscal period from commencement of operations to June 30, 1997.

         Shareholder Servicing Arrangements - Class K Shares. As stated in each Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust, Framlington or the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers.

         Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust, the Framlington Trust or the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's or Framlington's or the Company's arrangements with institutions; and (x) providing such other similar services as the Trust, Framlington or the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

         Pursuant to the Trust's, Framlington's and the Company's agreements with such institutions, the Boards of Trustees and Directors will review, at least quarterly, a written report of the amounts expended under Trust's, the Framlington's and the Company's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Boards of Trustees and Directors, including a majority of the Trustees/Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

         The Boards of Trustees and Directors have approved the arrangements with Institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

         Administration Agreement. State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to administration agreements (each, an "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; provide accounting and bookkeeping services for the Funds, oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust, Framlington or the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

         Each Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

         Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts 02109 served as administrator to the Funds.

         For the period ended February 28, 1995, the administration fees of Investor Services Group accrued as follows: Accelerating Growth Fund - $198,140; Balanced Fund - $34,625; Growth & Income Fund - $41,047; Index 500 Fund - $69,871; International Equity Fund - $94,485; Small Company Growth Fund -
$83,027; Bond Fund - $133,388; Intermediate Bond Fund - $335,642; U.S. Government Income Fund - $142,297; Michigan Bond Fund - $17,168; Tax-Free Bond Fund - $217,868; Tax-Free Intermediate Bond Fund - $272,285; Cash Investment Fund - $669,287; Tax-Free Money Market Fund $179,189; and U.S. Treasury Money Market Fund - $212,383.

         For the period ended June 30, 1995 and the fiscal years ended June 30, 1996 and June 30, 1997, the administration fees of Investor Services Group accrued as follows: Accelerating Growth Fund - $101,130, $322,120 and $307,521 Balanced Fund - $18,258, $62,095 and $77,364; Growth & Income Fund - $48,503,
$202,655  and  $248,644;  Index  500  Fund -  $44,411,  $188,416  and  $405,016;
International Equity Fund - $54,832, $201,299 and $259,162; Small Company Growth Fund - $48,480, $194,176 and $283,755; Bond Fund - $69,084, 190,967 and
$169,932;  Intermediate  Bond  Fund -  $176,525,  $587,790  and  $577,425;  U.S.
Government Income Fund - $70,106, $216,970 and $265,637; Michigan Bond Fund - $10,784, $31,899 and $41,620; Tax-Free Bond Fund - $94,378, $245,271 and
$227,508;  Tax-Free  Intermediate  Bond Fund - $136,609,  $400,485 and $358,214;
Cash Investment Fund - $376,101, $1,183,419 and $1,115,110; Tax-Free Money Market Fund - $89,841 $285,214 and $283,803; and U.S. Treasury Money Market Fund
- $122,730, $378,955 and $355,592, respectively.

         For the period May 1, 1995 through June 30, 1995, administration fees of Investor Services Group accrued were $17,266, $1,150 and $48,129, for the Multi-Season Fund, Real Estate Fund and Money Market Fund, respectively.

         For the fiscal year ended June 30, 1996, administration fees of Investor Services Group accrued were: $345,388 - Multi-Season Fund, $19,100 - Real Estate Fund and $292,172 - Money Market Fund. For the period ended June 30, 1996, administration fees of the Administrator accrued were: $18,006 - Mid-Cap Fund and $29,705 - Value Fund.

         For the fiscal year ended June 30, 1997, administration fees of Investor Services Group accrued were $480,310-Multi-Season Fund; $39,493-Real Estate Fund, $27,562-Mid-Cap Growth Fund; $169,405-Money Market Fund and $61,224-Value Fund.

         For the period ended June 30, 1997, administration fees of Investor Services Group accrued were $730-Micro-Cap Fund; $14,,220-Small-Cap Value Fund; $32,343-International Bond Fund and $23,349-Short Term Treasury Fund.

         For the period ended June 30, 1997, administration fees of Investor Services Group accrued were $9,644- Emerging Markets Fund; $9,644-Healthcare Fund and $9,644-International Growth Fund.

         Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Funds' assets pursuant to custodian agreements (each, a "Custody Agreement") with each of the Trust, Framlington and the Company. Under each Custody Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Boards of Trustees and Directors concerning each Fund's operations. For the period ended June 30, 1997, the Custodian earned $_______ for its services to the Funds of the Company, $_______ for its services to the Funds of the Trust and $_______ for its services to the Funds of Framlington. Effective ____________, 1997, no compensation will be paid to the Custodian for its services. The Custodian has entered into a Sub-Custody Agreement with State Street pursuant to which State Street will serve as Sub-Custodian to the Funds. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

         The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Trust, Framlington or the Company. In addition, the Trust, Framlington and the Company and the Custodian have entered into respective sub-custody agreements with Morgan Stanley Trust Company ("Morgan Stanley") relating to the custody of foreign securities held by certain Funds of the Trust and each Fund of Framlington and the Company (except the Real Estate Fund), and Morgan Stanley, in turn, has entered into additional agreements with financial institutions and depositories located in foreign countries with respect to the custody of such securities. As of ____________, 1997, State Street will replace Morgan Stanley as Sub-Custodian relating to the custody of foreign securities held by the Funds.

         Investor Services Group serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements (the "Transfer Agency Agreement") with each of the Trust, Framlington and the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards of Trustees and Directors concerning the operations of each Fund.

         Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Trust, Framlington and the Company contemplated by their respective agreements with each of them without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Trust, Framlington or the Company, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

         It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Fund, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.

                                                PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board Members, the Advisor or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

         For the period from March 1, 1995 to June 30, 1995, the Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund, International Equity Fund and Small Company Growth Fund paid in brokerage commissions $123,045, $13,238, $62,706, $5,047, $127,871 and $65,661, respectively. The other Funds of the Trust did not pay brokerage commissions for the period from March 1, 1995 to June 30, 1995.

         For the period from January 1, 1995 to June 30, 1995, the Multi-Season Fund and the Real Estate Fund paid $62,889 and $14,627, respectively, in brokerage commissions. The other Funds of the Company did not pay brokerage commissions for the period from January 1, 1995 to June 30, 1995.

         For the fiscal year ended June 30, 1996, the Funds paid brokerage commissions as follows: $474,252 Accelerating Growth Fund, $52,376-Balanced Fund, $202,292 - Growth & Income Fund, $41,009 - Index 500 Fund, $428,699 -
International Equity Fund, $424,580 - Multi-Season Fund, $40,182 - Real Estate Fund and $203,936 - Small Company Growth Fund. The other Funds did not pay brokerage commissions during the fiscal year ended June 30, 1996.

         For the period ended June 30, 1996, the Mid-Cap Fund and the Value Fund paid brokerage commissions of $83,397 and $169,335, respectively.

         For the fiscal year ended June 30, 1997, the Funds paid brokerage commissions as follows: $506,861-Accelerating Growth Fund, $54,221-Balanced
Fund, $336,161-Growth & Income Fund, $61,393 - Index 500 Fund, $155,081-International Equity Fund, $366,346-Multi-Season Fund, $50,137-Mid-Cap Fund, $66,879-Real Estate Fund and $355,997-Small Company Growth Fund. The other Funds did not pay brokerage commissions during the fiscal year ended June 30, 1997.

         For the period ended June 30, 1997, Funds paid brokerage commissions as follows: $2,045-Micro-Cap Fund, $82,304-Small-Cap Value Fund, $228,545-Value Fund, $0-International Bond Fund, $0-Short Term Treasury Fund., $43,256-Emerging Markets Fund, $87,694-International Growth Fund and $3,325-Healthcare Fund.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor or Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

         Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Equity and Bond Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         Each Fund's portfolio turnover rate is included in the prospectuses under "Financial Highlights." For the fiscal year ended June 30, 1997, the portfolio turnover rate for the Bond Fund and the Intermediate Bond Fund was:
279% and 325%, respectively. The portfolio turnover of the Bond Fund and the Intermediate Bond Fund was affected by fluctuating interest rate conditions which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure.

         In its Advisory Agreements, the Advisor (and, in the case of the Funds of Framlington, the Sub-Advisor pursuant to the Sub-Advisory Agreement) agrees to select broker-dealers in accordance with guidelines established by the Boards of Trustees and Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor or Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor or Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Trustees and Directors, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor and Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor or Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, Sub-Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees and the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Trust and the Company are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parents held by them as of the close of their most recent fiscal year. As of June 30, 1997: _____________________________.

         Except as noted in the Prospectuses and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent; fees and expenses of officers and Board of Trustees/Directors; taxes; interest; legal and auditing fees; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Trustees and Directors in a manner that the Boards of Trustees and Directors determine to be fair and equitable. The Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Funds' Prospectuses and such information is incorporated herein by reference.

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

          Redemptions. As described in the Fund's Prospectuses, shares of the Funds may be redeemed in a number of different ways:

                           o   By Mail
                           o   By Telephone
                           o   Automatic Withdrawal Plan

The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

         Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

         The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

                                          Class B Shares of the Trust Funds
                                         Purchased on or before June 27, 1995

                     Redemption During                            CDSC
                     -----------------                            ----
1st Year Since Purchase ................................          4.00%
2nd Year Since Purchase     ...............................       4.00%
3rd Year Since Purchase                                           3.00%
4th Year Since Purchase                                           3.00%
5th Year Since Purchase                                           2.00%
6th Year Since Purchase                                           1.00%

         CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

(1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
(2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and
(3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

         CDSC Waivers - Class B Shares of the Company Funds Purchased on or before June 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

(1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
(2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
(3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
(4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $500; and
(5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

         Contingent  Deferred  Sales  Charge - Class A and Class C  Shares.  The
Prospectuses describe the CDSC for Class A or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

         Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

         No CDSC is imposed to the extent that the current market value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

         The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

         Other  Information.  Redemption  proceeds  are  normally  paid in cash;
however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., New York City time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                                   NET ASSET VALUE

         Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Trustees and Directors have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Fund for purposes of sales and redemptions. These procedures include a review by the Board of Trustees and Directors, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Trustees and Directors will promptly consider whether any and, if any, what action should be initiated. If the Board of Trustees or Directors believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors or Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

         All Funds. In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

In-Kind Purchases

         With the exception of the Real Estate Fund, payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                               PERFORMANCE INFORMATION

Yield of the Money Market Funds

         The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b)
dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1997 were: 5.19% (Class Y) and 5.04% (Class K) and 4.94% (Class A) for the Cash Investment Fund; 4.80% (Class A), 4.04% (Class
B), and 5.05% (Class Y) for the Money Market Fund; 3.60% (Class Y), 3.45% (Class
K) and 3.35% (Class A) for the Tax-Free Money Market Fund; and 4.96% (Class Y), 4.81% (Class K) and 4.82% (Class A) for the U.S. Treasury Money Market Fund.

          The effective yields for all share classes of the Money Market, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1997 were: 4.91% (Class A), 4.12% (Class B) and 5.18% (Class Y) for the Money Market Fund; 5.32% (Class Y), 5.17% (Class K) and 5.06% (Class A) for the Cash Investment Fund; 3.66% (Class Y), 3.51% (Class K) and 3.41% (Class A) for the Tax-Free Money Market Fund; and 5.08% (Class Y), 4.93% (Class K) and 4.71% (Class A) for the U.S. Treasury Money Market Fund.

         In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 1997, the tax-equivalent yield for Class Y, Class K and Class A Shares of the Tax-Free Money Market Fund was 5.22% (Class Y), 5.00% (Class K) and 4.94% (Class A) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Yield and Performance of the Non-Money Market Funds

         The Bond Funds', International Bond Fund's and Short Term Treasury Fund's 30-day (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:
         .........                          a - b
         .........         YIELD =    2[(------+1)6 - 1]
         .........                          cd

Where:  a =      dividends and interest earned by a Fund during the period;

        b = expenses accrued for the period (net of reimbursements and waivers);

        c = average daily number of shares outstanding during the period entitled to receive dividends;

        d =      maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund, Short Term Treasury Fund and Tax-Free Bond Funds. Effective September 20, 1995, the maximum sales charge imposed by Class A Shares of the Index 500 Fund was reduced from 5.50% to 2.50% of the per share offering price of such shares. The tax-equivalent yield for each Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Bond Fund, a Michigan state tax rate of 4%.

Class A Shares

         The standard yields and/or tax-equivalent yields of the Class A Shares of the following Funds for the 30-day period ended June 30, 1997 were:


                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.45%                               N/A
Intermediate Bond Fund                                               5.47%                               N/A
U.S. Government Income Fund                                          5.77%                               N/A
International Bond Fund                                              3.46%                               N/A
Short Term Treasury Fund                                              N/A                                N/A
Michigan Bond Fund*                                                  4.24%                              4.42%
Tax-Free Bond Fund                                                   4.27%                              6.19%
Tax-Free Intermediate Bond Fund                                      3.63%                              5.26%

Class B Shares

         The standard yields and/or tax-equivalent yields of the Class B Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            4.93%                               N/A
Intermediate Bond Fund                                               4.96%                               N/A
U.S. Government Income Fund                                          5.25%                               N/A
International Bond Fund                                               N/A                                N/A
Short Term Treasury Fund                                             4.46%                               N/A
Michigan Bond Fund**                                                 3.67%                              3.82%
Tax-Free Bond Fund                                                   3.68%                              5.33%
Tax-Free Intermediate Bond Fund                                      3.03%                              4.39%

Class C Shares

         The standard yields and/or tax-equivalent yields of the Class C Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            4.92%                               N/A
Intermediate Bond Fund                                               4.93%                               N/A
U.S. Government Income Fund                                          5.24%                               N/A
International Bond Fund                                               N/A                                N/A
Short Term Treasury Fund                                              N/A                                N/A
Michigan Bond Fund                                                   3.67%                              3.82%
Tax-Free Bond Fund                                                    N/A                                N/A
Tax-Free Intermediate Bond Fund                                       N/A                                N/A

Class K Shares

         The standard yields and/or tax-equivalent yields of the Class K Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.69%                               N/A
Intermediate Bond Fund                                               5.71%                               N/A
U.S. Government Income Fund                                          6.01%                               N/A
International Bond Fund                                              3.61%                               N/A
Short Term Treasury Fund                                             5.22%                               N/A
Michigan Bond Fund**                                                 4.42%                              4.60%
Tax-Free Bond Fund                                                   4.44%                              6.43%
Tax-Free Intermediate Bond Fund                                      3.78%                              5.48%

Class Y Shares

         The standard yields and/or tax-equivalent yields of the Class Y Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.94%                               N/A
Intermediate Bond Fund                                               5.96%                               N/A
U.S. Government Income Fund                                          6.26%                               N/A
Short Term Treasury Fund                                             5.47%                               N/A
International Bond Fund                                              3.86%                               N/A
Michigan Bond Fund***                                                4.67%                              4.86%
Tax-Free Bond Fund                                                   4.70%                              6.81%
Tax-Free Intermediate Bond Fund                                      4.02%                              5.83%

         Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                       T =               (ERV)1/n  -1
                                                 P

         Where:        T =              average annual total return

                       ERV              =  ending   redeemable  value  of  a
                                           hypothetical  $1,000 payment made at
                                           the beginning of the 1, 5 or 10 year
                                           (or other) periods at the end of the
                                           applicable  period (or a  fractional
                                           portion thereof)

                       P =              hypothetical initial payment of $1,000

                       n =              period covered by the computation,
                                        expressed in years.

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            (ERV)  - 1
         Aggregate Total Return =      P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

         Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, B, C, K and Y Shares of each of the following Funds for the 12 month and 5 year periods ended June 30, 1997 and since commencement of operations.



Fund-Inception Date

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Accelerating           Period Ended     Period Ended       through       Period Ended    Period Ended       through
Growth Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 11/23/92         4.83%            N/A            12.69%            (.93)%           N/A           11.32%
Class B - 4/25/94          4.15%            N/A            13.08%            (.55)%           N/A           12.36%
Class C - 9/26/95          3.89%            N/A             8.00%            2.95%            N/A            8.00%
Class K - 11/23/92         4.83%            N/A            12.69%            4.83%            N/A           12.69%
Class Y - 12/1/91          5.07%           14.91%          13.88%            5.09%          14.91%          13.88%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
                       Period Ended     Period Ended       through       Period Ended    Period Ended       through
Balanced Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-------------            --------         --------        --------        ---------        ---------       ---------

Class A - 4/30/93         13.63%            N/A             10.46%            7.38%           N/A             8.97%
Class B - 6/21/94         12.73%            N/A             14.25%            7.73%           N/A            13.49%
Class C - 1/24/96         12.84%            N/A             13.43%           11.84%           N/A            13.43%
Class K-4/16/93           13.64%            N/A             10.11%           13.64%           N/A            10.11%
Class Y - 4/13/93         13.91%            N/A             10.20%           13.91%           N/A            10.20%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Growth &               Period Ended     Period Ended       through       Period Ended    Period Ended       through
Income Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 8/8/94          28.10%            N/A            21.65%           21.05%            N/A            19.30%
Class B - 8/9/94          27.16%            N/A            20.81%           22.16%            N/A            20.08%
Class C - 12/5/95         27.17%            N/A            20.64%           26.17%            N/A            20.64%
Class K - 7/5/94          28.12%            N/A            21.36%           28.12%            N/A            21.36%
Class Y - 7/5/94          28.43%            N/A            21.63%           28.43%            N/A            21.63%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Index 500              Period Ended     Period Ended       through       Period Ended    Period Ended       through
Fund                     6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
----                     --------         --------        --------        ---------        ---------       ---------

Class A - 12/9/92         20.24%            N/A            19.26%           30.62%            N/A            18.60%
Class B - 10/31/95        20.06%            N/A            30.39%           30.57%            N/A            29.13%
Class K - 12/7/92         20.16%            N/A            19.20%           33.79%            N/A            19.20%
Class Y - 12/1/91         20.32%           19.40%          19.27%           34.19%          19.40%           19.27%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
International          Period Ended     Period Ended       through       Period Ended    Period Ended       through
Equity Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 11/30/92        17.98%            N/A            12.63%           11.49%            N/A            11.25%
Class B - 3/9/94          17.18%            N/A             8.64%           12.18%            N/A             7.88%
Class C - 9/29/95         17.18%            N/A            13.81%           16.18%            N/A            13.81%
Class K - 11/23/92        18.09%            N/A            12.92%           18.09%            N/A            12.92%
Class Y - 12/1/91         18.35%            11.42%         11.64%           18.35%           11.42%          11.64%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
International Growth    Period Ended     Period Ended      through       Period Ended     Period Ended      through
Fund                      6/30/97*         6/30/97*        6/30/97*         6/30/97        6/30/97**       6/30/97**

Class A- 2/20/97             N/A             N/A            12.38%++          N/A             N/A            6.20%++
Class B - 3/19/97            N/A             N/A            14.92%++          N/A             N/A            9.92%++
Class C - 2/13/97            N/A             N/A            12.96%++          N/A             N/A           11.96%++
Class K - 1/10/97            N/A             N/A            14.99%++          N/A             N/A           14.99%++
Class Y - 12/31/96           N/A             N/A            13.50%++          N/A             N/A           13.50%++





                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Emerging                Period Ended     Period Ended      through       Period Ended     Period Ended      through
Markets Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
------------              --------         --------        --------        ---------       ---------       ---------

Class A - 1/14/97            N/A             N/A            27.16%++          N/A             N/A            20.16%++
Class B - 2/25/97            N/A             N/A            16.21%++          N/A             N/A            11.21%++
Class C - 3/3/97             N/A             N/A            18.03%++          N/A             N/A            17.03%++
Class K - 1/10/97            N/A             N/A            28.69%++          N/A             N/A            28.69%++
Class Y - 12/31/96           N/A             N/A            29.51%++          N/A             N/A            29.51%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Healthcare Fund           6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------------           --------         --------        --------        ---------       ---------       ---------

Class A - 2/14/97            N/A             N/A            (3.63)%++         N/A             N/A            (8.93)%++
Class B - 1/31/97            N/A             N/A            (1.54)%++         N/A             N/A            (6.47)%++
Class C - 1/13/97            N/A             N/A             4.42%++          N/A             N/A             3.42%++
Class K - 4/1/97             N/A             N/A            15.24%++          N/A             N/A            15.24%++
Class Y - 12/31/96           N/A             N/A             8.90%++          N/A             N/A             8.90%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Micro-Cap Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
--------------            --------         --------        --------        ---------       ---------       ---------

Class A - 12/26/96           N/A             N/A            28.10%++          N/A             N/A            21.05%++
Class B - 2/24/97            N/A             N/A            16.27%++          N/A             N/A            11.27%++
Class C - 3/31/97            N/A             N/A            26.26%++          N/A             N/A            25.26%++
Class K - 12//31/96          N/A             N/A            26.68%++          N/A             N/A            26.68%++
Class Y - 12/26/96           N/A             N/A            28.30%++          N/A             N/A            28.30%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Small-Cap Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
--------------            --------         --------        --------        ---------       ---------       ---------

Class A - 1/10/97            N/A             N/A            18.20%++          N/A             N/A            11.70%++
Class B - 2/11/97            N/A             N/A            12.03%++          N/A             N/.A            7.03%++
Class C - 1/13/97            N/A             N/A            17.92%++          N/A             N/A            16.92%++
Class K - 12/31/96           N/A             N/A            19.85%++         N/.A             N/A            19.85%++
Class Y - 12/26/96           N/A             N/A            20.86%++          N/A             N/A            20.86%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Mid-Cap Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
------------              --------         --------        --------        ---------       ---------       ---------

Class A - 12/22/95            .90%           N/A             6.81%          (4.65)%           N/A             2.92%
Class B - 1/26/96             .07%           N/A             6.32%          (4.42)%           N/A             3.64%
Class C - 11/9/95             .17%           N/A             6.48%           (.73)%           N/A             6.48%
Class K -10/2/95              .90%           N/A             6.04%            .90%            N/A             6.04%
Class Y - 8/14/95            1.07%           N/A             8.73%           1.07%            N/A             8.73%

                          12 Month         5 Year         Inception        12 Month        5 Year         Inception
International           Period Ended    Period Ended       through       Period Ended   Period Ended       through
             -
Bond Fund                 6/30/97*        6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------        --------        --------        ---------       ---------       ---------

Class A - 10/17/96          N/A             N/A              (.84)%++        N/A             N/A           (4.81)%
Class B - 6/9/97            N/A             N/A              (.20)%++        N/A             N/A           (5.19)%++
Class K - 3/24/97           N/A             N/A              3.04%++         N/A             N/A            3.04%++
Class Y - 10/2/96           N/A             N/A              (.90)%++        N/A             N/A            (.90)%++






                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Multi-Season Fund         6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**

Class A - 8/4/93            27.57%           N/A             18.37%          20.55%           N/A             16.67%
Class B - 4/29/93           26.61%           N/A             16.75%          21.61%           N/A             16.46%
Class C - 9/20/93           26.66%           N/A             18.04%          25.66%           N/A             18.09%
Class K - 6/23/95           27.55%           N/A             26.32%          27.55%           N/A             26.32%
Class Y - 8/16/93           27.96%           N/A             18.78%          27.96%           N/A             18.78%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Real Estate Fund          6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
----------------          --------         --------        --------        ---------       ---------       ---------

Class A - 9/30/94           33.51%           N/A             19.08%          26.17%           N/A           16.66%
Class B - 10/3/94           32.52%           N/A             18.25%          27.52%           N/A           17.43%
Class C - 1/5/96            32.57%           N/A             25.78%          31.57%           N/A           28.78%
Class K - 10/3/96            N/A             N/A             23.11%++         N/A             N/A           23.11%++
Class Y - 10/3/94           33.74%           N/A             19.92%          33.79%           N/A           19.42%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Small Company           Period Ended     Period Ended      through       Period Ended     Period Ended      through
Growth Fund               6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
-----------               --------         --------        --------        ---------       ---------       ---------

Class A - 11/23/92          18.88%           N/A             19.04%          12.34%           N/A             17.59%
Class B - 4/28/94           18.06%           N/A             23.39%          13.06%           N/A             22.79%
Class C - 9/26/95           18.26%           N/A             28.76%          17.26%           N/A             28.76%
Class K - 11/23/92          18.93%           N/A             19.05%          18.93%           N/A             19.05%
Class Y - 12/1/91           19.26%           21.94%          20.16%          19.26%           21.94%          20.16%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Value Fund                6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
----------                --------         --------        --------        ---------       ---------       ---------

Class A - 9/14/95           34.38%           N/A             25.55%          26.99%           N/A             21.66%
Class B - 9/19/95           33.24%           N/A             24.63%          28.24%           N/A             22.73%
Class C - 2/9/96            33.36%           N/A             24.67%          32.36%           N/A             24.67%
Class K - 11/30/95          34.37%           N/A             26.02%          34.37%           N/A             26.02%
Class Y - 8/18/95           34.66%           N/A             27.26%          34.66%           N/A             27.26%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Bond Fund                 6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------         --------        --------        ---------       ---------       ---------

Class A - 12/9/92            6.84%           N/A              6.32%           2.56%           N/A              5.37%
Class B - 3/13/96            5.97%           N/A              4.74%            .97%           N/A              1.73%
Class C - 3/25/96            6.19%           N/A              4.45%           5.19%           N/A              4.45%
Class K - 11/23/92           6.72%           N/A              6.29%           6.72%           N/A              6.24%
Class Y - 12/1/91            6.99%            5.40%           6.05%           6.99%            5.40%           6.05%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Intermediate            Period Ended     Period Ended      through       Period Ended     Period Ended      through
Bond Fund                 6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------         --------        --------        ---------       ---------       ---------

Class A - 11/24/92           6.34%           N/A              5.19%           2.08%           N/A              4.26%
Class B - 10/25/94           5.60%           N/A              6.37%            .60%           N/A              5.35%
Class C - 4/19/96            5.77%           N/A              5.14%           4.77%           N/A              5.14%
Class K - 11/20/92           6.34%           N/A              5.18%           6.34%           N/A              5.18%
Class Y - 12/1/91            6.60%            5.54%           5.86%           6.60%           N/A              5.86%



                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
U.S. Government         Period Ended     Period Ended      through       Period Ended     Period Ended      through
Income Fund               6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**

Class A - 7/28/94            7.50%           N/A              7.51%           3.20%           N/A              6.02%
Class B - 9/6/95             6.77%           N/A              5.04%           1.77%           N/A              2.96%
Class C - 8/12/96            N/A             N/A              4.87%++         N/A             N/A              3.88%++
Class K - 7/5/94             7.49%           N/A              7.43%           7.49%           N/A              7.43%
Class Y - 7/5/94             7.75%           N/A              7.70%           7.75%           N/A              7.70%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Short Term Treasury     Period Ended     Period Ended      through       Period Ended     Period Ended      through
Fund                      6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**

Class B - 4/4/97             N/A             N/A            1.44%++           N/A             N/A           (3.56)%++
Class K - 4/2/97             N/A             N/A            1.78%++           N/A             N/A            1.78%++
Class Y - 1/29/97            N/A             N/A            2.30%++           N/A             N/A            2.30%++

                           12 Month          5 Year        Inception        12 Month         5 Year        Inception
Michigan                 Period Ended     Period Ended      through       Period Ended    Period Ended      through
Bond Fund                  6/30/97*         6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
---------                  --------         --------        --------       ---------       ---------       ---------

Class A - 2/15/94             7.88%           N/A              4.03%           3.57%          N/A              2.78%
Class B - 7/5/94              7.09%           N/A              6.04%           2.09%          N/A              5.13%
Class C - 10/4/96             N/A             N/A              3.57%++        N/A             N/A              2.57%++
Class K - 1/3/94              8.00%           N/A              3.75%           8.00%          N/A              3.75%
Class Y - 1/3/94              8.26%           N/A              4.02%           8.26%          N/A              4.02%

                            12 Month         5 Year        Inception        12 Month         5 Year        Inception
                          Period Ended    Period Ended      through       Period Ended    Period Ended      through
Tax-Free Bond Fund          6/30/97*        6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
------------------          --------        --------        --------       ---------       ---------       ---------

Class A - 10/9/95              7.13%          N/A              5.20%           2.85%          N/A              2.74%
Class B - 12/6/94              6.43%          N/A              7.47%           1.43%          N/A              6.42%
Class K - 7/5/94               7.13%          N/A              6.73%           7.13%          N/A              6.73%
Class Y - 7/21/94              7.40%          N/A              6.85%           7.40%          N/A              6.85%

Tax-Free                    12 Month         5 Year        Inception        12 Month         5 Year        Inception
Intermediate              Period Ended    Period Ended      through       Period Ended    Period Ended      through
Bond Fund                   6/30/97*        6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
---------                   --------        --------        --------       ---------       ---------       ---------

Class A - 11/30/92            5.04%           N/A            4.52%             .84%           N/A            3.60%
Class B - 5/16/96             4.24%           N/A            4.13%            (.76)%          N/A             .58%
Class K - 2/9/87+++           5.04%          4.83%           5.58%            5.04%           N/A            5.58%
Class Y - 12/17/92            5.40%           N/A            4.74%            5.40%           N/A            4.74%


*        Figures do not include the effect of the sales charge.
**       Figures include the effect of the applicable sales charge.
++       Aggregate total return.
+++      For the 10 year period ended June 30, 1997, the average annual total return for Class K Shares was 5.27%.

         As of June 30, 1997, the following Classes had not commenced operations: Class A Shares of Short Term Treasury Fund, Class B Shares of International Bond Fund, Class C Shares of each of Tax-Free Bond, Intermediate Bond Fund, Short Term Treasury Fund and Tax-Free Intermediate Bond Fund.

         The Equity Selection Fund was not available for purchase as of the date of this Statement of Additional Information.

          All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

         The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Class K Plan or Class A Plan, which were not imposed before December 31, 1993.

                                                        TAXES

         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. Capital gains dividends are not eligible for the dividends received deduction for corporations.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, although because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

         Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular Federal income tax purposes. However, all shareholders required to file a Federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

         The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for Federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

         Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

         Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

         Michigan Tax Considerations - Michigan Bond Fund and Tax-Free Intermediate Bond Fund. As stated in the Michigan Bond Fund Prospectus and the Tax-Free Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax, Michigan Intangibles Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income, Intangibles and Michigan Single Business Taxes, even though the dividends may be exempt for Federal Income Tax purposes.

         In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from Federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

         Bonds or other similar obligations of the State of Michigan or of a political subdivision of the State of Michigan are exempt from Michigan Intangibles Tax under Act No. 301, Public Acts of Michigan, 1939, as amended. In 1986, the Michigan Department of Treasury issued a Bulletin stating that holders of interests in investment companies who are subject to the Michigan intangibles tax will be exempt from the tax to the extent that the investment portfolio consists of items such as Michigan Municipal Obligations.

         The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

         International Equity Fund, International Growth Fund, Emerging Markets Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as the Funds qualify as regulated investment companies, certain distribution requirements are satisfied, and more than 50% of the value of the Funds' assets at the close of the taxable year consists of securities of foreign corporations, the Funds may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Funds that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Funds may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Funds were to make an election, an amount equal to the foreign income taxes paid by the Funds would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Funds will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

         Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

         Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test, all described above.

         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options, futures and forward contracts in which a Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section, 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The Short-Short Test and the diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

         Currency Fluctuations-"Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Discount. Certain of the bonds purchased by a Fund may be treated as bonds that were originally issued at a discount., Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semi-annual compounding of accrued interest.

         If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity.

Investment in Passive Foreign Investment Companies

         Certain Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFIC's"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by the Funds.

Other Taxation

         The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.
Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

                                       ADDITIONAL INFORMATION CONCERNING SHARES

         The Trust and Framlington are Massachusetts business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares. The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Trustees and Directors to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Accelerating Growth, Balanced, Growth & Income, Index 500, International Equity, Small Company Growth, Bond, Intermediate Bond, U.S. Government Income, Michigan Bond, Tax-Free Bond, Tax-Free Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes:
Class A, Class B, Class C, Class K and Class Y Shares. Class C Shares of the Index 500 Fund are not currently available for purchase. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class Y Shares, Class K Shares and Class A Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund and Healthcare Fund. The shares of each Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity Selection Fund, Micro-Cap Fund, Mid-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Financial Services Fund and NetNet Fund, respectively. The shares of each Fund (other than the Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Financial Services Fund and the NetNet Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington the Company) and Class Y Shares. The All-Season Conservative Fund, All-Season
Moderate Fund and All-Season Aggressive Fund offer only Class A, Class B and Class Y Shares. The NetNet Fund and Financial Services Fund each offer only one class of shares.

         At a meeting on April 25 and 26, 1995, the Boards of the Trust and the Company, and at a meeting on November 7, 1996, the Board of Framlington Trust adopted plans pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plans") on behalf of each Fund. At a meeting on February 4, 1997, the Trust, Framlington and the Company adopted Amended and Restated Multi-Class Plans on behalf of each Fund. Each Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of each of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington Trust's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Trustees and Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

         Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

         Shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Trust's and Framlington's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                                    MISCELLANEOUS

         Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company.

         Independent Auditors. Ernst & Young LLP, serves as the Trust's, Framlington's and the Company's independent auditors. The financial statements for the fiscal year or period ended June 30, 1997, incorporated by reference in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 1997, appearing in the related Prospectuses dated October 28, 1997 has been derived from the financial statements audited by Ernst & Young LLP except for periods ended prior to June 30, 1995 for the Multi-Season Fund and Money Market Fund, which have been derived from the financial statements audited by other independent auditors. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon their reports given upon the authority of such firms as experts in accounting and auditing.

Control Persons and Principal Holders of Securities. As of October 1, 1997, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:

                                                           Percent of
      Name of                  Name and                   Total Shares
       Fund                     Address                    Outstanding



         [As of October 1, 1997, Munder Capital Management, Inc., on behalf of their clients owned % of the Accelerating Growth Fund Class Y Shares; % of the Bond Fund Class A Shares; % of the Bond Fund Class Y Shares; % of the Growth & Income Fund Class Y Shares; % of the Index 500 Fund Class Y Shares,; % of the International Equity Fund Class Y Shares; % of the Intermediate Bond Fund Class Y Shares; % of the Michigan Bond Fund Class Y Shares; % of the Multi-Season Fund Class Y Shares; % of the Real Estate Fund Class A Shares; % of the Real Estate Fund Class Y Shares; % of the Small Company Value Fund Class A Shares; % of the Small Company Value Fund Class Y Shares; % of the U.S. Government Income Fund Class Y Shares; % of the Value Fund Class K Shares; % of the Value Fund Class Y Shares; % of the Money Market Fund Class Y Shares.]

          [As of October  1, 1997,  Funds  Distributor  Inc.  on behalf of their
     clients   owned   ___%  of  the   outstanding   Class  __   Shares  of  the
     _____________________________ Fund.]

         [As of October 1, 1997, Merrill Lynch Pierce on behalf of their clients
owned   approximately   ___%  of  the   outstanding   Class  __  Shares  of  the
___________________________ Fund.]

         Shareholder Approvals. As used in this Statement of Additional Information and in each Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                                                REGISTRATION STATEMENT

         This  Statement  of  Additional  Information  and  each  of the  Fund's
Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                                                 FINANCIAL STATEMENTS

         The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 1997 have been audited by Ernst & Young LLP and are incorporated by reference in this Statement of Additional Information from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 1997.








                                                      APPENDIX A

                                                - Rated Investments -


Corporate Bonds

          Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.


         Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

          "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

          "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."







                                                      APPENDIX A

                                                - Rated Investments -

Commercial Paper

         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

         Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".







                                                      APPENDIX B


         As stated in the applicable Prospectuses, the Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.       Interest Rate Futures Contracts

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

         The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts

         General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

          Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                          ANTICIPATORY PURCHASE HEDGE: Buy the Future
                          Hedge Objective: Protect Against Increasing Price

                  Portfolio                                      Futures
                                                                -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities                  Buying 1 Index Futures at 125
                                                                Value of Futures = $62,500/Contract

                                                                -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000                Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                             Value of Futures = $65,000/Contract
                                                                Gain on Futures = $2,500

                                      HEDGING A STOCK PORTFOLIO: Sell the Future
                                      Hedge Objective: Protect Against Declining
                                                Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                           Portfolio                                      Futures
                                                                -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities              Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

                                                                -Day Hedge is Lifted-
Equity Securities - Own Stock Buy 16 Index                      Futures at 120 with Value = $960,000
                                                                Value of Futures = $960,000
Loss in Portfolio Value = $40,000                               Gain on Futures = $40,000


III.  Margin Payments

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser or Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Adviser's or Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.  Options on Futures Contracts

         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions

         The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor or Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor or Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor or Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.



--------
1Trustee/Director is an "interested person" of the Trust, Framlington or the Company as defined in the 1940 Act.
* With waiver of fees by the Advisor, the standardized yields and tax equivalent yields for the Michigan Bond Fund,
   Class A Shares, were ___% and ____%, respectively.
** With  waiver  of  fees  by  the   Advisor,   the   standardized   yields  and
   tax-equivalent yields for the Michigan Bond Fund, Class B Shares were _____% and _____%, respectively and for Class K Shares, were ______% and _______%, respectively.

***  With  waiver  of  fees  by  the  Advisor,   the  standardized   yields  and
tax-equivalent yields for the Michigan Bond Fund, Class Y Shares, were ______% and _______%, respectively.







                            PART C. OTHER INFORMATION

 Item 24.         Financial Statements and Exhibits.
                  ---------------------------------

         (a)      Financial Statements

                  Included in Part A:

                  Financial Highlights to be filed by amendment.

                  Included in Part B:

                  Audited Financial Statements as of June 30, 1997 to be filed by amendment.

                  Included in Part C:

               Consent of Independent Accountants to be filed by amendment.

         (b)      Exhibits:

                  (1)               Declaration of Trust is incorporated herein by reference to Pre-Effective
                                    Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (2)               By-Laws are incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (3)               Not Applicable

                  (4)               Not Applicable

                  (5)      (a)      Form of Investment Advisory Agreement is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                           (b)      Form of Sub-Advisory Agreement is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                  (6)      (a)      Form of Distribution Agreement is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                  (7)               Not Applicable

                  (8)      (a)      Form of Custody Agreement is incorporated herein by reference to Pre-Effective
                                    Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                           (b)      Form of Amendment to Custody Agreement is incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on June 27, 1997.

                           (c)      Form of Subcustodian Agreement is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                  (9)      (a)      Form of Transfer Agency and Registrar Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                                    Statement on Form N-1A filed with the Commission on December 19, 1996.

                           (b)      Form of Administration Agreement is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                  (10)     (a)      Opinion and Consent of Counsel is incorporated herein by reference to
                                    Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on December 19, 1996.

                  (11)     (a)      Consent of Independent Public Accountants.*

                           (b)      Powers of Attorney are incorporated herein by reference to Post-Effective
                                    Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 27, 1997.

                           (c)      Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                                    N-1A filed with the Commission on June 27, 1997.

                  (12)              Not Applicable

                  (13)              Purchase Agreement is incorporated herein by reference to Pre-Effective
                                    Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (14)              Not Applicable

                  (15)              (a)  Service and  Distribution  Plan for The
                                    Munder Framlington Funds Trust Class A, B and C Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                                    Form N-1A filed with the Commission on December 19, 1996.

                           (b)      Service Plan for The Munder Framlington Funds Trust Class K Shares is
                                    incorporated herein by reference to Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement on Form N-1A filed with the Commission on
                                    December 19, 1996.

                  (16)              Schedule for Computation of Performance Quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                                    Statement on Form N-1A filed with the Commission on December 19, 1996.

                  (17)              Financial Data Schedules relating to the Framlington Emerging Markets Fund,
                                    Framlington International Growth Fund and Framlington Healthcare Fund.*

                  (18)              Form of  Amended  and  Restated  Multi-Class
                                    Plan is incorporated  herein by reference to
                                    Post-Effective    Amendment    No.    1   to
                                    Registrant's  Registration Statement on Form
                                    N-1A filed with the  Commission  on June 27,
                                    1997.

--------------------
*To be filed by amendment.


Item 25. Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable.


 Item 26.         Number of Holders of Securities.
                  -------------------------------

                      As of August 22, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant was as follows:

                                                     Class A       Class B      Class C   Class K    Class Y

---------------------------------------------------------------

Framlington International Growth Fund                   22              3          5         1           29
Framlington Emerging Markets Fund                       25             14          6         3           36
Framlington Healthcare Fund                             45             102        10         1           32




Item 27. Indemnification
         ---------------

         Section 4.3 of the Fund's Declaration of Trust provides that Trustees and Officers shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred with any claim, action, suit or proceeding in which they become involved by virtue of being or having been a Trustee or Officer. However, no indemnification may be provided: (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of a Trustee or Officer; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication as provided above resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by
(x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that a Trustee or Officer is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


   Item 28.Business and Other Connections of Investment Advisor and Sub-Advisor.
            --------------------------------------------------------------------

                            Munder Capital Management
                            -------------------------

                                                                       Position
Name                                                                   with Advisor
----                                                                   ------------

Old MCM, Inc.                                                          Partner

Munder Group LLC                                                       Partner

WAM Holdings, Inc.                                                     Partner

Woodbridge Capital Management, Inc.                                    Partner

Lee P. Munder                                                          President and Chief
Executive Officer

Leonard J. Barr, II                                                    Senior Vice President and Director of
                                                                       Research

Ann J. Conrad                                                          Vice President and Director of Special
                                                                       Equity Products

Clark Durant                                                           Vice President and Co-Director of The
                                                                       Private Management Group

Terry H. Gardner                                                       Vice President and Chief Financial Officer

Elyse G. Essick                                                        Vice President and Director of Client
                                                                       Services

Otto G. Hinzmann                                                       Vice President and Director of Equity Portfolio
                                                                       Management

Sharon E. Fayolle                                                      Vice President and Director of Money Market Trading

Anne K. Kennedy                                                        Vice President and Director of Corporate Bond
                                                                       Trading

Richard R. Mullaney                                                    Vice President and Director of The
                                                                       Private Management Group

Peter G. Root                                                          Vice President and Director of Government
                                                                       Securities Trading

Lisa A. Rosen                                                          General Counsel and Director of Mutual
                                                                       Fund Operations

Ann F. Putallaz                                                        Vice President and Director of Fiduciary
                                                                       Services

James C. Robinson                                                      Executive Vice President and Chief Investment
                                                                       Officer/Fixed Income

Gerald L. Seizert                                                      Executive Vice President  and Chief
                                                                       Investment Officer/Equity

Paul D. Tobias                                                         Executive Vice President and Chief
                                                                       Operating Officer


For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-32415.



               Framlington Overseas Investment Management Limited

                                                                                    Position
                 Name                                                           with Sub-Advisor

           Warren J. Colman                                                         Director

           Gary C. Fitzgerald                                                       Director

           Jean-Luc Schilling                                                       Director

           Michael A. Vogel                                                         Director

           Robert Jenkins                                                       Portfolio Manager

For more information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

    Item 29.      Principal Underwriters.
                  ----------------------

(a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                  Harris Insight Funds Trust                           The Skyline Funds
                  The Munder Funds Trust                               Fremont Mutual Funds, Inc.
                  St. Clair Funds, Inc.                                RCM Capital Funds, Inc.
                  The Munder Funds, Inc.                               Monetta Fund, Inc.
                  BJB Investment Funds                                 Monetta Trust
                  The PanAgora Institutional Funds                     Burridge Funds
                  RCM Equity Funds, Inc.                               The JPM Series Trust
                  Waterhouse Investors Cash                            The JPM Series Trust II
                     Management Fund, Inc.                             HT Insight Funds, Inc.
                  LKCM Fund                                               d/b/a Harris Insight Funds
                  The JPM Pierpont Funds                               The Brinson Funds
                  The JPM Institutional Funds                          WEBS Index Fund, Inc.
                  Orbitex Group of Funds                               The Montgomery Funds
                                                                       The Montgomery Funds II

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                 Director, President and Chief Executive Officer                - Marie E. Connolly
                 Executive Vice President                                       - Richard W. Ingram
                 Executive Vice President                                       - Donald R. Roberson
                 Senior Vice President, General Counsel,                        - John E. Pelletier
                 Secretary and Clerk
                 Senior Vice President                                          - Michael S. Petrucelli
                 Director, Senior Vice President, Treasurer and                 - Joseph F. Tower, III
                 Chief Financial Officer
                 Senior Vice President                                          - Paula R. David
                 Senior Vice President                                          - Bernard A. Whalen
                 Director                                                       - William J. Nutt

         (c)      Not Applicable


Item 30. Location of Accounts and Records.
                  --------------------------------

                  The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment adviser)

          (2)  Framlington   Overseas   Investment   Management   Limited,   155
               Bishopsgate, London, EC2M 3XJ (records relating to its function as sub-adviser)

          (3) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as Administrator and Transfer Agent)

          (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor)

          (5) Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31. Management Services.
                  -------------------

                  Not Applicable

Item 32. Undertakings.
                  ------------

         (a)      Not applicable

         (b)      Not Applicable.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of
                  Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 29th day of August, 1997.

                                             The Munder Framlington Funds Trust

                                                       By:             *
                                                              Lee P. Munder
                                                              President


* By:
                  /s/ Teresa M.R. Hamlin
                  Teresa M.R. Hamlin
                  as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

         Signatures                            Title                                Date


   *                                    President and Chief                    August 29, 1997
------------------------------
Lee P. Munder                           Executive Officer

   *                                    Trustee                                August 29, 1997
------------------------------
Charles W. Elliott

   *                                    Trustee                                August 29, 1997
------------------------------
Joseph E. Champagne

   *                                    Trustee                                August 29, 1997
------------------------------
Thomas B. Bender

   *                                    Trustee                                August 29, 1997
------------------------------
Thomas D. Eckert

   *                                    Trustee                                August 29, 1997
------------------------------
John Rakolta, Jr.

   *                                    Trustee                                August 29, 1997
------------------------------
David J. Brophy

   *                                    Vice President,                        August 29, 1997
------------------------------
Terry H. Gardner                        Treasurer and Chief
                                        Financial Officer


* By:
                  /s/ Teresa M.R. Hamlin
                  Teresa M.R. Hamlin
                  as Attorney-in-Fact

* The Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 27, 1997.